                            HARTFORD HLS MUTUAL FUNDS


[LOGO]


















                                  ANNUAL REPORT

                                      1999

 PERFORMANCE SUMMARY OF HARTFORD HLS MUTUAL FUNDS
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 FUNDS
-------------------------------------------------------------------------------------------------------------------------------
                                  CLASS IA SHARES TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------
                                     1999        1998        1997      1996        1995         1994       1993         1992
-------------------------------------------------------------------------------------------------------------------------------
  Stock.........................    19.78%      33.47%      31.38%      24.37%      34.10%      (1.89)%     14.34%      10.04%
  Bond..........................    (2.02)       8.15       11.35        3.52       18.49       (3.95)      10.24        5.53
  Money Market..................     4.89        5.25        5.31        5.19        5.74        3.95        2.94        3.63
  Advisers......................    10.59       24.66       24.51       16.59       28.34       (2.74)      12.25        8.30
  Capital Appreciation..........    37.46       15.48       22.34       20.70       30.25        2.50       20.80       16.98
  Mortgage Securities...........     1.52        6.72        9.01        5.07       16.17       (1.61)       6.31        4.64
  Index.........................    20.49       28.06       32.61       22.09       36.55        0.94        9.12        6.82
  International Opportunities...    39.86       13.16        0.34       12.93       13.93       (1.94)      33.73       (4.43)
  Dividend and Growth...........     5.31       16.42       31.89       22.91       36.37        1.96*      --          --
  International Advisers........    23.16       13.35        5.52       11.79       15.84*      --          --          --
  Small Company.................    65.83       11.62       18.38        7.15*      --          --          --          --
  MidCap........................    51.81       26.57       13.81*      --          --          --          --          --
  Growth and Income.............    21.82       19.05*      --          --          --          --          --          --
  Global Leaders................    50.37       31.88*      --          --          --          --          --          --
  High Yield....................      4.7        3.58*      --          --          --          --          --          --

  MARKET INDICES

  Standard & Poor's 500 Stock
   Index........................    21.03%      28.60%      33.35%      22.95%      37.52%       1.31%      10.06%       7.61%
  Standard & Poor's 400 Stock
   Index (MidCap)...............     14.7       19.11       32.25       19.18       30.88       (3.59)      11.03        7.58
  Lehman Gov't./Corp. Bond
   Index........................    (2.15)       9.47        9.76        2.90       19.24       (3.51)      11.03        7.58
  90-Day Treasury Bills.........     4.87        4.98        5.33        5.29        5.80        4.14        3.12        3.70
  MSCI EAFEGDP..................    31.02       26.71        5.77        7.63       11.16        7.81       33.56       (9.65)
  Russell 2000 Index............    21.26       (2.55)      22.36       16.51       28.45       (1.82)      18.71       18.41
  Russell 2500 Index............    24.15        0.38       24.43       19.04       31.70       (1.07)      16.54       16.18
  Lehman Brothers Mortgage
   Backed Bond Index............     1.86        6.96        9.49        5.35       16.80       (1.61)       6.84        8.96

-----------------------------------------------------------------------------------------------
  FUNDS
-----------------------------------------------------------------------------------------------
                              CLASS IA SHARES TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                    1991         1990         1989
-----------------------------------------------------------------------------------------------
  Stock.........................    24.58%        3.87%      26.02%
  Bond..........................    16.43         8.39       12.10
  Money Market..................     6.01         8.09        9.10
  Advisers......................    20.33         1.26       21.72
  Capital Appreciation..........    53.99       (10.90)      24.11
  Mortgage Securities...........    14.71         9.70       13.13
  Index.........................    29.53        (3.99)      30.47
  International Opportunities...    13.00       (11.76)*     --
  Dividend and Growth...........    --           --          --
  International Advisers........    --           --          --
  Small Company.................    --           --          --
  MidCap........................    --           --          --
  Growth and Income.............    --           --          --
  Global Leaders................    --           --          --
  High Yield....................    --           --          --

  MARKET INDICES

  Standard & Poor's 500 Stock
   Index........................    30.39%       (3.11)%     31.62%
  Standard & Poor's 400 Stock
   Index (MidCap)...............    16.13         8.28       14.24
  Lehman Gov't./Corp. Bond
   Index........................    16.13         8.28       14.24
  90-Day Treasury Bills.........     5.90         7.95        8.67
  MSCI EAFEGDP..................    10.73        --          --
  Russell 2000 Index............    46.04       (19.48)      16.26
  Russell 2500 Index............    46.69       (14.88)      19.43
  Lehman Brothers Mortgage
   Backed Bond Index............    15.72        10.72       15.35
---------------------------------------------------------------------------------------------------

 * The inception dates of the Funds are as follows: Stock and Bond--August 31, 1977, Money Market--June 30 1980, Advisers--March 31, 1983, Capital Appreciation--April 2, 1984, Mortgage Securities--January 1, 1985, Index--May 1, 1987, International Opportunities--July 2, 1990, Dividend and Growth--March 8, 1994, International Advisers--March 1, 1995, Small Company--August 9, 1996, MidCap--July 15, 1997, Growth and Income--May 29, 1998, High Yield and Global Leaders--September 30, 1998

 The performance figures for mutual funds do not include insurance charges that are included in the unit values of individual plans.

 Total return consists of any change in the market price of securities owned by the various mutual funds, as well as income from dividends or interest. Calculations assume reinvestment of income. Performance figures represent past results and are not a guarantee of future performance. An investor's unit when redeemed, may be worth more or less than the original cost. Results do not take into account personal income taxes and capital gains where applicable. Market indices are included as a broad measure of market performance, and no direct comparison with funds is intended.

 HARTFORD BOND HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

  PRINCIPAL                                                 MARKET
   AMOUNT                                                   VALUE
-------------                                            ------------
ASSET-BACKED SECURITIES -- 2.5%
$  11,000,000  California Infrastructure Pacific Gas &
                Electric, Series 1997-1, Class A7
                 6.38% due 09/25/08....................  $ 10,692,440
    3,250,000  California Infrastructure Southern
                California Co., Series 1997-1,
                Class A3
                 6.17% due 03/25/03....................     3,230,857
   11,400,000  Chemical Master Credit Card Trust,
                Series 1996-1, Class A
                 5.55% due 09/15/03....................    11,263,086
                                                         ------------
               Total asset-backed securities...........  $ 25,186,383
                                                         ============
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
      207,285  Oakwood Mortgage Investors, Inc.,
                Series 1994-A, Class B1
                 8.40% due 02/15/15....................  $    207,284
    2,264,924  Premier Auto Trust, Series 1998-5,
                Class A2
                 5.07% due 04/09/01....................     2,258,989
                                                         ------------
               Total collateralized mortgage
               obligations.............................  $  2,466,273
                                                         ============
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.7%
    5,070,916  Capital Lease Funding Securitization,
                Series 1997-CTL1, Class A1
                 7.421% due 06/22/24...................  $  5,069,727
    7,600,000  Comed Transitional Funding Trust,
                Series 1998-1, Class A5
                 5.44% due 03/25/07....................     7,152,664
    5,175,000  DLJ Commercial Mortgage Corp.,
                Series 1998-CF1, Class B2
                 7.33% due 01/15/10....................     4,451,224
                                                         ------------
               Total commercial mortgage-backed
               securities..............................  $ 16,673,615
                                                         ============
CORPORATE NOTES -- 55.4%
               AEROSPACE & DEFENSE -- 2.5%
    9,500,000  Lockheed Martin Corp.
                 7.95% due 12/01/05....................  $  9,429,301
    9,000,000  Textron, Inc.
                 6.375% due 07/15/04...................     8,681,292
    7,650,000  United Technologies Corp.
                 6.50% due 06/01/09....................     7,200,080
                                                         ------------
                                                           25,310,673
                                                         ------------
               COLLEGES -- 1.1%
    7,700,000  Massachusetts Institute of Technology
                 7.25% due 11/02/2096..................     7,325,179
    3,500,000  Yale University
                 7.375% due 04/15/2096.................     3,209,230
                                                         ------------
                                                           10,534,409
                                                         ------------
               COMMUNICATIONS EQUIPMENT -- 1.8%
 ^^11,300,000  Global Crossing Ltd.
                 9.50% due 11/15/09....................    11,130,500
    3,000,000  Hughes Electronic Corp.
                 7.472% due 10/23/00...................     2,992,500
    3,400,000  Jones Intercable, Inc.
                 10.50% due 03/01/08...................     3,589,658
                                                         ------------
                                                           17,712,658
                                                         ------------
CORPORATE NOTES  -- (CONTINUED)
               COMPUTERS & OFFICE
               EQUIPMENT -- 0.6%
$   5,400,000  International Business Machines Corp.
                 7.25% due 11/01/02....................  $  5,471,695
                                                         ------------
               CONSUMER DURABLES -- 0.4%
    4,500,000  TRW, Inc.
                 7.125% due 06/01/09...................     4,275,603
                                                         ------------
               ENERGY & SERVICES -- 8.4%
    8,250,000  Amoco Co.
                 6.00% due 06/09/08....................     7,563,352
    3,600,000  CMS Panhandle Holding Co.
                 6.125% due 03/15/04...................     3,406,388
    2,225,000  CMS Energy Corp.
                 6.75% due 01/15/04....................     2,062,735
      800,000  CMS Energy Corp.
                 7.50% due 01/15/09....................       722,184
   14,400,000  Conoco, Inc.
                 5.90% due 04/15/04....................    13,730,112
    5,100,000  Conoco, Inc.
                 6.95% due 04/15/29....................     4,586,195
    6,500,000  Enterprise Oil PLC
                 6.50% due 05/01/05....................     6,071,201
    3,000,000  Enterprise Oil PLC
                 6.70% due 09/15/07....................     2,781,708
    1,000,000  Gulf Canada Resources Ltd.
                 8.25% due 03/15/17....................       870,490
    1,200,000  Gulf Canada Resources Ltd.
                 8.375% due 11/15/05...................     1,164,000
    6,500,000  Noble Drilling Corp.
                 7.50% due 03/15/19....................     6,204,971
   11,800,000  Occidental Petroleum Corp.
                 7.375% due 11/15/08...................    11,484,550
    3,500,000  Ocean Energy, Inc.
                 7.625% due 07/01/05...................     3,325,000
    1,975,000  R&B Falcon Corp.
                 6.75% due 04/15/05....................     1,772,562
    2,000,000  R&B Falcon Corp.
                 7.375% due 04/15/18...................     1,550,000
    2,500,000  R&B Falcon Corp.
                 11.375% due 03/15/09..................     2,675,000
    9,511,000  Seagull Energy Corp.
                 7.50% due 09/15/27....................     7,814,599
    1,000,000  Tesoro Petroleum Corp.
                 9.00% due 07/01/08....................       955,000
    2,850,000  Tuboscope, Inc.
                 7.50% due 02/15/08....................     2,365,500
    2,500,000  Union Oil Co. of California
                 9.375% due 02/15/11...................     2,786,515
                                                         ------------
                                                           83,892,062
                                                         ------------
               FINANCIAL SERVICES -- 11.5%
    6,500,000  Bank of New York Co., Inc. (The)
                 7.625% due 07/15/02...................     6,553,306
    7,000,000  Bayerische Landesbank (NY)
                 6.20% due 02/09/06....................     6,556,410
    4,450,000  CIT Group, Inc. (The)
                 5.57% due 12/08/03....................     4,189,924

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD BOND HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

  PRINCIPAL                                                 MARKET
   AMOUNT                                                   VALUE
-------------                                            ------------
CORPORATE NOTES  -- (CONTINUED)
               FINANCIAL SERVICES  -- (CONTINUED)
$   4,500,000  CIT Group, Inc. (The)
                 7.125% due 06/17/02...................  $  4,497,565
   10,000,000  Ford Motor Credit Co.
                 5.75% due 02/23/04....................     9,473,530
   13,000,000  Ford Motor Credit Co.
                 7.75% due 11/15/02....................    13,226,096
   10,000,000  General Electric Capital Corp.
                 6.52% due 10/08/02....................     9,909,890
    7,000,000  General Electric Capital Corp.
                 6.81% due 11/03/03....................     6,954,521
    3,800,000  General Motors Acceptance Corp.
                 6.17% due 08/18/03....................     3,775,170
    1,000,000  General Motors Acceptance Corp.
                 6.55% due 11/17/03....................       977,750
    7,900,000  Inter-American Development Bank
                 8.875% due 06/01/09...................     8,809,290
    5,000,000  Sprint Capital Corp.
                 5.70% due 11/15/03....................     4,747,960
    6,750,000  Sumitomo Bank International Finance N.V.
                 8.50% due 06/15/09....................     6,862,124
    4,300,000  Trenwick Group, Inc.
                 6.70% due 04/01/03....................     4,196,804
   15,000,000  TXU Eastern Funding
                 6.15% due 05/15/02....................    14,538,750
    3,050,000  Wachovia Corp.
                 5.625% due 12/15/08...................     2,655,055
    7,150,000  Wachovia Corp.
                 6.25% due 08/01/08....................     6,591,871
                                                         ------------
                                                          114,516,016
                                                         ------------
               FOOD, BEVERAGE & TOBACCO -- 2.6%
    4,850,000  Golden State Holdings, Inc.
                 6.75% due 08/01/01....................     4,674,609
    5,500,000  Marriott International, Inc.
                 6.875% due 11/15/05...................     5,195,696
    7,400,000  Ralcorp Holdings, Inc.
                 8.75% due 09/15/04....................     7,873,104
    8,325,000  Seagram (J) & Sons, Inc.
                 6.25% due 12/15/01....................     8,151,065
                                                         ------------
                                                           25,894,474
                                                         ------------
               HEALTH CARE -- 1.5%
    2,250,000  Columbia/HCA Healthcare Corp.
                 7.05% due 12/01/27....................     1,657,442
    2,250,000  Columbia/HCA Healthcare Corp.
                 7.50% due 11/15/95....................     1,648,374
    1,675,000  Columbia/HCA Healthcare Corp.
                 7.50% due 12/15/23....................     1,340,482
    1,900,000  HealthSouth Corp.
                 6.875% due 06/15/05...................     1,662,131
    3,870,000  HealthSouth Corp.
                 7.00% due 06/15/08....................     3,183,860
    6,000,000  Tenet Healthcare Corp.
                 8.00% due 01/15/05....................     5,745,000
                                                         ------------
                                                           15,237,289
                                                         ------------
               HOME BUILDING -- 0.4%
$   1,390,000  U.S. Home Corp.
                 7.95% due 03/01/01....................  $  1,393,337
    2,800,000  U.S. Home Corp.
                 8.25% due 08/15/04....................     2,670,500
                                                         ------------
                                                            4,063,837
                                                         ------------
               HOTELS & GAMING -- 1.0%
    1,165,000  Harrah's Operating Co., Inc.
                 7.875% due 12/15/05...................     1,125,681
    4,825,000  MGM Grand, Inc.
                 6.875% due 02/06/08...................     4,274,168
    6,531,000  Starwood Hotels & Resorts
                Worldwide, Inc.
                 7.375% due 11/15/15...................     4,994,510
                                                         ------------
                                                           10,394,359
                                                         ------------
               INDUSTRIAL -- 5.6%
    1,500,000  Bowater, Inc.
                 8.50% due 12/15/01....................     1,523,682
    5,750,000  Browning-Ferris Industries, Inc.
                 7.40% due 09/15/35....................     4,067,492
    1,750,000  CSC Holdings, Inc.
                 7.25% due 07/15/08....................     1,658,125
    1,700,000  CSC Holdings, Inc.
                 8.125% due 07/15/09...................     1,697,875
    3,600,000  du Pont (E.I.) de Nemours & Co.
                 6.75% due 10/15/04....................     3,551,536
    5,700,000  du Pont (E.I.) de Nemours & Co.
                 6.75% due 09/01/07....................     5,510,606
    1,420,000  Equistar Chemicals LP
                 8.75% due 02/15/09....................     1,399,312
    1,150,000  Federal-Mogul Corp.
                 7.375% due 01/15/06...................     1,053,696
    1,900,000  Georgia Gulf Corp.
                 7.625% due 11/15/05...................     1,743,711
    1,000,000  Pioneer Natural Resources Co.
                 6.50% due 01/15/08....................       848,561
    5,650,000  Pioneer Natural Resources Co.
                 7.20% due 01/15/28....................     4,282,253
    3,600,000  Placer Dome, Inc.
                 7.125% due 05/15/03...................     3,492,262
    7,300,000  Placer Dome, Inc.
                 7.125% due 06/15/07...................     6,697,253
    2,800,000  Polaroid Corp.
                 11.50% due 02/15/06...................     2,772,000
    5,000,000  Rohm & Haas Co.
                 6.95% due 07/15/04....................     4,942,570
    4,500,000  Vaster Resources, Inc.
                 6.50% due 04/01/09....................     4,177,759
    6,300,000  Weyerhaeuser Co.
                 7.25% due 07/01/13....................     6,064,600
                                                         ------------
                                                           55,483,293
                                                         ------------
               MEDIA & SERVICES -- 3.9%
   10,000,000  British Sky Broadcasting Group PLC
                 6.875% due 02/23/09...................     8,812,970
    2,000,000  CF Cable TV, Inc.
                 11.625% due 02/15/05..................     2,127,414

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

  PRINCIPAL                                                 MARKET
   AMOUNT                                                   VALUE
-------------                                            ------------
CORPORATE NOTES  -- (CONTINUED)
               MEDIA & SERVICES  -- (CONTINUED)
$   1,000,000  Continental Cablevision, Inc.
                 9.50% due 08/01/13....................  $  1,091,996
    6,300,000  Cox Communications, Inc.
                 7.50% due 08/15/04....................     6,329,660
    7,200,000  Fox/Liberty Networks LLC
                 8.875% due 08/15/07...................     7,344,000
   ^4,000,000  Liberty Media Group
                 7.875% due 07/15/09...................     3,981,876
    3,019,000  Time Warner Enterprises, Co. LP
                 8.875% due 10/01/12...................     3,253,214
    5,900,000  Turner Broadcasting System, Inc.
                 7.40% due 02/01/04....................     5,889,073
                                                         ------------
                                                           38,830,203
                                                         ------------
               PACKAGING & CONTAINERS -- 0.4%
    2,550,000  Domtar, Inc.
                 9.50% due 08/01/16....................     2,728,500
    1,000,000  Owens-Illinois, Inc.
                 8.10% due 05/15/07....................       950,657
                                                         ------------
                                                            3,679,157
                                                         ------------
               REAL ESTATE -- 0.5%
    5,000,000  Duke Realty LP (REIT)
                 7.25% due 09/22/02....................     4,932,770
                                                         ------------
               RETAIL -- 2.2%
    2,700,000  Ahold Finance USA, Inc.
                 6.25% due 05/01/09....................     2,449,421
    1,750,000  Kmart Corp.
                 7.75% due 10/01/12....................     1,548,379
    5,000,000  Kmart Corp.
                  8.96% due 12/10/19....................    4,833,030
    4,000,000  Kmart Corp.
                 12.50% due 03/01/05...................     4,504,884
    8,585,000  Stop & Shop Cos., Inc. (The)
                 9.75% due 02/01/02....................     8,977,944
                                                         ------------
                                                           22,313,658
                                                         ------------
               TELECOMMUNICATIONS -- 2.5%
    9,500,000  AT&T Corp.
                 6.50% due 03/15/29....................     8,133,482
    7,000,000  AT&T Corp.
                 7.00% due 05/15/05....................     6,941,970
    1,230,000  Rogers Cablesystems, Inc.
                 10.125% due 09/01/12..................     1,297,650
    7,000,000  Tele-Communications, Inc.
                 8.35% due 02/15/05....................     7,295,631
                                                         ------------
                                                           23,668,733
                                                         ------------
               TEXTILE -- 0.6%
   ^7,500,000  Levi Straus & Co.
                 7.00% due 11/01/06....................     5,632,642
                                                         ------------
               TRANSPORTATION -- 1.5%
      400,000  AMR Corp.
                 10.00% due 03/07/01...................       411,830
    6,624,893  Continental Airlines, Inc.
                 7.461% due 04/01/13...................     6,360,029
    4,000,000  CSX Corp.
                 7.25% due 05/01/04....................     3,960,860

               TRANSPORTATION  -- (CONTINUED)
$     500,000  Interpool, Inc.
                 7.20% due 08/01/07....................  $    408,196
    4,547,596  U.S. Air, Inc., Class A
                 6.76% due 04/15/08....................     4,239,859
                                                         ------------
                                                           15,380,774
                                                         ------------
               UTILITIES -- 6.1%
    1,650,000  Calpine Corp.
                 7.625% due 04/15/06...................     1,571,625
    1,500,000  Chesapeake & Potomac Telephone Co.
                 8.30% due 08/01/31....................     1,565,725
    1,750,000  Cleveland Electric Illuminating Co.
                 7.13% due 07/01/07....................     1,671,552
    4,500,000  Edison International
                 6.875% due 09/15/04...................     4,406,908
    1,341,000  El Paso Electric Co.
                 9.40% due 05/01/11....................     1,433,345
    7,250,000  Illinois Power Co.
                 6.25% due 07/15/02....................     7,057,831
    4,725,000  Niagara Mohawk Power Corp.
                 6.875% due 03/01/01...................     4,707,300
    5,179,270  Niagara Mohawk Power Corp.
                 7.25% due 10/01/02....................     5,161,996
   13,150,000  PacifiCorp
                 6.375% due 05/15/08...................    12,172,297
    3,100,000  PacifiCorp
                 6.12% due 01/15/06....................     2,887,860
    6,000,000  Philadelphia Electric Co.
                 5.625% due 11/01/01...................     5,853,672
    9,000,000  Philadelphia Electric Co.
                 7.50% due 07/15/02....................     9,039,924
    4,000,000  Public Service Electric & Gas Co.
                 7.00% due 09/01/24....................     3,516,792
                                                         ------------
                                                           61,046,827
                                                         ------------
               WASTE MANAGEMENT -- 0.3%
   ^4,000,000  Waste Management, Inc.
                 7.375% due 05/15/29...................     3,150,412
                                                         ------------
               Total corporate notes...................  $551,421,544
                                                         ============
ENHANCED EQUIPMENT TRUST CERTIFICATES -- 0.3%
    2,280,001  Norwest Airlines Corp.
                 11.30% due 06/21/14...................  $  2,517,941
                                                         ============
FOREIGN/YANKEE BONDS & NOTES -- 3.0%
               FOREIGN CORPORATIONS -- 1.2%
    1,800,000  Hydro-Quebec
                 8.40% due 01/15/22....................  $  1,914,696
    1,800,000  Hydro-Quebec
                 9.50% due 11/15/30....................     2,140,470
    6,000,000  KFW International Finance, Inc.
                 9.50% due 12/15/00....................     6,169,422
    2,100,000  Petroleos Mexicanos
                 9.50% due 09/15/27....................     2,100,000
                                                         ------------
                                                           12,324,588
                                                         ------------
               FOREIGN GOVERNMENTS -- 1.8%
    3,200,000  Province of Alberta
                 4.875% due 10/29/03...................     2,995,328

 HARTFORD BOND HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999


  PRINCIPAL                                                 MARKET
   AMOUNT                                                   VALUE
-------------                                            ------------
FOREIGN/YANKEE BONDS & NOTES  -- (CONTINUED)
               FOREIGN GOVERNMENTS  -- (CONTINUED)
$   3,563,000  Province of Manitoba
                 5.50% due 10/01/08....................  $  3,187,388
    5,350,000  Province of Quebec
                 5.75% due 02/15/09....................     4,778,299
    5,000,000  Province of Quebec
                 7.50% due 09/15/29....................     4,871,700
    2,000,000  Republic of Venezuela
                 8.50% due 03/31/20....................     1,407,500
                                                         ------------
                                                           17,240,215
                                                         ------------
               Total foreign/yankee bonds & notes......  $ 29,564,803
                                                         ============
U.S. TREASURIES & FEDERAL AGENCIES -- 28.8%
               FEDERAL NATIONAL MORTGAGE ASSOCIATION --
               9.7%
   82,732,245  6.00% due 07/01/12 - 08/01/29...........  $ 77,759,486
               FNMA Multifamily DUS
    2,874,361  6.48% due 12/01/05......................     2,771,983
    5,387,690  6.50% due 10/01/12 - 09/01/28...........     5,188,622
   11,600,000  7.50% due 01/01/30......................    11,473,119
                                                         ------------
                                                           97,193,210
                                                         ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
               -- 1.2%
   12,969,117  6.00% due 01/15/29 - 10/15/29...........    11,809,151
                                                         ------------
               U.S. TREASURY BONDS -- 10.4%
    6,050,000  6.375% due 08/15/27.....................     5,808,000
      692,000  6.75% due 08/15/26......................       695,027
      940,000  7.50% due 11/15/24......................     1,025,775
    2,150,000  7.625% due 02/15/25.....................     2,382,468
    3,380,000  8.125% due 08/15/19.....................     3,851,087
   25,580,000  8.75% due 05/15/17 - 08/15/20...........    30,614,858
   28,895,000  8.875% due 08/15/17.....................    34,919,500
   12,430,000  10.625% due 08/15/15....................    16,924,228
    5,830,000  11.875% due 11/15/03....................     6,883,043
                                                         ------------
                                                          103,103,986
                                                         ------------
               U.S. TREASURY INFLATION-INDEXED
               SECURITIES -- 7.5%

    6,168,641  3.375% due 01/15/07.....................     6,053,774
   70,491,264  3.625% due 07/15/02 - 04/15/28..........    68,148,205
                                                         ------------
                                                           74,201,979
                                                         ------------
               Total U.S. treasuries & federal
               agencies................................  $286,308,326
                                                         ============
SHORT-TERM SECURITIES -- 7.8%
               COMMERCIAL PAPER -- 2.8%
    7,100,000  Bell Atlantic Corp.
                 5.90% due 01/19/00....................  $  7,079,055

SHORT-TERM SECURITIES  -- (CONTINUED)
               COMMERCIAL PAPER  -- (CONTINUED)
$   2,700,000  Conoco, Inc.
                 5.97% due 02/10/00....................  $  2,682,090
    7,100,000  General Electric Capital Corp.
                 5.90% due 01/27/00....................     7,069,746
    5,000,000  Guident Corp.
                 6.35000% due 02/18/00.................     4,957,666
    6,000,000  TRW, Inc.
                 6.39% due 02/22/00....................     5,944,620
                                                         ------------
                                                           27,733,177
                                                         ------------
               REPURCHASE AGREEMENT -- 5.0%
   49,830,000  Interest in $208,259,000 joint
               repurchase agreement dated 12/31/99 with
               State Street Bank 2.80% due 01/03/00;
               maturity amount $49,841,627
               (Collateralized by $211,642,000 U.S.
               Treasury Notes 5.50% - 6.875% due
               05/15/01 - 05/15/06)....................    49,830,000
                                                         ------------
               Total short-term securities.............  $ 77,563,177
                                                         ============


DIVERSIFICATION OF NET ASSETS:
Total asset-backed securities (cost
 $25,264,414)...........................       2.5%      $25,186,383
Total collateralized mortgage
 obligations (cost $2,471,682)..........       0.2         2,466,273
Total commercial mortgage-backed
 securities (cost $17,617,377)..........       1.7        16,673,615
Total corporate notes (cost
 $571,045,092)..........................      55.4       551,421,544
Total enhanced equipment trust
 certificates (cost $2,813,081).........       0.3         2,517,941
Total foreign/yankee bonds & notes (cost
 $30,891,618)...........................       3.0        29,564,803
Total U.S. treasuries & federal agencies
 (cost $299,255,497)....................      28.8       286,308,326
Total short-term securities (cost
 $77,563,177)...........................       7.8        77,563,177
                                             -----       -----------
Total investment in securities (total
 cost $1,026,921,938)...................      99.7       991,702,062
Cash, receivables and other assets......       1.6        15,558,849
Payable for securities purchased........      (1.2)      (11,625,406)
Payable for Fund shares redeemed........      (0.1)         (933,178)
Other liabilities.......................      (0.0)          (23,959)
                                             -----        -----------
Net assets..............................     100.0%     $994,678,368
                                             =====       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                       MARKET
                                                       VALUE
                                                    ------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 2,000,000,000 shares authorized; 1,000,811,188
 shares outstanding...............................  $100,081,119
Capital surplus...................................   945,020,923
Accumulated undistributed net investment income...     4,520,247
Accumulated net realized loss on investments......   (19,492,639)
Unrealized depreciation of investments............   (35,219,876)
Unrealized depreciation of futures
 contracts(Section)...............................      (231,406)
                                                    ------------
Net assets........................................  $994,678,368
                                                    ============
Class IA
Net asset value per share ($978,860,502
  DIVIDED BY 984,905,958 shares outstanding)
 (1,600,000,000 shares authorized)................         $0.99
                                                            ====
Class IB
Net asset value per share ($15,817,866
  DIVIDED BY 15,905,230 shares outstanding)
 (400,000,000 shares authorized)..................         $0.99
                                                            ====

   ^^Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to $23,895,430 or 2.4% of net assets.
Section
     The Fund had 142 March 2000 U.S. 10 year U.S. Treasury Notes Index Futures contracts open as of December 31, 1999. These contracts had a value of $13,612,031 as of December 31, 1999 and were collateralized by Bell Atlantic Financial Services and General Electric Capital Corp. Commercial Paper. The discount rates and maturity dates were 5.90% 01/19/00 and 5.90% 01/27/00 respectively.

 HARTFORD STOCK HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS -- 95.1%
              AEROSPACE & DEFENSE -- 1.9%
   1,050,000  Honeywell International, Inc............  $   60,571,875
   1,900,000  United Technologies Corp................     123,500,000
                                                        --------------
                                                           184,071,875
                                                        --------------
              COMMUNICATIONS
              EQUIPMENT -- 9.7%
    *100,000  Broadcom Corp., Class A.................      27,237,500
  *2,625,000  Cisco Systems, Inc......................     281,203,125
    *200,000  JDS Uniphase Corp.......................      32,262,500
   2,600,000  Lucent Technologies, Inc................     194,512,500
   1,250,000  Motorola, Inc...........................     184,062,500
     850,000  Nokia Corp. ADR.........................     161,500,000
    *350,000  Sprint Corp. (PCS Group)................      35,875,000
                                                        --------------
                                                           916,653,125
                                                        --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 2.5%
   1,500,000  International Business Machines Corp....     162,000,000
   3,300,000  Xerox Corp..............................      74,868,750
                                                        --------------
                                                           236,868,750
                                                        --------------
              CONSUMER NON-DURABLES -- 1.4%
   1,230,000  Procter & Gamble Co. (The)..............     134,761,875
                                                        --------------
              CONSUMER SERVICES -- 0.2%
   1,302,350  ServiceMaster Co. (The).................      16,035,188
                                                        --------------
              ELECTRONICS -- 5.9%
   2,030,000  General Electric Co.....................     314,142,500
   1,657,000  Intel Corp..............................     136,391,812
    *100,000  PMC-Sierra, Inc.........................      16,031,250
     900,000  Texas Instruments, Inc..................      87,187,500
                                                        --------------
                                                           553,753,062
                                                        --------------
              ENERGY & SERVICES -- 7.0%
   1,000,000  Burlington Resources, Inc...............      33,062,500
   3,000,000  Exxon Mobil Corp........................     241,687,500
   2,000,000  Royal Dutch Petroleum Co................     120,875,000
   2,050,000  Schlumberger Ltd........................     115,312,500
   1,300,000  Texaco, Inc.............................      70,606,250
     396,880  Transocean Sedco Forex, Inc.............      13,369,895
   2,000,000  Unocal Corp.............................      67,125,000
                                                        --------------
                                                           662,038,645
                                                        --------------
              FINANCIAL SERVICES -- 13.2%
   1,500,000  American General Corp...................     113,812,500
   1,381,250  American International Group, Inc.......     149,347,656
   5,457,000  Associates First Capital Corp.,              149,726,437
              Class A.................................
   3,079,500  Citigroup, Inc..........................     171,104,718
   1,050,000  Fannie Mae..............................      65,559,375
   3,050,000  Franklin Resources, Inc.................      97,790,625
   2,400,000  Marsh & McLennan Cos., Inc..............     229,650,000
   1,500,000  Merrill Lynch & Co., Inc................     125,250,000
   1,850,000  State Street Corp.......................     135,165,625
     650,000  U.S. Bancorp............................      15,478,125
                                                        --------------
                                                         1,252,885,061
                                                        --------------
              FOOD, BEVERAGE & TOBACCO -- 2.7%
   1,100,000  PepsiCo, Inc............................      38,775,000
   3,190,000  Philip Morris Co., Inc..................      73,968,125

              FOOD, BEVERAGE & TOBACCO  -- (CONTINUED)
  *4,000,000  Safeway, Inc............................  $  142,250,000
                                                        --------------
                                                           254,993,125
                                                        --------------
              HEALTH CARE -- 10.6%
   2,610,000  Abbott Laboratories.....................      94,775,625
   3,550,000  American Home Products Corp.............     140,003,125
   1,750,000  Baxter International, Inc...............     109,921,875
     850,000  Bristol-Myers Squibb Co.................      54,559,375
   2,100,000  Cardinal Health, Inc....................     100,537,500
   1,400,000  Johnson & Johnson Co....................     130,375,000
   2,300,000  Merck & Co., Inc........................     154,243,750
   1,450,000  Pfizer, Inc.............................      47,034,375
   1,700,000  Pharmacia & Upjohn, Inc.................      76,500,000
   1,169,500  Warner-Lambert Co.......................      95,825,906
                                                        --------------
                                                         1,003,776,531
                                                        --------------
              INDUSTRIAL MATERIALS -- 4.5%
   1,700,000  Alcoa, Inc..............................     141,100,000
     150,000  Dow Chemical Co. (The)..................      20,043,750
   1,450,000  du Pont (E.I.) de Nemours & Co..........      95,518,750
   1,550,000  Praxair, Inc............................      77,984,375
   1,250,000  Weyerhaeuser Co.........................      89,765,625
                                                        --------------
                                                           424,412,500
                                                        --------------
              MANUFACTURING -- 3.5%
   1,850,000  Caterpillar, Inc........................      87,065,625
     600,000  Corning, Inc............................      77,362,500
   1,250,000  Illinois Tool Works, Inc................      84,453,125
   2,000,000  Tyco International Ltd..................      77,750,000
                                                        --------------
                                                           326,631,250
                                                        --------------
              MEDIA & SERVICES -- 6.1%
    *950,000  America Online, Inc.....................      71,665,625
  *2,723,000  AT&T - Liberty Media Group, Class A.....     154,530,250
  *1,880,000  CBS Corp................................     120,202,500
   2,438,900  Gannett Co., Inc........................     198,922,781
     100,000  Sony Corp. ADR..........................      28,475,000
                                                        --------------
                                                           573,796,156
                                                        --------------
              REAL ESTATE -- 0.0%
      *6,150  Security Capital Group, Inc.,
              Class A.................................       3,813,000
                                                        --------------
              RETAIL -- 6.8%
   2,200,000  CVS Corp................................      87,862,500
   2,407,500  Home Depot, Inc. (The)..................     165,064,218
   4,100,000  McDonald's Corp.........................     165,281,250
   3,200,000  Wal-Mart Stores, Inc....................     221,200,000
                                                        --------------
                                                           639,407,968
                                                        --------------
              SOFTWARE & SERVICES -- 9.4%
   2,251,000  Automatic Data Processing, Inc..........     121,272,625
  *1,100,000  Computer Sciences Corp..................     104,087,500
   1,516,600  Electronic Data Systems Corp............     101,517,412
  *3,500,000  Microsoft Corp..........................     408,625,000
  *1,100,000  Oracle Corp.............................     123,268,750
    *200,000  VERITAS Software Corp...................      28,625,000
                                                        --------------
                                                           887,396,287
                                                        --------------
              TRANSPORTATION -- 2.2%
  *2,170,000  AMR Corp................................     145,390,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS  -- (CONTINUED)
              TRANSPORTATION  -- (CONTINUED)
   1,900,000  CSX Corp................................  $   59,612,500
                                                        --------------
                                                           205,002,500
                                                        --------------
              UTILITIES -- 7.5%
   2,810,000  AT&T Corp...............................     142,607,500
   2,200,000  Bell Atlantic Corp......................     135,437,500
  *4,007,925  MCI WorldCom, Inc.......................     212,670,520
     200,000  Nippon Telegraph & Telephone Corp.
              ADR.....................................      17,225,000
   4,200,000  SBC Communications, Inc.................     204,750,000
                                                        --------------
                                                           712,690,520
                                                        --------------
              Total common stocks.....................  $8,988,987,418
                                                        ==============
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 4.8%
              U.S. TREASURY BILLS -- 1.5%
$ 69,000,000  5.445% due 01/13/00.....................  $   68,874,765
  69,000,000  5.45% due 01/13/00......................      68,874,650
                                                        --------------
                                                           137,749,415
                                                        --------------
              REPURCHASE AGREEMENT -- 3.3%
 312,513,000  Interest in $1,811,499,000 joint
              repurchase agreement dated 12/31/99 with
              State Street Bank 2.578% due 01/03/00;
              maturity amount $312,580,162
              (Collateralized by $728,431,000 U.S.
              Treasury Notes 4.875% - 8.000% due
              02/15/01 - 05/15/07, $791,479,000 U.S.
              Treasury Bonds 7.625% - 8.875% due
              02/15/07 - 08/15/21, $465,787,000 U.S.
              Treasury Strips 0.00% due 05/15/10 -
              05/15/20)...............................     312,513,000
                                                        --------------
              Total short-term securities.............  $  450,262,415
                                                        ==============
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $6,089,136,777)........................   95.1%        $8,988,987,418
Total short-term securities (cost
 $450,262,415)..........................    4.8            450,262,415
                                          -----         --------------
Total investment in securities
 (total cost $6,539,399,192)............   99.9          9,439,249,833
Cash, receivables and other assets......    0.1              8,648,159
Payable for Fund shares redeemed........   (0.0)                (7,822)
Other liabilities.......................   (0.0)               (66,674)
                                          -----         --------------
Net assets..............................  100.0%        $9,447,823,496
                                          =====         ==============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 3,000,000,000 shares authorized; 1,321,853,320
 shares outstanding...............................       $ 132,185,332
Capital surplus...................................       5,405,964,712
Accumulated undistributed net investment income...           2,443,386
Accumulated undistributed net realized gain on
 investments......................................       1,007,379,425
Unrealized appreciation of investments............       2,899,850,641
                                                        --------------
Net assets........................................      $9,447,823,496
                                                        ==============
Class IA
Net asset value per share ($9,400,384,869
  DIVIDED BY 1,315,219,533 shares outstanding)
 (2,250,000,000 shares authorized)................               $7.15
                                                                 =====
Class IB
Net asset value per share ($47,438,627
  DIVIDED BY 6,633,787 shares outstanding)
 (750,000,000 shares authorized)..................               $7.15
                                                                 =====

  *  Non-income producing during the period.

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

 PRINCIPAL                                                 MARKET
   AMOUNT                                                  VALUE
------------                                            ------------
              COMMERCIAL PAPER -- 67.7%
$ 10,000,000  7-Eleven, Inc.
                5.63% due 01/18/00....................  $  9,973,413
  20,000,000  7-Eleven, Inc.
                6.02% due 03/13/00....................    19,759,200
  20,000,000  Abbey National PLC
                4.93% due 01/18/00....................    19,953,438
  21,000,000  Abbey National PLC
                6.22% due 01/04/00....................    20,989,115
  10,000,000  BankAmerica Corp.
                5.05% due 02/14/00....................     9,938,277
  10,000,000  BankAmerica Corp.
                5.72% due 03/06/00....................     9,896,722
  20,000,000  Bemis Co., Inc.
                5.33% due 02/07/00....................    19,890,438
  10,000,000  Bemis Co., Inc.
                5.37% due 02/14/00....................     9,934,366
  20,000,000  Bradford & Bingley Building Society
                5.86% due 04/03/00....................    19,697,233
  15,000,000  CAFCO
                5.75% due 01/31/00....................    14,928,125
  20,000,000  Campbell Soup Co.
                4.83% due 01/31/00....................    19,919,500
  20,000,000  Chase Manhatten Corp. (The)
                5.72% due 02/22/00....................    19,834,755
  20,000,000  CIESCO LP
                5.97% due 01/26/00....................    19,917,083
  10,000,000  Countrywide Home Loan, Inc.
                5.25% due 01/03/00....................     9,997,083
  20,000,000  Countrywide Home Loan, Inc.
                5.25% due 01/06/00....................    19,985,416
  20,000,000  Countrywide Home Loan, Inc.
                6.17% due 01/03/00....................    19,993,144
  20,000,000  Daimler Chrysler N.A. Holding
                5.82% due 03/23/00....................    19,734,866
  20,000,000  du Pont (E.I.) de Nemours & Co.
                5.72% due 03/07/00....................    19,790,266
  25,000,000  Emerson Electric Co.
                5.30% due 02/28/00....................    24,786,527
  20,000,000  Finova Capital Corp.
                5.89% due 01/26/00....................    19,918,194
  25,000,000  Fleet Financial Group
                5.75% due 02/15/00....................    24,820,312
  20,000,000  Ford Motor Credit Co.
                5.38% due 02/22/00....................    19,844,577
   9,325,000  Ford Motor Credit Co.
                5.50% due 01/13/00....................     9,307,904
  10,000,000  General Electric Capital Corp.
                5.38% due 02/08/00....................     9,943,211
  10,000,000  General Electric Capital Corp.
                5.91% due 04/17/00....................     9,824,341
  20,000,000  General Electric Capital Corp.
                5.38% due 02/14/00....................    19,868,488
  10,000,000  General Motors Acceptance Corp.
                5.37% due 02/28/00....................     9,913,483
  10,000,000  Goldman Sachs Group, Inc.
                6.00% due 05/22/00....................     9,763,333
  21,000,000  GTE Corp.
                5.40% due 01/26/00....................    20,921,250

PRINCIPAL                                                  MARKET
 AMOUNT                                                     VALUE
--------                                                  ---------
$ 20,000,000  Halifax PLC
                5.88% due 03/23/00....................  $ 19,732,133
  20,000,000  International Lease Finance Corp.
                5.77% due 02/23/00....................    19,830,105
  20,000,000  KFW International Finance, Inc.
                5.86% due 03/27/00....................    19,720,022
  20,000,000  Lucent Technologies, Inc.
                4.92% due 01/24/00....................    19,937,133
  10,000,000  Market Street Funding
                5.75% due 01/05/00....................     9,993,611
  10,000,000  Market Street Funding
                5.80% due 01/25/00....................     9,961,333
  20,000,000  Market Street Funding
                5.82% due 02/11/00....................    19,867,433
  10,643,000  Market Street Funding
                6.15% due 01/14/00....................    10,619,363
  10,000,000  Merita Bank Ltd.
                5.38% due 02/09/00....................     9,941,716
  20,000,000  Merita Bank Ltd.
                5.92% due 03/20/00....................    19,740,177
  10,000,000  Merrill Lynch & Co., Inc.
                5.36% due 02/28/00....................     9,913,644
  10,000,000  Merrill Lynch & Co., Inc.
                5.83% due 06/14/00....................     9,732,791
  20,000,000  Merrill Lynch & Co., Inc.
                5.90% due 03/14/00....................    19,760,722
  10,000,000  Morgan Stanley Dean Witter & Co.
                5.43% due 01/24/00....................     9,965,308
  18,000,000  National Rural Utilities
                5.77% due 03/13/00....................    17,792,280
  20,000,000  National Rural Utilities
                5.90% due 03/24/00....................    19,727,944
  20,000,000  Nationwide Building Society
                5.74% due 02/22/00....................    19,834,177
  20,000,000  Spintab
                5.74% due 02/16/00....................    19,853,311
  10,000,000  Spintab
                6.06% due 01/25/00....................     9,959,600
  19,000,000  Stanley Works (The)
                5.95% due 03/03/00....................    18,805,302
  20,000,000  Triple A One Funding Corp.
                6.04% due 01/14/00....................    19,956,377
  20,000,000  Westpac Banking
                5.88% due 04/07/00....................    19,683,133
  20,000,000  Wood Street Funding Corp.
                6.08% due 01/12/00....................    19,962,844
                                                        ------------
              Total commercial paper..................  $857,334,519
                                                        ============
CORPORATE NOTES -- 24.8%
  10,000,000  BankAmerica Corp.
                6.315% due 02/09/00...................  $ 10,002,493
  20,000,000  Citigroup, Inc.
                6.261% due 02/03/00...................    20,001,738
  20,000,000  Comerica, Inc.
                6.422% due 02/02/00...................    19,999,483
  20,000,000  Dow Chemical Co. (The)
                6.021% due 03/15/00...................    19,998,500
  10,000,000  First Union National Bank
                6.015% due 03/10/00...................    10,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 PRINCIPAL                                                 MARKET
   AMOUNT                                                  VALUE
------------                                            ------------
CORPORATE NOTES  -- (CONTINUED)
$ 20,000,000  General Mills, Inc.
                6.006% due 07/17/00...................  $ 19,989,445
  20,000,000  General Motors Acceptance Corp.
                6.141% due 02/03/00...................    20,000,184
^^20,000,000  Goldman Sachs Group, Inc.
                6.285% due 02/01/00...................    20,000,000
  10,000,000  Key Bank N.A.
                6.196% due 01/31/00...................     9,999,850
  25,000,000  Morgan (J.P.) & Co., Inc.
                6.051% due 02/25/00...................    25,000,720
  10,000,000  Morgan Stanley Dean Witter & Co.
                6.18% due 03/10/00....................    10,002,011
  15,000,000  Morgan Stanley Dean Witter & Co.
                6.277% due 01/20/00...................    15,000,988
  24,000,000  Texaco Capital, Inc.
                6.011% due 05/03/00...................    23,992,419
  30,000,000  Toyota Motor Credit Corp.
                6.021% due 01/09/01...................    29,978,791
  20,000,000  Wachovia Corp.
                6.131% due 09/14/00...................    19,997,273
  20,000,000  Wells Fargo & Co.
                6.010% due 03/10/00...................    19,997,937
  20,000,000  Xerox Credit Corp.
                6.043% due 12/08/00...................    19,993,119
                                                        ------------
              Total corporate notes...................  $313,954,951
                                                        ============
REPURCHASE AGREEMENT -- 9.4%
 119,389,000    Interest in $208,259,000 joint
                repurchase agreement dated 12/31/99
                with State Street Bank 2.80% due
                01/03/00; maturity amount $119,416,857
                (Collateralized by $211,642,000 U.S.
                Treasury Notes 5.50% - 6.875% due
                05/15/01 - 05/15/06)..................  $119,389,000
                                                        ============

                                                          MARKET
                                                          VALUE
                                                      --------------
DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost
 $857,334,519)..........................   67.7%      $  857,334,519
Total corporate notes (cost
 $313,954,951)..........................   24.8          313,954,951
Total repurchase agreement (cost
 $119,389,000)..........................    9.4          119,389,000
                                          -----       --------------
Total investment in securities (total
 cost $1,290,678,470)...................  101.9        1,290,678,470
Cash, receivables and other assets......    0.6            8,169,566
Payable for Fund shares redeemed........   (2.1)         (26,958,502)
Payable for dividends...................   (0.4)          (5,640,996)
Other liabilities.......................   (0.0)              (8,804)
                                          -----       --------------
Net assets..............................  100.0%      $1,266,239,734
                                          =====       ==============
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 3,000,000,000 shares authorized; 1,266,239,734
 shares outstanding...............................    $  126,623,973
Capital surplus...................................     1,139,615,761
                                                      --------------
Net assets........................................    $1,266,239,734
                                                      ==============

Class IA
Shares of beneficial interest outstanding, $0.10
 par value, 2,475,000,000 shares authorized (Net
 assets $1,257,435,810)...........................     1,257,435,810
                                                       =============
Net asset value...................................             $1.00
                                                                ====

Class IB
Shares of beneficial interest outstanding, $0.10
 par value, 525,000,000 shares authorized (Net
 assets $8,803,924)...............................         8,803,924
                                                       =============
Net asset value...................................             $1.00
                                                                ====

^^Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to $20,000,000 or 1.6% of net assets.

 HARTFORD ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

  PRINCIPAL                                                   MARKET
    AMOUNT                                                    VALUE
--------------                                            --------------
ASSET-BACKED SECURITIES -- 0.5%
^^  43,000,000  AESOP Funding II LLC, Series 1998-1,
                 Class A
                  6.14% due 05/20/06....................  $   40,951,910
    24,144,463  Newcourt, Series 1997-1, Class A4
                  6.193% due 05/20/05...................      23,993,077
                                                          --------------
                Total asset-backed securities...........  $   64,944,987
                                                          ==============
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.5%
    18,000,000  Asset Securitization Corp., Series
                 1997-D4, Class A1D
                  7.49% due 04/14/29....................  $   17,942,040
    10,000,000  Asset Securitization Corp., Series
                 1997-D5, Class A1E
                  6.93% due 02/14/41....................       9,229,800
    25,000,000  Chase Commercial Mortgage Securities
                 Corp., Series 1997-1, Class A2
                  7.37% due 02/19/07....................      24,760,500
    17,225,000  First Union - Lehman Brothers
                  7.38% due 04/18/07....................      17,007,792
                                                          --------------
                Total commercial mortgage-backed
                securities..............................  $   68,940,132
                                                          ==============
SHARES
------
 COMMON STOCKS -- 58.3%
                AEROSPACE & DEFENSE -- 1.0%
       500,000  Honeywell International, Inc............  $   28,843,750
     1,650,000  United Technologies Corp................     107,250,000
                                                          --------------
                                                             136,093,750
                                                          --------------
                COMMUNICATIONS
                EQUIPMENT -- 4.8%
      *100,000  Broadcom Corp., Class A.................      27,237,500
    *2,400,000  Cisco Systems, Inc......................     257,100,000
      *200,000  JDS Uniphase Corp.......................      32,262,500
     2,400,000  Lucent Technologies, Inc................     179,550,000
     1,100,000  Motorola, Inc...........................     161,975,000
      *200,000  Sprint Corp. (PCS Group)................      20,500,000
                                                          --------------
                                                             678,625,000
                                                          --------------
                COMPUTERS & OFFICE
                EQUIPMENT -- 1.7%
     1,540,000  International Business Machines Corp....     166,320,000
     3,200,000  Xerox Corp..............................      72,600,000
                                                          --------------
                                                             238,920,000
                                                          --------------
                CONSUMER NON-DURABLES -- 0.9%
     1,175,000  Procter & Gamble Co. (The)..............     128,735,937
                                                          --------------
                CONSUMER SERVICES -- 0.1%
     1,456,050  ServiceMaster Co. (The).................      17,927,615
                                                          --------------
                ELECTRONICS -- 3.5%
     1,800,000  General Electric Co.....................     278,550,000
     1,483,900  Intel Corp..............................     122,143,518
      *100,000  PMC-Sierra, Inc.........................      16,031,250
       900,000  Texas Instruments, Inc..................      87,187,500
                                                          --------------
                                                             503,912,268
                                                          --------------
                                                              MARKET
    SHARES                                                    VALUE
--------------                                            --------------
COMMON STOCKS  -- (CONTINUED)
                ENERGY & SERVICES -- 4.2%
       900,000  Burlington Resources, Inc...............  $   29,756,250
     2,600,000  Exxon Mobil Corp........................     209,462,500
     1,800,000  Royal Dutch Petroleum Co................     108,787,500
     1,970,000  Schlumberger Ltd........................     110,812,500
     1,250,000  Texaco, Inc.............................      67,890,625
       381,392  Transocean Sedco Forex, Inc.............      12,848,143
     1,675,000  Unocal Corp.............................      56,217,187
                                                          --------------
                                                             595,774,705
                                                          --------------
                FINANCIAL SERVICES -- 8.3%
     1,300,000  American General Corp...................      98,637,500
     1,375,000  American International Group, Inc.......     148,671,875
     5,105,400  Associates First Capital Corp.,
                Class A.................................     140,079,412
     2,950,000  Citigroup, Inc..........................     163,909,375
     1,000,000  Fannie Mae..............................      62,437,500
     3,150,000  Franklin Resources, Inc.................     100,996,875
     2,395,000  Marsh & McLennan Cos., Inc..............     229,171,562
     1,400,000  Merrill Lynch & Co., Inc................     116,900,000
     1,750,000  State Street Corp.......................     127,859,375
                                                          --------------
                                                           1,188,663,474
                                                          --------------
                FOOD, BEVERAGE & TOBACCO -- 1.6%
       800,000  PepsiCo, Inc............................      28,200,000
     3,170,000  Philip Morris Co., Inc..................      73,504,375
    *3,614,000  Safeway, Inc............................     128,522,875
                                                          --------------
                                                             230,227,250
                                                          --------------
                HEALTH CARE -- 6.6%
     2,410,000  Abbott Laboratories.....................      87,513,125
     3,100,000  American Home Products Corp.............     122,256,250
     1,500,000  Baxter International, Inc...............      94,218,750
       750,000  Bristol-Myers Squibb Co.................      48,140,625
     1,700,000  Cardinal Health, Inc....................      81,387,500
     1,670,000  Johnson & Johnson Co....................     155,518,750
     2,320,000  Merck & Co., Inc........................     155,585,000
     1,250,000  Pfizer, Inc.............................      40,546,875
     1,500,000  Pharmacia & Upjohn, Inc.................      67,500,000
     1,072,700  Warner-Lambert Co.......................      87,894,356
                                                          --------------
                                                             940,561,231
                                                          --------------
                INDUSTRIAL MATERIALS -- 2.9%
     1,500,000  Alcoa, Inc..............................     124,500,000
       150,000  Dow Chemical Co. (The)..................      20,043,750
     1,550,000  du Pont (E.I.) de Nemours & Co..........     102,106,250
     1,400,000  Praxair, Inc............................      70,437,500
     1,400,000  Weyerhaeuser Co.........................     100,537,500
                                                          --------------
                                                             417,625,000
                                                          --------------
                MANUFACTURING -- 2.2%
     1,700,000  Caterpillar, Inc........................      80,006,250
       600,000  Corning, Inc............................      77,362,500
     1,050,000  Illinois Tool Works, Inc................      70,940,625
     2,000,000  Tyco International Ltd..................      77,750,000
                                                          --------------
                                                             306,059,375
                                                          --------------
                MEDIA & SERVICES -- 4.1%
      *750,000  America Online, Inc.....................      56,578,125
    *2,773,000  AT&T - Liberty Media Group, Class A.....     157,367,750
    *1,800,000  CBS Corp................................     115,087,500

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                              MARKET
    SHARES                                                    VALUE
--------------                                            --------------
COMMON STOCKS  -- (CONTINUED)
MEDIA & SERVICES -- (CONTINUED)
     2,700,000  Gannett Co., Inc........................  $  220,218,750
       100,000  Sony Corp. ADR..........................      28,475,000
                                                          --------------
                                                             577,727,125
                                                          --------------
                REAL ESTATE -- 0.0%
        *6,150  Security Capital Group, Inc., Class A..        3,813,000
                                                          --------------
                RETAIL -- 4.4%
     2,319,600  CVS Corp................................      92,639,025
     2,400,000  Home Depot, Inc. (The)..................     164,550,000
     4,000,000  McDonald's Corp.........................     161,250,000
     3,000,000  Wal-Mart Stores, Inc....................     207,375,000
                                                          --------------
                                                             625,814,025
                                                          --------------
                SOFTWARE & SERVICES -- 5.8%
     2,000,000  Automatic Data Processing, Inc..........     107,750,000
    *1,000,000  Computer Sciences Corp..................      94,625,000
     1,483,400  Electronic Data Systems Corp............      99,295,087
    *3,300,000  Microsoft Corp..........................     385,275,000
    *1,000,000  Oracle Corp.............................     112,062,500
      *200,000  VERITAS Software Corp...................      28,625,000
                                                          --------------
                                                             827,632,587
                                                          --------------
                TRANSPORTATION -- 1.4%
    *2,050,000  AMR Corp................................     137,350,000
     1,800,000  CSX Corp................................      56,475,000
                                                          --------------
                                                             193,825,000
                                                          --------------
                UTILITIES -- 4.8%
     2,780,000  AT&T Corp...............................     141,085,000
     1,800,000  Bell Atlantic Corp......................     110,812,500
    *3,900,000  MCI WorldCom, Inc.......................     206,943,750
       200,000  Nippon Telegraph & Telephone Corp.
                ADR.....................................      17,225,000
     4,125,000  SBC Communications, Inc.................     201,093,750
                                                          --------------
                                                             677,160,000
                                                          --------------
                Total common stocks.....................  $8,289,097,342
                                                          ==============

  PRINCIPAL
    AMOUNT
--------------
CORPORATE NOTES -- 15.1%
                AEROSPACE & DEFENSE -- 0.1%
$   13,135,000  Honeywell International, Inc.
                  6.60% due 04/15/01....................  $   13,091,418
                                                          --------------
                COLLEGES -- 0.1%
    10,900,000  Harvard University
                  8.125% due 04/15/2007.................      11,471,759
                                                          --------------
                COMMUNCATIONS
                EQUIPMENT -- 0.1%
    21,000,000  Motorola, Inc.
                  7.60% due 01/01/07....................      21,063,966
                                                          --------------
                COMPUTERS & OFFICE
                EQUIPMENT -- 0.3%
    30,000,000  International Business Machines Corp.
                  6.50% due 01/15/28....................      26,557,230

  PRINCIPAL                                                   MARKET
    AMOUNT                                                     VALUE
--------------                                            ---------------

CORPORATE NOTES  -- (CONTINUED)
             COMPUTERS & OFFICE
                 EQUIPMENT  -- (CONTINUED)
 $   18,000,000  Pitney Bowes, Inc.
                  5.50% due 04/15/04....................  $   16,991,784
                                                          --------------
                                                              43,549,014
                                                          --------------
                CONSUMER DURABLES -- 0.4%
    35,000,000  Ford Motor Co.
                  6.625% due 10/01/28...................      30,439,080
    35,000,000  General Motors Corp.
                  6.75% due 05/01/28....................      30,997,470
                                                          --------------
                                                              61,436,550
                                                          --------------
                CONSUMER NON-DURABLES -- 0.1%
    18,000,000  Colgate-Palmolive Co.
                  5.58% due 11/06/08....................      15,993,972
                                                          --------------
                ENERGY & SERVICES -- 0.3%
    12,250,000  BP Amoco PLC
                  6.50% due 08/01/07....................      11,801,515
    18,140,000  Conoco, Inc.
                  5.90% due 04/15/04....................      17,296,127
    15,000,000  Hydro-Quebec
                  7.375% due 02/01/03...................      15,118,350
                                                          --------------
                                                              44,215,992
                                                          --------------
                FINANCIAL SERVICES -- 7.1%
    40,000,000  ACE INA Holdings
                  8.30% due 08/15/06....................      39,941,480
    30,000,000  Allmerica Financial Corp.
                  7.625% due 10/15/25...................      28,183,350
    24,000,000  Allstate Corp. (The)
                  6.75% due 06/15/03....................      23,429,640
    26,485,000  Amerus Life Holdings
                  6.95% due 06/15/05....................      24,074,944
    21,670,000  Amvescap PLC
                  6.60% due 05/15/05....................      19,446,094
    30,000,000  Apache Finance Property Ltd.
                  7.00% due 03/15/09....................      28,305,780
    25,000,000  Associated Corp. of North America
                  6.00% due 07/15/05....................      23,404,100
    15,000,000  Associated Corp. of North America
                  6.50% due 10/15/02....................      14,810,730
    10,000,000  Bank of Boston Corp.
                  6.625% due 02/01/04...................       9,712,360
    40,000,000  Bank One Corp.
                  6.875% due 08/01/06...................      38,745,280
    20,000,000  BankAmerica Corp.
                  5.875% due 02/15/09...................      17,814,160
    14,825,000  Banponce Corp.
                  6.75% due 12/15/05....................      13,855,341
    15,000,000  Bayerische Landesbank (NY)
                  5.625% due 02/26/01...................      14,790,450
    25,000,000  Bayerische Landesbank (NY)
                  5.65% due 02/01/09....................      21,941,525
    10,000,000  Chase Manhattan Corp. (The)
                  8.50% due 02/15/02....................      10,293,260
    15,740,000  CIGNA Corp.
                  7.40% due 05/15/07....................      15,223,539

 HARTFORD ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

  PRINCIPAL                                                   MARKET
    AMOUNT                                                    VALUE
--------------                                            --------------
CORPORATE NOTES  -- (CONTINUED)
                FINANCIAL SERVICES  -- (CONTINUED)
$   30,000,000  Cincinnati Financial Corp.
                  6.90% due 05/15/28....................  $   26,209,800
    20,000,000  CIT Group, Inc. (The)
                  6.75% due 05/14/01....................      19,938,620
    20,000,000  Citigroup, Inc.
                  5.625% due 02/15/01...................      19,727,120
    10,000,000  Citigroup, Inc.
                  6.25% due 12/01/05....................       9,515,140
    24,000,000  Credit National
                  7.00% due 11/14/05....................      22,989,600
  ^^28,715,000  Development Bank of Singapore
                  7.875% due 08/10/09...................      28,267,390
    30,000,000  Equitable Cos., Inc.
                  7.00% due 04/01/28....................      26,833,800
    18,000,000  Finova Capital Corp.
                  6.39% due 10/08/02....................      17,508,726
    25,000,000  First Union National Bank
                  5.80% due 12/01/08....................      22,066,000
    20,000,000  Fleet Financial Group
                  6.875% due 01/15/28...................      17,598,220
    20,000,000  Heller Financial
                  6.382% due 11/10/00...................      19,909,760
    15,000,000  Home Savings of America
                  6.00% due 11/01/00....................      14,900,835
  ^^27,000,000  Jackson National Life Insurance Co.
                  8.15% due 03/15/27....................      26,440,533
    36,745,000  Key Bank N.A.
                  5.80% due 04/01/04....................      34,486,468
    11,400,000  Liberty Financial Co.
                  6.75% due 11/15/08....................      10,504,245
  ^^30,000,000  Liberty Mutual Insurance
                  8.20% due 05/04/07....................      30,174,390
  ^^10,000,000  Lumbermens Mutual Casualty
                  9.15% due 07/01/26....................       9,670,360
    20,000,000  NationsBank Corp.
                  7.80% due 09/15/16....................      20,000,980
  ^^30,000,000  New England Mutual Life Insurance
                  7.875% due 02/15/24...................      29,155,740
    38,596,829  Postal Square LP
                  8.95% due 06/15/22....................      43,282,870
    27,600,000  Torchmark Corp.
                  8.25% due 08/15/09....................      27,559,897
    30,000,000  Toyota Motor Credit Corp.
                  5.50% due 12/15/08....................      26,105,400
    25,000,000  Transamerica Financial
                  6.125% due 11/01/01...................      24,517,950
    10,000,000  Travelers Property & Casualty
                  6.75% due 04/15/01....................       9,964,240
    43,000,000  TXU Eastern Funding
                  6.45% due 05/15/05....................      40,501,141
  ^^40,000,000  USAA Capital Corp.
                  6.90% due 11/01/02....................      39,694,680
    50,000,000  Wells Fargo & Co.
                  6.50% due 09/03/02....................      49,437,000
                                                          --------------
                                                           1,010,932,938
                                                          --------------
                FOOD, BEVERAGE & TOBACCO -- 0.5%
$   30,000,000  Coca-Cola Enterprises, Inc.
                  6.75% due 09/15/28....................  $   26,481,420
    10,000,000  Fairfax Financial Holdings
                  7.75% due 12/15/03....................       9,569,980
    35,000,000  Whitman Corp.
                  6.375% due 05/01/09...................      32,101,615
                                                          --------------
                                                              68,153,015
                                                          --------------
                HEALTH CARE -- 0.5%
    26,000,000  American Home Products Corp.
                  7.25% due 03/01/23....................      24,374,428
    22,000,000  Becton, Dickinson & Co.
                  6.70% due 08/01/28....................      19,104,360
    29,000,000  United HealthCare Corp.
                  6.60% due 12/01/03....................      27,971,051
                                                          --------------
                                                              71,449,839
                                                          --------------
                INDUSTRIAL MATERIALS -- 1.8%
    30,000,000  Alcan Aluminum Ltd.
                  7.25% due 11/01/28....................      27,271,320
    25,000,000  Boise Cascade Office Products Corp.
                  7.05% due 05/15/05....................      23,313,300
    15,000,000  Husky Oil Ltd.
                  6.875% due 11/15/03...................      14,370,150
    20,000,000  ICI Wilmington
                  6.95% due 09/15/04....................      19,493,280
  ^^29,000,000  Monsanto Co.
                  6.60% due 12/01/28....................      24,922,629
    25,000,000  Praxair, Inc.
                  6.15% due 04/15/03....................      24,098,825
    30,000,000  Rockwell International Corp.
                  6.70% due 01/15/28....................      26,310,240
    40,000,000  Rohm & Haas Co.
                  7.40% due 07/15/09....................      39,698,480
    35,000,000  USX Corp.
                  6.65% due 02/01/06....................      33,124,105
     9,250,000  USX Corp.
                  9.125% due 01/15/13...................      10,029,849
    20,000,000  Williams Cos., Inc. (The)
                  6.50% due 11/15/02....................      19,589,940
                                                          --------------
                                                             262,222,118
                                                          --------------
                MANUFACTURING -- 0.7%
    30,000,000  Danaher Corp.
                  6.00% due 10/15/08....................      26,979,030
    50,000,000  Eaton Corp.
                  6.95% due 11/15/04....................      48,900,300
    25,000,000  Parker Hannifin Corp.
                  5.65% due 09/15/03....................      23,721,000
                                                          --------------
                                                              99,600,330
                                                          --------------
                MEDIA & SERVICES -- 0.3%
    19,420,000  Scripps (E.W.) Co. (The)
                  6.375% due 10/15/02...................      19,106,347
    10,400,000  Times Mirror Co. (The)
                  7.50% due 07/01/23....................       9,858,056

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

  PRINCIPAL                                                   MARKET
    AMOUNT                                                    VALUE
--------------                                            --------------
CORPORATE NOTES  -- (CONTINUED)
                MEDIA & SERVICES  -- (CONTINUED)
$   10,000,000  Zeneca Group PLC
                  6.30% due 06/15/03....................  $    9,764,240
                                                          --------------
                                                              38,728,643
                                                          --------------
                REAL ESTATE -- 0.1%
    20,000,000  Liberty Property Trust (REIT)
                  7.25% due 08/15/07....................      18,517,960
                                                          --------------
                RETAIL -- 1.1%
    40,000,000  Albertson's, Inc.
                  6.55% due 08/01/04....................      38,974,560
    20,200,000  Dayton-Hudson Corp.
                  5.875% due 11/01/08...................      18,236,257
  ^^50,000,000  Home Depot, Inc. (The)
                  6.50% due 09/15/04....................      49,017,500
    50,000,000  Wal-Mart Stores, Inc.
                  6.875% due 08/10/09...................      48,672,900
                                                          --------------
                                                             154,901,217
                                                          --------------
                SOFTWARE & SERVICES -- 0.2%
    25,000,000  Computer Associates International, Inc.
                  6.50% due 04/15/08....................      22,568,825
                                                          --------------
                TRANSPORTATION -- 0.2%
    23,206,741  Continental Airlines, Inc.
                  6.90% due 01/02/18....................      21,571,361
                                                          --------------
                UTILITIES -- 1.2%
    45,000,000  Alabama Power Co.
                  7.125% due 08/15/04...................      44,700,930
    40,000,000  AT&T Corp.
                  6.50% due 03/15/29....................      34,246,240
    10,000,000  BellSouth Corp.
                  6.375% due 06/01/28...................       8,450,470
    21,350,000  Duke Energy Corp.
                  6.00% due 12/01/28....................      16,804,093
    30,000,000  MCI WorldCom, Inc.
                  6.40% due 08/15/05....................      28,822,170
  ^^17,285,000  Northern Border Pipeline
                  7.75% due 09/01/09....................      16,902,500
    11,000,000  Pacific Gas & Electric Co.
                  7.875% due 03/01/02...................      11,184,140
    10,000,000  Southern California Gas Co.
                  5.75% due 11/15/03....................       9,551,870
                                                          --------------
                                                             170,662,413
                                                          --------------
                Total corporate notes...................  $2,150,131,330
                                                          ==============
FOREIGN GOVERNMENT AGENCIES -- 0.1%
  ^^20,000,000  Santiago Air
                  6.95% due 07/01/12....................  $   18,163,000
                                                          ==============
FOREIGN GOVERNMENT BONDS -- 0.1%
    14,000,000  City of Naples Italy
                  7.52% due 07/15/06....................  $   14,051,799
                                                          ==============
MUNICIPAL BONDS -- 0.1%
     7,000,000  Miami Beach, Florida
                  8.80% due 12/01/15....................  $    7,274,610

MUNICIPAL BONDS  -- (CONTINUED)
$   13,070,000  Mount Sinai School of Medicine NY
                  6.00% due 07/01/03....................  $   12,936,476
                                                          --------------
                Total municipal bonds...................  $   20,211,086
                                                          ==============

    SHARES
--------------
PREFERRED STOCKS -- 1.1%
                COMMUNICATIONS
                EQUIPMENT -- 1.1%
       850,000  Nokia Corp. ADR.........................  $  161,500,000
                                                          ==============

  PRINCIPAL
    AMOUNT
--------------
U.S. TREASURIES & FEDERAL AGENCIES -- 18.6%
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                -- 3.9%
$  339,783,222    6.00% due 06/15/24 - 03/15/29.........  $  309,396,190
   176,944,357    6.50% due 03/15/26 - 08/15/29.........     166,217,357
    75,126,545    7.00% due 11/15/23 - 11/15/24.........      73,130,815
       929,798    9.00% due 06/20/16 - 7/20/16..........         971,076
                                                          --------------
                                                             549,715,438
                                                          --------------
                U.S. GOVERNMENT AGENCIES -- 0.3%
                Tennessee Valley Authority
    50,000,000    6.00% due 03/15/13....................      44,952,800
                                                          --------------
                U.S. TREASURY BONDS -- 2.7%
   406,750,000    6.25% due 08/25/23....................     383,616,441
                                                          --------------
                U.S. TREASURY NOTES -- 11.7%
   165,000,000    4.625% due 12/31/00...................     162,628,125
   618,000,000    5.75% due 06/30/01 - 04/30/03.........     610,309,550
   280,000,000    5.875% due 11/15/05...................     271,862,640
   132,000,000    6.375% due 08/15/02...................     132,247,500
   278,500,000    6.50% due 08/15/05 - 10/15/06.........     278,110,538
   107,000,000    7.25% due 08/15/04....................     110,410,625
   100,000,000    7.50% due 11/15/01....................     102,187,500
                                                          --------------
                                                           1,667,756,478
                                                          --------------
                Total U.S. treasuries & federal
                 agencies...............................  $2,646,041,157
                                                          ==============
SHORT-TERM SECURITIES -- 5.0%
                FEDERAL HOME LOAN MORTGAGE ASSOCIATION
                -- 0.7%
   100,000,000    5.51% due 01/27/00....................  $   99,586,166
                                                          --------------
                REPURCHASE AGREEMENT -- 3.0%
   419,383,000    Interest in $1,811,499,000 joint
                  repurchase agreement dated 12/31/99
                  with State Street Bank 2.578% due
                  01/03/00; maturity amount $419,473,129
                  (Collateralized by $728,431,000 U.S.
                  Treasury Notes 4.875% - 8.00% due
                  02/15/01 - 05/15/07, $791,479,000 U.S.
                  Treasury Bonds 7.625% - 8.875% due
                  02/15/07 - 08/15/21, $465,787,000 U.S.
                  Treasury Strips 0.00% due 05/15/10 -
                  05/15/20).............................     419,383,000
                                                          --------------
                U.S. TREASURY BILLS -- 1.3%
   190,000,000  5.45% due 01/13/00......................     189,654,991
                                                          --------------
                Total short-term securities.............  $  708,624,157
                                                          ==============

 HARTFORD ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

                                                     MARKET
                                                      VALUE
                                                 ---------------
DIVERSIFICATION OF NET ASSETS:
Total asset-backed securities (cost
 $66,978,752)...........................    0.5% $    64,944,987
Total commercial mortgage-backed
 securities (cost $71,201,806)..........    0.5       68,940,132
Total common stocks (cost
 $5,363,725,111)........................   58.3    8,289,097,342
Total corporate notes (cost
 $2,293,498,703)........................   15.1    2,150,131,330
Total foreign government agencies (cost
 $19,988,800)...........................    0.1       18,163,000
Total foreign government bonds (cost
 $14,000,000)...........................    0.1       14,051,799
Total municipal bonds (cost
 $20,245,572)...........................    0.1       20,211,086
Total preferred stocks (cost
 $63,971,370)...........................    1.1      161,500,000
Total U.S. treasuries & federal agencies
 (cost $2,757,016,733)..................   18.6    2,646,041,157
Total short-term securities (cost
 $708,624,157)..........................    5.0      708,624,157
                                          -----  ---------------
Total investment in securities
 (total cost $11,379,251,004)...........   99.4   14,141,704,990
Cash, receivables and other assets......    0.6       81,849,465
Payable for Fund shares redeemed........   (0.0)      (3,209,098)
Other liabilities.......................   (0.0)        (132,103)
                                          -----  ---------------
Net assets..............................  100.0% $14,220,213,254
                                          =====  ===============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 7,000,000,000 shares authorized; 4,796,363,852
 shares outstanding...............................  $  479,636,385
Capital surplus...................................   9,744,226,804
Accumulated undistributed net investment income...      30,238,618
Accumulated undistributed net realized gain on
 investments......................................   1,203,657,461
Unrealized appreciation of investments............   2,762,453,986
                                                    --------------
Net assets........................................ $14,220,213,254
                                                    ==============
Class IA
Net asset value per share ($14,082,895,254
  DIVIDED BY 4,750,074,016 shares outstanding)
 (6,500,000,000 shares authorized)................           $2.96
                                                              ====
Class IB
Net asset value per share ($137,318,000
  DIVIDED BY 46,289,836 shares outstanding)
 (500,000,000 shares authorized)..................            $2.97
                                                               ====

* Non-income producing during period
^^Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to $313,360,632 or 2.2% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS -- 89.9%
              AEROSPACE & DEFENSE -- 1.1%
   1,000,000  Northrop Grumman Corp...................  $   54,062,500
   1,336,500  Precision Castparts Corp................      35,083,125
                                                        --------------
                                                            89,145,625
                                                        --------------
              BUSINESS SERVICES -- 2.9%
   2,474,800  Comdisco, Inc...........................      92,186,300
  *1,390,750  Concord EFS, Inc........................      35,811,812
    *934,900  Ionics, Inc.............................      26,294,062
   2,000,000  Manpower, Inc...........................      75,250,000
                                                        --------------
                                                           229,542,174
                                                        --------------
              COMMUNICATIONS EQUIPMENT -- 11.4%
  *2,639,100  3Com Corp...............................     124,037,700
    *143,600  Broadcom Corp., Class A.................      39,113,050
  *2,270,000  Cabletron Systems, Inc..................      59,020,000
  *1,534,900  CIENA Corp..............................      88,256,750
  *1,500,000  Cisco Systems, Inc......................     160,687,500
    *978,000  Crown Castle International Corp.........      31,418,250
    *400,000  JDS Uniphase Corp.......................      64,525,000
  *5,584,200  Marconi PLC.............................      98,460,581
   1,450,000  Siemens AG..............................     184,573,729
    *322,500  VeriSign, Inc...........................      61,577,343
                                                        --------------
                                                           911,669,903
                                                        --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 3.3%
  *3,000,000  Maxtor Corp.............................      21,750,000
    *483,200  NCR Corp................................      18,301,200
     460,846  Psion PLC...............................      19,222,249
  *1,600,000  Seagate Technology, Inc.................      74,500,000
   2,040,800  Symbol Technologies, Inc................     129,718,350
                                                        --------------
                                                           263,491,799
                                                        --------------
              CONSUMER NON-DURABLES -- 0.1%
     143,000  Kimberly-Clark Corp.....................       9,330,750
                                                        --------------
              CONSUMER SERVICES -- 1.1%
    *425,400  Anchor Gaming...........................      18,478,312
  *1,000,000  Cheesecake Factory, Inc. (The)..........      35,000,000
   1,600,000  International Game Technology...........      32,500,000
                                                        --------------
                                                            85,978,312
                                                        --------------
              ELECTRONICS -- 10.9%
  *2,000,000  Altera Corp.............................      99,125,000
  *1,083,333  Analog Devices, Inc.....................     100,749,969
    *850,000  Cognex Corp.............................      33,150,000
    *820,900  Credence Systems Corp...................      71,007,850
   1,639,100  General Cable Corp......................      12,395,693
    *500,000  Jabil Circuit, Inc......................      36,500,000
   1,500,000  Koninklijke Philips Electronics N.V., NY     202,500,000
              Shares..................................
  *1,600,000  Micron Technology, Inc..................     124,400,000
    *545,300  PMC-Sierra, Inc.........................      87,418,406
    *650,000  Solectron Corp..........................      61,831,250
  *1,200,000  Vishay Intertechnology, Inc.............      37,950,000
                                                        --------------
                                                           867,028,168
                                                        --------------
              ENERGY & SERVICES -- 3.7%
  *1,925,000  Newpark Resources, Inc..................      11,790,625
   1,094,500  Repsol YPF S.A. ADR.....................      25,447,125

            ENERGY & SERVICES  -- (CONTINUED)
   2,096,200  Suncor Energy, Inc......................  $   87,516,350
   1,169,222  Total Fina S.A. ADR.....................      80,968,623
   1,691,570  Transocean Sedco Forex, Inc.............      56,984,764
   2,400,000  Union Pacific Resources Group,..........      30,600,000
                                                        --------------
                                                           293,307,487
                                                        --------------
              FINANCIAL SERVICES -- 10.3%
   3,400,000  ACE Ltd.................................      56,737,500
   1,060,300  AMBAC Financial Group, Inc..............      55,334,406
   1,403,400  Bank One Corp...........................      44,996,512
   2,762,100  Citigroup, Inc..........................     153,469,181
   1,000,000  Fannie Mae..............................      62,437,500
   1,436,440  Fleet Boston Financial Corp.............      50,006,067
     628,000  GreenPoint Financial Corp...............      14,954,250
   1,700,000  Heller Financial, Inc., Class A.........      34,106,250
   1,065,500  Legg Mason, Inc.........................      38,624,375
   1,000,000  Marsh & McLennan Cos., Inc..............      95,687,500
   1,033,200  MBIA, Inc...............................      54,565,875
   1,150,000  Morgan Stanley Dean Witter & Co.........     164,162,500
                                                        --------------
                                                           825,081,916
                                                        --------------
              FOOD, BEVERAGE & TOBACCO -- 0.2%
     800,000  Philip Morris Co., Inc..................      18,550,000
                                                        --------------
              HEALTH CARE -- 10.1%
   1,324,700  American Home Products Corp.............      52,242,856
   2,865,700  AstraZeneca Group PLC ADR...............     118,606,872
  *1,500,000  Boston Scientific Corp..................      32,812,500
   2,100,000  Columbia/HCA Healthcare Corp............      61,556,250
   1,900,000  Eisai Co., Ltd..........................      36,475,980
  *1,950,000  Genzyme Corp............................      87,750,000
  *1,000,000  Gilead Sciences, Inc....................      54,125,000
    *739,200  Immunex Corp............................      80,942,400
  *1,135,000  Magellan Health Services, Inc...........       7,164,687
   2,929,200  McKesson HBOC, Inc......................      66,090,075
          11  PE Corp - PE Biosystems Group...........           1,323
   3,000,000  Pharmacia & Upjohn, Inc.................     135,000,000
   1,400,000  United HealthCare Corp..................      74,375,000
                                                        --------------
                                                           807,142,943
                                                        --------------
              INDUSTRIAL MATERIALS -- 3.6%
   2,501,000  AngloGold Ltd. ADR......................      64,244,437
   1,500,000  Engelhard Corp..........................      28,312,500
  *4,479,800  Freeport-McMoRan Copper & Gold, Inc.,         94,635,775
              Class B.................................
   1,200,000  Monsanto Co.............................      42,750,000
  *2,500,000  Smurfit-Stone Container Corp............      61,250,000
                                                        --------------
                                                           291,192,712
                                                        --------------
              MANUFACTURING -- 3.1%
     800,000  Corning, Inc............................     103,150,000
   1,700,000  Delphi Automotive Systems Corp..........      26,775,000
  *1,633,300  Quintiles Transnational Corp............      30,522,293
  *2,000,000  Terex Corp..............................      55,500,000
  *1,600,000  UCAR International, Inc.................      28,500,000
                                                        --------------
                                                           244,447,293
                                                        --------------
              MEDIA & SERVICES -- 9.4%
  *1,600,000  America Online, Inc.....................     120,700,000
  *2,035,800  American Tower Corp., Class A...........      62,219,137

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS  -- (CONTINUED)
              MEDIA & SERVICES  -- (CONTINUED)
  *1,000,000  AMFM, Inc...............................  $   78,250,000
   3,652,000  Dai Nippon Printing Co., Ltd............      58,157,963
  *4,084,300  Rogers Communications, Inc., Class B....     101,086,425
  *1,251,200  SFX Entertainment, Inc., Class A........      45,277,800
     759,500  Sony Corp. ADR..........................     216,267,625
  *1,650,000  TV Guide, Inc...........................      70,950,000
                                                        --------------
                                                           752,908,950
                                                        --------------
              REAL ESTATE -- 1.6%
 ^^2,000,000  Beacon Properties Corp. (REIT)..........      24,000,000
   1,000,000  Boston Properties, Inc. (REIT)..........      31,125,000
  *2,100,000  Security Capital Group, Inc.,                 26,250,000
              Class B.................................
   2,028,100  Starwood Hotels & Resorts                     47,660,350
              Worldwide, Inc..........................
                                                        --------------
                                                           129,035,350
                                                        --------------
              RETAIL -- 3.4%
   2,100,000  Limited, Inc. (The).....................      90,956,250
     821,500  Tandy Corp..............................      40,407,531
  *1,500,000  United Rentals (North America),.........      25,687,500
   1,600,000  Wal-Mart Stores, Inc....................     110,600,014
                                                        --------------
                                                           267,651,295
                                                        --------------
              SOFTWARE & SERVICES -- 5.2%
  *1,476,400  Avant! Corp.............................      22,146,000
  *1,300,000  BMC Software, Inc.......................     103,918,750
  *1,400,000  Ceridan Corp............................      30,187,500
  *1,000,000  Cognos, Inc.............................      46,125,000
   2,417,000  First Data Corp.........................     119,188,312
  *1,935,600  Rational Software Corp..................      95,086,350
                                                        --------------
                                                           416,651,912
                                                        --------------
              TRANSPORTATION -- 2.4%
  *1,400,000  AMR Corp................................      93,800,000
   1,000,000  Canadian Pacific Ltd....................      21,562,500
   1,091,300  USFreightways Corp......................      52,245,987
   1,549,800  Werner Enterprises, Inc.................      21,794,062
                                                        --------------
                                                           189,402,549
                                                        --------------
              UTILITIES -- 5.3%
   1,300,000  AT&T Corp...............................      65,975,000
  *3,400,000  Calpine Corp............................     217,600,000
      16,453  Intermedia Communications, Inc..........         638,582
  *1,875,000  MCI WorldCom, Inc.......................      99,492,187
   4,000,000  Portugal Telecom S.A. ADR...............      43,500,000
                                                        --------------
                                                           427,205,769
                                                        --------------
              WASTE MANAGEMENT -- 0.8%
   3,500,000  Waste Management, Inc...................      60,156,250
                                                        --------------
              Total common stocks.....................  $7,178,921,157
                                                        ==============
CONVERTIBLE PREFERRED STOCKS -- 0.5%
              CONSUMER SERVICES -- 0.1%
    ^^91,721  Wyndham International, Inc., Class B
                9.75% due 06/30/05....................  $    8,986,351
              UTILITIES -- 0.4%
 ^^1,200,000  Intermedia Communications, Inc..........      31,950,000
                                                        --------------
              Total convertible preferred stocks......  $   40,936,351
                                                        ==============

 PRINCIPAL
   AMOUNT
------------
SHORT-TERM SECURITIES -- 7.2%
              U.S. TREASURY BILLS -- 1.3%
$ 50,500,000  5.445% due 01/13/00.....................  $   50,408,342
  50,500,000  5.45% due 01/13/00......................      50,408,258
                                                        --------------
                                                           100,816,600
                                                        --------------
              REPURCHASE AGREEMENT -- 5.9%
              Interest in $1,811,499,000 joint
              repurchase agreement dated 12/31/99 with
              State Street Bank 2.578% due 01/03/00;
              maturity amount $473,946,833
              (Collateralized by $728,431,000 U.S.
              Treasury Notes 4.875% - 8.00% due
              02/15/01 - 05/15/07, $791,479,000 U.S.
              Treasury Bonds 7.625% - 8.875% due
              02/15/07 - 08/15/21, $465,787,000 U.S.
              Treasury Strips 0.00% due 05/15/10 -
              05/15/20)...............................     473,845,000
 473,845,000
                                                        --------------
              Total short-term securities.............  $  574,661,600
                                                        ==============

DIVERSIFICATION OF NET ASSETS:
Total common stocks
 (cost $5,029,187,174)..................      89.9%     $7,178,921,157
Total convertible preferred stocks
 (cost $38,992,532).....................       0.5          40,936,351
Total short-term securities
 (cost $574,661,600)....................       7.2         574,661,600
                                             -----       -------------
Total investment in securities
 (total cost $5,642,841,306)............      97.6       7,794,519,108
Cash, receivables and other assets......       3.3         259,552,201
Payable for securities purchased........      (0.9)        (67,944,868)
Payable for Fund shares redeemed........      (0.0)            (54,923)
Other liabilities.......................      (0.0)            (75,141)
                                             -----       -------------
Net assets..............................     100.0%     $7,985,996,377
                                             =====       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                        MARKET
                                                        VALUE
                                                    --------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 3,000,000,000 shares authorized; 1,310,168,541
 shares outstanding...............................  $  131,016,854
Capital surplus...................................   4,436,072,705
Accumulated undistributed net investment income...       4,106,096
Accumulated undistributed net realized gain on
 investments......................................   1,264,089,427
Unrealized appreciation of investments............   2,151,677,802
Unrealized depreciation of forward foreign
 currency contracts (See Note 2)[INF SYM].........        (946,728)
Unrealized depreciation of other assets and
 liabilities in foreign currencies................         (19,779)
                                                    --------------
Net assets........................................  $7,985,996,377
                                                    ==============

Class IA
Net asset value per share ($7,963,003,377
  DIVIDED BY 1,306,398,126 shares outstanding)
 (2,250,000,000 shares authorized)................           $6.10
                                                              ====
Class IB
Net asset value per share ($22,993,000
  DIVIDED BY 3,770,415 shares outstanding)
 (750,000,000 shares authorized)..................           $6.10
                                                              ====

* Non-income producing during period.
^^Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to 64,936,351 or 0.8% of net assets.

 [INF SYM]FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 1999

                                                                        UNREALIZED
                                   TOTAL        CONTRACT    DELIVERY   APPRECIATION
DESCRIPTION                     MARKET VALUE     AMOUNT       DATE    (DEPRECIATION)
-----------                     ------------  ------------  --------  --------------
British Pounds (Buy)            $ 4,852,141   $  4,836,789  01/04/00    $  15,352
British Pounds (Buy)              7,110,839      7,136,430  01/05/00      (25,591)
British Pounds (Buy)              4,617,603      4,639,378  01/07/00      (21,775)
British Pounds (Buy)              1,586,093      1,591,752  01/10/00       (5,659)
Japanese Yen (Sell)              90,853,942     89,944,887  03/21/00     (909,055)
                                                                        ---------
                                                                        $(946,728)
                                                                        =========

 HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

 PRINCIPAL                                                MARKET
  AMOUNT                                                   VALUE
-----------                                            -------------
ASSET-BACKED SECURITIES -- 1.3%
$ 3,000,000  Chase Manhattan RV Owner Trust,
              Series 1997-A, Class A9
               6.32% due 12/15/08....................  $   2,923,020
  1,522,523  Corestates Home Equity Trust,
              Series 1994-1, Class A
               6.65% due 05/15/09....................      1,514,362
                                                       -------------
             Total asset-backed securities...........  $   4,437,382
                                                       =============
COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.4%
  3,450,929  BA Mortgage Securities, Inc.,
              Series 1997-1, Class A10
               7.10% due 07/25/26....................  $   3,440,808
  2,909,280  BA Mortgage Securities, Inc.,
              Series 1997-Z, Class ZA1
               7.25% due 10/25/27....................      2,906,122
  2,426,453  Bear Stearns Mortgage Securities, Inc.,
              Series 1995-1, Class 1A
               6.471% due 05/25/10...................      2,363,898
  7,490,913  Citicorp Mortgage Securities, Inc.,
              Series 1994-8, Class A6
               6.25% due 05/25/24....................      7,079,098
  5,113,105  Citicorp Mortgage Securities, Inc.,
              Series 1998-8, Class A3
               6.75% due 09/25/28....................      4,707,584
  1,004,038  Countrywide Mortgage Backed
              Securities, Inc., Series 1997-2,
              Class A13
               7.50% due 04/25/27....................      1,001,951
  3,513,613  Countrywide Mortgage Backed
              Securities, Inc., Series 1998-6,
              Class A
               6.50% due 06/25/13....................      3,394,782
    439,742  DLJ Mortgage Acceptance Corp.,
              Series 1996-1, Class B1
               7.25% due 09/25/11....................        416,967
    146,581  DLJ Mortgage Acceptance Corp.,
              Series 1996-2, Class B2
               7.25% due 09/25/11....................        137,590
    479,111  Fannie Mae Strip, Series D, Class 2
               11.00% due 04/01/09...................        508,681
  3,000,000  Fannie Mae, Series 1997-28, Class PD
               7.50% due 07/18/23....................      2,990,512
  2,588,384  Fannie Mae, Series 1998-12, Class AM
               9.00% due 03/18/28....................      2,606,987
  2,413,000  GE Capital Mortgage Services, Inc.,
              Series 1993-10, Class A3
               6.50% due 09/25/23....................      2,321,619
  2,538,689  GE Capital Mortgage Services, Inc.,
              Series 1994-19, Class A6
               7.50% due 06/25/24....................      2,539,617
  3,917,543  GE Capital Mortgage Services, Inc.,
              Series 1994-26, Class A
               6.943% due 07/25/09...................      3,860,228
    515,146  GE Capital Mortgage Services, Inc.,
              Series 1996-1, Class B2
               6.75% due 02/25/11....................        481,223
  1,552,522  GE Capital Mortgage Services, Inc.,
              Series 1996-1, Class M
               6.75% due 02/25/11....................      1,491,352

COLLATERALIZED MORTGAGE OBLIGATIONS  --  (CONTINUED)
$   524,629  GE Capital Mortgage Services, Inc.,
              Series 1996-10, Class B1
               6.75% due 06/25/11....................  $     499,824
    524,629  GE Capital Mortgage Services, Inc.,
              Series 1996-10, Class B2
               6.75% due 06/25/11....................        488,230
  3,394,368  GE Capital Mortgage Services, Inc.,
              Series 1998-7, Class A
               6.50% due 04/25/13....................      3,280,012
  4,330,632  GE Capital Mortgage Services, Inc.,
              Series 1999-16, Class A
               6.50% due 07/25/14....................      4,160,697
  2,019,825  Housing Securities, Inc., Series 1993-E,
              Class EI5
               10.00% due 09/25/08...................      2,139,130
  4,829,750  Norwest Asset Securities Corp.
              Series 1999-22, Class A1
               6.50% due 09/25/14....................      4,638,540
  3,126,530  Norwest Asset Securities Corp.,
              Series 1999-9, Class A25
               8.341% due 04/25/29...................      1,850,514
    506,848  PNC Mortgage Securities Corp.,
              Series 1996-2, Class B1
               6.60% due 02/25/11....................        484,962
    168,950  PNC Mortgage Securities Corp.,
              Series 1996-2, Class B2
               6.60% due 02/25/11....................        161,654
    270,319  PNC Mortgage Securities Corp.,
              Series 1996-2, Class B3
               6.60% due 02/25/11....................        253,437
  1,030,127  Prudential Home Mortgage Securities Co.,
              Series 96-3, Class B1
               6.75% due 03/25/11....................        960,830
    514,651  Prudential Home Mortgage Securities Co.,
              Series 96-3, Class B2
               6.75% due 03/25/11....................        480,030
  4,200,000  Prudential Home Mortgage Securities,
              Series 1994-8, Class A3
               6.75% due 03/25/24....................      4,051,698
    627,583  Residential Funding Mortgage Securities
              I, Inc., Series 1995-S18, Class M3
               7.00% due 11/25/10....................        591,496
    493,315  Residential Funding Mortgage Securities
              I, Inc., Series 1996-S5, Class M3
               6.75% due 02/25/11....................        457,959
    240,357  Residential Funding Mortgage Securities
              I, Inc., Series 1996-S11, Class M3
               7.00% due 04/25/11....................        226,106
    452,189  Residential Funding Mortgage Securities
              I, Inc., Series 1996-S19, Class M3
               7.50% due 09/25/11....................        433,160
  2,165,319  Residential Funding Mortgage Securities
              I, Inc., Series 1998-S22, Class A1
               6.50% due 09/25/13....................      2,088,796
                                                       -------------
             Total collateralized mortgage
             obligations.............................  $  69,496,094
                                                       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 PRINCIPAL                                                MARKET
  AMOUNT                                                   VALUE
-----------                                            -------------
U.S. TREASURIES & FEDERAL AGENCIES -- 77.2%
             FEDERAL HOME LOAN MORTGAGE ASSOCIATION
             -- 40.7%
$40,463,236      6.50% due 04/01/29 - 08/01/29.......  $  38,174,533
 29,755,134      7.00% due 10/01/26 - 12/01/29.......     28,812,874
 63,816,576      7.50% due 02/01/10 - 01/01/30.......     63,247,996
  2,057,631      8.00% due 02/01/13 - 11/01/24.......      2,077,141
  1,440,561      8.50% due 07/01/01 - 05/01/25.......      1,476,934
  1,489,736      9.00% due 07/01/01 - 10/01/06.......      1,518,793
  1,891,452      9.50% due 11/01/08..................      1,942,205
  1,013,028      10.00% due 09/01/05 - 11/01/20......      1,080,392
                                                       -------------
                                                         138,330,868
                                                       -------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION --
             26.3%
  2,636,802      6.00% due 05/01/13 - 11/01/13.......      2,505,701
    180,194      6.50% due 09/01/25..................        171,280
  7,400,000      7.00% due 01/01/15..................      7,316,750
 66,004,331      7.50% due 06/01/29 - 01/01/30.......     65,299,836
 10,975,988      8.00% due 04/01/22 - 01/01/30.......     11,063,617
    927,415      8.50% due 06/01/24 - 07/01/25.......        950,836
  1,830,932      9.00% due 05/01/21 - 09/01/21.......      1,919,711
                                                       -------------
                                                          89,227,731
                                                       -------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
             -- 8.8%
  9,557,945      6.50% due 03/15/28 - 11/15/28.......      8,983,125
  6,000,000      7.00% due 01/01/30..................      5,795,628
  9,987,389      7.50% due 04/15/22 - 10/15/24.......      9,934,327
  1,050,688      8.00% due 02/15/01 - 12/15/06.......      1,069,761
    902,774      8.50% due 06/15/17 - 02/15/25.......        931,239
    699,254      9.00% due 01/15/25 - 12/15/25.......        732,427
  1,885,983      9.50% due 10/15/09 - 11/15/09.......      2,003,508
     55,925      10.00% due 05/15/13.................         60,403
    253,199      11.00% due 02/15/10 - 09/15/10......        278,269
      5,154      11.25% due 01/15/01.................          5,258
     51,246      12.00% due 05/15/15.................         57,202
     37,940      12.50% due 03/15/15 - 08/15/15......         42,647
                                                       -------------
                                                          29,893,794
                                                       -------------
             U.S. TREASURY NOTES -- 1.4%
  5,000,000      6.125% due 08/15/29.................      4,767,190
                                                       -------------
             Total U.S. treasuries & federal
             agencies................................  $ 262,219,583
                                                       =============
SHORT-TERM SECURITIES -- 34.8%
             COMMERCIAL PAPER -- 32.3%
 10,000,000  American Express Co.
                 6.30% due 01/18/00..................  $   9,970,250
 10,000,000  Associated Corp. of North America
                 5.98% due 01/24/00..................      9,961,794
 10,000,000  AT&T Corp.
                 6.35% due 01/14/00..................      9,977,069
 10,000,000  Bell Atlantic Corp.
                 6.20% due 01/19/00..................      9,969,000
 10,000,000  Exxon Mobil Corp.
                 6.30% due 01/14/00..................      9,977,250
 10,000,000  Ford Motor Credit Co.
               6.19% due 01/14/00....................      9,977,647

SHORT-TERM SECURITIES  -- (CONTINUED)
             COMMERCIAL PAPER  -- (CONTINUED)
$10,000,000  General Electric Capital Corp.
               6.25% due 01/19/00....................  $   9,968,750
 10,000,000  Goldman Sachs Group, Inc.
               6.35% due 01/18/00....................      9,970,013
 10,000,000  Merrill Lynch & Co., Inc.
               6.35% due 01/19/00....................      9,968,250
 10,000,000  Morgan (J.P.) & Co., Inc.
               6.25% due 01/18/00....................      9,970,486
 10,000,000  Salomon Smith Barney Holdings, Inc.
               6.40% due 01/20/00....................      9,966,222
                                                       -------------
                                                         109,676,731
                                                       -------------
             REPURCHASE AGREEMENT -- 2.5%
  8,518,000  Interest in $208,259,000 joint
             repurchase agreement dated 12/31/99 with
             State Street Bank 2.80% due 01/03/00;
             maturity amount $8,519,988
             (Collateralized by $211,642,000 U.S.
             Treasury Notes 5.50% - 6.875% due
             05/15/01 - 05/15/06)....................      8,518,000
                                                       -------------
             Total short-term securities.............  $ 118,194,731
                                                       =============
DIVERSIFICATION OF NET ASSETS:
Total asset-backed securities
 (cost $4,527,609)......................    1.3%       $   4,437,382
Total collateralized mortgage
 obligations (cost $71,198,149).........   20.4           69,496,094
Total U.S. treasuries & federal agencies
 (cost $265,361,868)....................   77.2          262,219,583
Total short-term securities
 (cost $118,194,731)....................   34.8          118,194,731
                                          -----        -------------
Total investment in securities
 (total cost $459,282,357)..............  133.7          454,347,790
Cash, receivables and other assets......    0.6            2,042,992
Payable for securities purchased........  (34.3)        (116,529,094)
Payable for Fund shares redeemed........   (0.0)             (84,874)
                                          -----        -------------
Net assets..............................  100.0%       $ 339,776,814
                                          =====        =============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 800,000,000 shares authorized; 326,868,095 shares
 outstanding......................................      $ 32,686,809
Capital surplus...................................       323,540,528
Accumulated undistributed net investment income...         2,173,942
Accumulated net realized loss on investments......       (13,689,898)
Unrealized depreciation of investments............        (4,934,567)
                                                        ------------
Net assets........................................      $339,776,814
                                                        ============

Class IA
Net asset value per share ($339,767,427
  DIVIDED BY 326,859,065 shares outstanding)
 (600,000,000 shares authorized)..................             $1.04
                                                               =====
Class IB
Net asset value per share ($9,387  DIVIDED BY
 9,030 shares outstanding) (200,000,000 shares
 authorized)......................................             $1.04
                                                               -====

 HARTFORD INDEX HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS -- 99.4%
              AEROSPACE & DEFENSE -- 1.3%
     194,827  Boeing Co. (The)........................  $    8,097,497
      41,649  General Dynamics Corp...................       2,196,984
     164,696  Honeywell International, Inc............       9,500,900
      82,387  Lockheed Martin Corp....................       1,802,215
      14,426  Northrop Grumman Corp...................         779,905
      70,223  Raytheon Co., Class B...................       1,865,298
      31,489  Textron, Inc............................       2,414,812
      99,769  United Technologies Corp................       6,484,985
                                                        --------------
                                                            33,142,596
                                                        --------------
              BUSINESS SERVICES -- 0.5%
    *147,892  Cendant Corp............................       3,928,381
      15,347  Deluxe Corp.............................         421,083
      26,616  Donnelly (R.R.) & Sons Co...............         660,409
      15,847  Fluor Corp..............................         726,981
       8,533  Foster Wheeler Corp.....................          75,730
      19,504  Grainger (W.W.), Inc....................         932,535
      31,086  IKON Office Solutions, Inc..............         211,773
      64,119  IMS Health, Inc.........................       1,743,235
       8,532  National Service Industries, Inc........         251,694
      68,678  SYSCO Corp..............................       2,717,073
                                                        --------------
                                                            11,668,894
                                                        --------------
              COMMUNICATIONS EQUIPMENT -- 7.8%
     *71,965  3Com Corp...............................       3,382,355
     *31,087  ADC Telecommunications, Inc.............       2,255,750
     *17,217  Andrew Corp.............................         326,046
     *37,567  Cabletron Systems, Inc..................         976,742
    *681,441  Cisco Systems, Inc......................      72,999,367
      36,065  General Instrument Corp.................       3,065,525
    *159,283  Global Crossing Ltd.....................       7,964,150
     652,301  Lucent Technologies, Inc................      48,800,249
     126,678  Motorola, Inc...........................      18,653,335
     *30,680  Network Appliance, Inc..................       2,548,357
     278,204  Nortel Networks Corp....................      28,098,604
      15,949  Scientific-Atlanta, Inc.................         887,163
     *90,033  Sprint Corp. (PCS Group)................       9,228,382
      84,076  Tellabs, Inc............................       5,396,628
                                                        --------------
                                                           204,582,653
                                                        --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 6.8%
     *21,237  Adaptec, Inc............................       1,059,195
     *33,524  Apple Computer, Inc.....................       3,446,686
     354,035  Compaq Computer Corp....................       9,581,072
    *529,178  Dell Computer Corp......................      26,988,078
    *215,351  EMC Corp................................      23,527,096
     *65,920  Gateway, Inc............................       4,750,360
     212,100  Hewlett-Packard Co......................      24,166,143
     375,594  International Business Machines Corp....      40,564,152
      26,920  Lexmark International Group, Inc........       2,436,260
      55,372  Pitney Bowes, Inc.......................       2,675,159
      46,479  Seagate Technology, Inc.................       2,164,178
    *325,842  Sun Microsystems, Inc...................      25,232,389
     *64,597  UNISYS Corp.............................       2,063,066
     138,260  Xerox Corp..............................       3,136,773
      66,630  Xilinx, Inc.............................       3,029,582
                                                        --------------
                                                           174,820,189
                                                        --------------
              CONSUMER DURABLES -- 1.1%
      15,847  Cooper Tire & Rubber Co.................  $      246,618
     251,741  Ford Motor Co...........................      13,452,409
     133,399  General Motors Corp.....................       9,696,439
      37,433  Genuine Parts Co........................         928,806
      32,609  Goodyear Tire & Rubber Co. (The)........         919,166
      18,386  ITT Industries, Inc.....................         614,781
      58,905  Newell Rubbermaid, Inc..................       1,708,245
      25,195  TRW, Inc................................       1,308,565
                                                        --------------
                                                            28,875,029
                                                        --------------
              CONSUMER NON-DURABLES -- 2.8%
      11,782  Alberto-Culver Co., Class B.............         304,122
      50,550  Avon Products, Inc......................       1,668,150
      18,184  Black & Decker Corp.....................         950,114
       4,776  Briggs & Stratton Corp..................         256,113
      12,394  Centex Corp.............................         305,976
      49,370  Clorox Co. (The)........................       2,487,033
     121,699  Colgate-Palmolive Co....................       7,910,435
       6,909  Fleetwood Enterprises, Inc..............         142,498
     223,535  Gillette Co. (The)......................       9,206,847
      22,146  International Flavors & Fragrances,              836,011
              Inc.....................................
     113,536  Kimberly-Clark Corp.....................       7,408,224
      41,641  Leggett & Platt, Inc....................         892,678
      12,300  Liz Claiborne, Inc......................         462,787
      93,043  Masco Corp..............................       2,360,966
      17,484  Maytag Corp.............................         839,232
      67,862  Nabisco Group Holdings Corp.............         721,033
      58,316  NIKE, Inc., Class B.....................       2,890,286
     273,828  Procter & Gamble Co. (The)..............      30,001,280
     *11,683  Reebok International Ltd................          95,654
       7,109  Russell Corp............................         119,075
      12,214  Snap-On, Inc............................         324,434
       3,858  Springs Industries, Inc.................         154,078
      18,590  Stanley Works (The).....................         560,023
      12,088  Tupperware Corp.........................         204,740
      24,787  V. F. Corp..............................         743,610
      15,746  Whirlpool Corp..........................       1,024,474
                                                        --------------
                                                            72,869,873
                                                        --------------
              CONSUMER SERVICES -- 0.6%
      19,200  Brunswick Corp..........................         427,200
     128,698  Carnival Corp...........................       6,153,373
      65,531  Eastman Kodak Co........................       4,341,428
      20,318  H&R Block, Inc..........................         888,912
     *26,718  Harrah's Entertainment, Inc.............         706,357
      40,809  Hasbro, Inc.............................         777,921
      76,902  Hilton Hotels Corp......................         740,181
     *40,348  Mirage Resorts, Inc.....................         617,828
                                                        --------------
                                                            14,653,200
                                                        --------------
              ELECTRONICS -- 8.6%
     *30,680  Advanced Micro Devices, Inc.............         887,802
     *37,063  Analog Devices, Inc.....................       3,446,859
      78,323  Applied Materials, Inc..................       9,922,545
      90,716  Emerson Electric Co.....................       5,204,830
     683,286  General Electric Co.....................     105,738,508
     695,877  Intel Corp..............................      57,279,375
      17,778  Johnson Controls, Inc...................       1,011,123
     *18,387  KLA-Tencor Corp.........................       2,047,852

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS  -- (CONTINUED)
              ELECTRONICS  -- (CONTINUED)
     *30,780  LSI Logic Corp..........................  $    2,077,650
     *56,216  Micron Technology, Inc..................       4,370,794
      32,505  Molex, Inc..............................       1,842,627
     *35,847  National Semiconductor Corp.............       1,534,699
       9,449  PerkinElmer, Inc........................         393,905
      38,215  Silicon Graphics, Inc...................         374,984
     *60,854  Solectron Corp..........................       5,788,736
       9,753  Tektronix, Inc..........................         379,147
     *35,458  Teradyne, Inc...........................       2,340,228
     166,860  Texas Instruments, Inc..................      16,164,562
      11,885  Thomas & Betts Corp.....................         378,834
                                                        --------------
                                                           221,185,060
                                                        --------------
              ENERGY & SERVICES -- 5.6%
      18,895  Amerada Hess Corp.......................       1,072,291
      26,615  Anadarko Petroleum Corp.................         908,236
      23,771  Apache Corp.............................         878,041
      15,035  Ashland, Inc............................         495,215
      67,350  Atlantic Richfield Co...................       5,825,775
      68,481  Baker Hughes, Inc.......................       1,442,381
      45,029  Burlington Resources, Inc...............       1,488,771
     137,037  Chevron Corp............................      11,870,830
      23,985  CMS Energy Corp.........................         748,032
      44,595  Coastal Corp. (The).....................       1,580,335
     130,843  Conoco, Inc., Class B...................       3,254,719
      20,013  Consolidated Natural Gas Co.............       1,299,594
     719,621  Exxon Mobil Corp........................      57,974,466
      92,137  Halliburton Co..........................       3,708,514
      18,013  Kerr-McGee Corp.........................       1,116,806
      12,393  McDermott International, Inc............         112,311
      76,336  Occidental Petroleum Corp...............       1,650,766
      52,825  Phillips Petroleum Co...................       2,482,775
     *17,371  Rowan Companies, Inc....................         376,733
     446,486  Royal Dutch Petroleum Co................      26,984,497
     114,383  Schlumberger Ltd........................       6,434,043
      50,236  Sempra Energy...........................         872,850
      18,895  Sunoco, Inc.............................         444,032
     115,301  Texaco, Inc.............................       6,262,285
      30,096  Tosco Corp..............................         818,235
      43,545  Transocean Sedco Forex, Inc.............       1,466,906
      52,721  Union Pacific Resources Group,..........         672,192
      50,590  Unocal Corp.............................       1,697,926
      64,506  USX-Marathon Group......................       1,592,491
                                                        --------------
                                                           145,532,048
                                                        --------------
              FINANCIAL SERVICES -- 13.1%
      31,488  Aetna, Inc..............................       1,757,424
      56,766  AFLAC, Inc..............................       2,678,645
     171,601  Allstate Corp. (The)....................       4,118,424
      93,264  American Express Co.....................      15,505,140
      54,914  American General Corp...................       4,166,599
     329,866  American International Group, Inc.......      35,666,761
      81,882  AmSouth Bancorporation..................       1,581,346
      54,810  Aon Corp................................       2,192,400
     151,898  Associates First Capital Corp.,                4,167,701
              Class A.................................
     355,570  Bank of America Corp....................      17,845,169
     153,395  Bank of New York Co., Inc. (The)........       6,135,800
     238,977  Bank One Corp...........................       7,662,200

              FINANCIAL SERVICES  -- (CONTINUED)
      68,841  BB&T Corp...............................  $    1,884,522
      25,040  Bear Stearns Cos., Inc. (The)...........       1,070,460
      41,243  Capital One Financial Corp..............       1,987,397
     170,714  Charles Schwab Corp. (The)..............       6,551,149
     171,812  Chase Manhattan Corp. (The).............      13,347,644
      36,774  Chubb Corp. (The).......................       2,070,835
      44,306  CIGNA Corp..............................       3,569,402
      35,338  Cincinnati Financial Corp...............       1,102,103
     702,309  Citigroup, Inc..........................      39,022,043
      32,659  Comerica, Inc...........................       1,524,767
      72,827  Conseco, Inc............................       1,301,782
      23,568  Countrywide Credit Industries, Inc......         595,092
      29,468  Equifax, Inc............................         694,339
     213,439  Fannie Mae..............................      13,326,597
      64,459  Fifth Third Bancorp.....................       4,729,679
     205,747  First Union Corp........................       6,751,073
     204,265  Firstar Corp............................       4,315,098
     190,669  Fleet Boston Financial Corp.............       6,637,658
      52,721  Franklin Resources, Inc.................       1,690,367
     145,065  Freddie Mac.............................       6,827,121
      34,038  Golden West Financial Corp..............       1,140,273
      97,958  Household International, Inc............       3,648,935
      48,306  Huntington Bancshares, Inc..............       1,153,305
      23,643  Jefferson-Pilot Corp....................       1,613,634
      93,162  KeyCorp.................................       2,061,209
      24,790  Lehman Brothers Holdings, Inc...........       2,099,403
      43,548  Lincoln National Corp...................       1,741,920
      22,950  Loews Corp..............................       1,392,778
      56,810  Marsh & McLennan Cos., Inc..............       5,436,006
      21,326  MBIA, Inc...............................       1,126,279
     167,287  MBNA Corp...............................       4,558,570
     105,775  Mellon Financial Corp...................       3,602,960
      76,904  Merrill Lynch & Co., Inc................       6,421,484
      22,656  MGIC Investment Corp....................       1,363,608
      35,972  Morgan (J.P.) & Co., Inc................       4,554,954
     116,034  Morgan Stanley Dean Witter & Co.........      16,563,853
     128,514  National City Corp......................       3,044,175
      46,726  Northern Trust Corp.....................       2,476,478
      24,287  Old Kent Financial Corp.................         859,152
      29,874  Paine Webber Group, Inc.................       1,159,484
      17,876  Pinnacle West Capital Corp..............         546,335
      61,390  PNC Bank Corp...........................       2,731,855
      15,638  Progressive Corp. (The).................       1,143,528
      29,712  Providian Financial Corp................       2,705,649
      45,829  Regions Financial Corp..................       1,151,453
      28,128  SAFECO Corp.............................         699,684
      33,124  SLM Holding Corp........................       1,399,489
      34,946  SouthTrust Corp.........................       1,321,395
      48,418  St. Paul Cos., Inc. (The)...............       1,631,081
      33,625  State Street Corp.......................       2,456,726
      36,477  Summit Bancorp..........................       1,117,108
      66,748  SunTrust Banks, Inc.....................       4,593,096
      58,134  Synovus Financial Corp..................       1,155,413
      25,195  T. Rowe Price Associates, Inc...........         930,640
      27,933  Torchmark Corp..........................         811,802
     151,502  U.S. Bancorp............................       3,607,641
      29,266  Union Planters Corp.....................       1,154,177
      50,899  UNUMProvident Corp......................       1,631,949

 HARTFORD INDEX HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS  -- (CONTINUED)
              FINANCIAL SERVICES  -- (CONTINUED)
      42,159  Wachovia Corp...........................  $    2,866,812
     120,143  Washington Mutual, Inc..................       3,123,718
     342,273  Wells Fargo & Co........................      13,840,664
                                                        --------------
                                                           339,115,412
                                                        --------------
              FOOD, BEVERAGE & TOBACCO -- 4.2%
       7,720  Adolph Coors Co., Class B...............         405,300
      97,023  Anheuser-Busch Companies, Inc...........       6,876,505
      58,409  Bestfoods...............................       3,070,123
      14,323  Brown-Forman Corp., Class B.............         819,991
      89,114  Campbell Soup Co........................       3,447,597
     514,244  Coca-Cola Co. (The).....................      29,954,713
      88,684  Coca-Cola Enterprises, Inc..............       1,784,765
     102,790  ConAgra, Inc............................       2,319,199
      34,442  Fortune Brands, Inc.....................       1,138,738
      63,296  General Mills, Inc......................       2,262,832
      74,768  Heinz (H.J.) Co.........................       2,976,701
      29,255  Hershey Foods Corp......................       1,389,612
      84,720  Kellogg Co..............................       2,610,435
      52,110  Marriott International, Inc.............       1,644,721
     303,264  PepsiCo, Inc............................      10,690,056
     492,986  Philip Morris Co., Inc..................      11,431,112
      27,936  Quaker Oats Co. (The)...................       1,833,300
      67,454  Ralston Purina Co.......................       1,880,280
    *105,962  Safeway, Inc............................       3,768,273
     189,243  Sara Lee Corp...........................       4,175,173
      90,209  Seagram (J) & Sons, Inc.................       4,053,766
      29,052  SuperValu, Inc..........................         581,040
     119,454  Unilever N.V............................       6,502,777
      35,667  UST, Inc................................         898,362
      24,279  Wrigley, (Wm.) Jr. Co...................       2,013,639
                                                        --------------
                                                           108,529,010
                                                        --------------
              HEALTH CARE -- 9.2%
     320,156  Abbott Laboratories.....................      11,625,664
      27,830  Allergan, Inc...........................       1,384,542
     *21,031  ALZA Corp...............................         728,198
     271,957  American Home Products Corp.............      10,725,304
    *212,923  Amgen, Inc..............................      12,788,687
      10,767  Bard (C.R.), Inc........................         570,651
      11,887  Bausch & Lomb, Inc......................         813,516
      60,948  Baxter International, Inc...............       3,828,296
      52,215  Becton, Dickinson & Co..................       1,396,751
      23,466  Biomet, Inc.............................         938,640
     *86,347  Boston Scientific Corp..................       1,888,840
     413,270  Bristol-Myers Squibb Co.................      26,526,768
      58,639  Cardinal Health, Inc....................       2,807,342
     117,738  Columbia/HCA Healthcare Corp............       3,451,195
     227,360  Eli Lilly & Co..........................      15,119,440
      63,884  Guidant Corp............................       3,002,548
     *80,552  HealthSouth Corp........................         432,967
     *35,046  Humana, Inc.............................         286,939
     289,580  Johnson & Johnson Co....................      26,967,137
      14,831  Mallinckrodt, Inc.......................         471,811
     *21,349  Manor Care, Inc.........................         341,584
      58,725  McKesson HBOC, Inc......................       1,324,982
     248,723  Medtronic, Inc..........................       9,062,844
    *486,741  Merck & Co., Inc........................      32,642,068

              HEALTH CARE  -- (CONTINUED)
       9,247  Millipore Corp..........................  $      357,165
      26,004  Pall Corp...............................         560,711
      21,332  PE Corp - PE Biosystems Group...........       2,566,506
     806,224  Pfizer, Inc.............................      26,151,891
     108,151  Pharmacia & Upjohn, Inc.................       4,866,795
     305,883  Schering-Plough Corp....................      12,904,439
      56,886  Service Corp. International.............         394,646
       5,587  Shared Medical Systems Corp.............         284,587
     *17,576  St. Jude Medical, Inc...................         539,363
     *64,912  Tenet Healthcare Corp...................       1,525,432
      35,165  United HealthCare Corp..................       1,868,140
     178,884  Warner-Lambert Co.......................      14,657,307
     *20,012  Watson Pharmaceuticals, Inc.............         716,679
     *13,214  Wellpoint Health Networks, Inc..........         871,298
                                                        --------------
                                                           237,391,673
                                                        --------------
              INDUSTRIAL MATERIALS -- 3.4%
      47,947  Air Products & Chemicals, Inc...........       1,609,221
      45,736  Alcan Aluminum Ltd......................       1,883,751
      76,495  Alcoa, Inc..............................       6,349,085
      19,360  Allegheny Technologies, Inc.............         434,390
     127,149  Archer-Daniels-Midland Co...............       1,549,628
       8,331  Armstrong World Industries, Inc.........         278,047
      82,170  Barrick Gold Corp.......................       1,453,381
      10,970  Bemis Co., Inc..........................         382,578
     *27,326  Bethlehem Steel Corp....................         228,855
      11,786  Boise Cascade Corp......................         477,333
      20,013  Champion International Corp.............       1,239,555
      25,599  Crown Cork & Seal Co., Inc..............         572,777
      45,917  Dow Chemical Co. (The)..................       6,135,659
     231,317  du Pont (E.I.) de Nemours & Co..........      15,237,993
      16,355  Eastman Chemical Co.....................         779,929
      27,122  Ecolab, Inc.............................       1,061,148
      26,210  Engelhard Corp..........................         494,713
      *6,604  FMC Corp................................         378,491
      45,120  Fort James Corp.........................       1,235,160
     *34,133  Freeport-McMoRan Copper & Gold, Inc.             721,059
               Class B................................
      35,859  Georgia-Pacific Corp....................       1,819,844
      22,958  Goodrich (B.F.) Co. (The)...............         631,345
     *14,832  Grace (W.R.) & Co.......................         205,794
      12,191  Great Lakes Chemical Corp...............         465,543
      22,146  Hercules, Inc...........................         617,319
      54,348  Homestake Mining Co.....................         424,593
      40,125  Inco Ltd................................         942,937
      86,303  International Paper Co..................       4,870,732
      22,450  Louisiana-Pacific Corp..................         319,912
      21,233  Mead Corp. (The)........................         922,308
     132,264  Monsanto Co.............................       4,711,905
      35,039  Newmont Mining Corp.....................         858,455
      18,284  Nucor Corp..............................       1,002,191
      11,479  Owens Corning...........................         221,688
     *31,408  Owens-Illinois, Inc.....................         787,163
      19,164  Phelps Dodge Corp.......................       1,286,383
      68,061  Placer Dome, Inc........................         731,655
       9,245  Polaroid Corp...........................         173,921
       6,094  Potlatch Corp...........................         271,944
      36,266  PPG Industries, Inc.....................       2,268,891

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS  -- (CONTINUED)
              INDUSTRIAL MATERIALS  -- (CONTINUED)
      33,219  Praxair, Inc............................  $    1,671,330
      13,105  Reynolds Metals Co......................       1,004,170
      39,823  Rockwell International Corp.............       1,906,526
      45,497  Rohm & Haas Co..........................       1,851,159
     *17,496  Sealed Air Corp.........................         906,511
      34,851  Sherman-Williams Co. (The)..............         731,871
      21,029  Sigma-Aldrich Corp......................         632,184
      11,682  Temple-Inland, Inc......................         770,281
      27,734  Union Carbide Corp......................       1,851,244
      18,488  USX Corp................................         610,104
      21,126  Vulcan Materials Co.....................         843,719
      20,926  Westvaco Corp...........................         682,710
      49,068  Weyerhaeuser Co.........................       3,523,695
      23,263  Willamette Industries, Inc..............       1,080,275
      90,414  Williams Cos., Inc. (The)...............       2,763,277
      18,499  Worthington Industries, Inc.............         306,389
                                                        --------------
                                                            87,172,721
                                                        --------------
              MANUFACTURING -- 2.2%
      23,770  Avery Dennison Corp.....................       1,732,238
       6,399  Ball Corp...............................         251,960
      74,358  Caterpillar, Inc........................       3,499,473
      19,708  Cooper Industries, Inc..................         796,942
      50,997  Corning, Inc............................       6,575,425
      14,220  Crane Co................................         282,622
       8,837  Cummins Engine Co., Inc.................         426,937
      34,676  Dana Corp...............................       1,038,112
      29,763  Danaher Corp............................       1,436,064
      48,761  Deere & Co..............................       2,115,008
     118,078  Delphi Automotive Systems Corp..........       1,859,728
      42,479  Dover Corp..............................       1,927,484
      15,035  Eaton Corp..............................       1,091,916
      63,143  Illinois Tool Works, Inc................       4,266,085
      34,188  Ingersoll-Rand Co.......................       1,882,476
      10,056  Kaufman and Broad Home Corp.............         243,229
      87,669  Mattel, Inc.............................       1,150,655
       7,821  Milacron, Inc...........................         120,247
      83,712  Minnesota Mining & Manufacturing Co.....       8,193,312
       1,727  NACCO Industries, Inc...................          95,956
     *13,316  Navistar International Corp.............         630,845
      16,355  PACCAR, Inc.............................         724,730
     *35,555  Pactiv Corp.............................         377,771
      23,404  Parker-Hannifin Corp....................       1,200,917
     *23,974  Quintiles Transnational Corp............         448,014
     *33,014  Thermo Electron Corp....................         495,210
      12,902  Timken Co. (The)........................         263,684
     351,971  Tyco International Ltd..................      13,682,872
                                                        --------------
                                                            56,809,912
                                                        --------------
              MEDIA & SERVICES -- 5.2%
    *465,420  America Online, Inc.....................      35,110,121
    *159,110  CBS Corp................................      10,173,095
     *70,500  Clear Channel Communications,...........       6,292,125
    *156,342  Comcast Corp., Class A..................       7,856,185
      18,896  Dow Jones & Co., Inc....................       1,284,928
      33,625  Dun & Bradstreet Corp. (The)............         991,937
      57,911  Gannett Co., Inc........................       4,723,365

              MEDIA & SERVICES  -- (CONTINUED)
      14,832  Harcourt General, Inc...................  $      596,988
      58,219  Interpublic Group of Cos., Inc. (The)...       3,358,508
      17,364  Knight-Ridder, Inc......................       1,033,158
      41,041  McGraw-Hill Cos., Inc. (The)............       2,529,151
    *127,576  MediaOne Group, Inc.....................       9,799,431
      10,869  Meredith Corp...........................         453,101
      35,867  New York Times Co. (The)................       1,761,966
      37,078  Omnicom Group, Inc......................       3,707,800
     268,014  Time Warner, Inc........................      19,414,264
      12,495  Times Mirror Co. (The), Class A.........         837,362
      49,572  Tribune Co..............................       2,729,558
    *145,370  Viacom, Inc., Class B...................       8,785,799
     429,819  Walt Disney Co. (The)...................      12,572,205
                                                        --------------
                                                           134,011,047
                                                        --------------
              REAL ESTATE -- 0.0%
       9,041  Pulte Corp..............................         203,422
                                                        --------------
              RETAIL -- 7.0%
      88,345  Albertson's, Inc........................       2,849,126
      13,420  American Greetings Corp.................         317,047
     *30,285  AutoZone, Inc...........................         978,584
     *28,755  Bed Bath & Beyond, Inc..................         999,236
     *42,764  Best Buy Co., Inc.......................       2,146,218
      42,455  Circuit City Stores Group...............       1,913,128
     *22,859  Consolidated Stores Corp................         371,458
     *45,919  Costco Wholesale Corp...................       4,190,108
      81,676  CVS Corp................................       3,261,935
      27,530  Darden Restaurants, Inc.................         498,981
      91,740  Dayton-Hudson Corp......................       6,737,156
      22,348  Dillard's, Inc..........................         451,150
      55,392  Dollar General Corp.....................       1,260,168
     *43,579  Federated Department Stores, Inc........       2,203,463
     178,406  Gap, Inc. (The).........................       8,206,676
       8,025  Great Atlantic & Pacific Tea Co., Inc.           223,696
              (The)...................................
     479,447  Home Depot, Inc. (The)..................      32,872,050
       7,211  Jostens, Inc............................         175,317
    *103,008  Kmart Corp..............................       1,036,518
     *34,030  Kohl's Corp.............................       2,456,540
    *173,102  Kroger Co. (The)........................       3,267,300
      44,597  Limited, Inc. (The).....................       1,931,607
       8,228  Longs Drug Store Corp...................         212,385
      79,643  Lowe's Cos., Inc........................       4,758,669
      69,839  May Department Stores Co................       2,252,307
     282,013  McDonald's Corp.........................      11,368,649
      28,757  Nordstrom, Inc..........................         753,073
     *68,721  Office Depot, Inc.......................         751,635
      54,359  Penney (J.C.) Co., Inc..................       1,083,782
      10,971  Pep Boys - Manny, Moe & Jack............         100,110
      54,143  Rite Aid Corp...........................         605,724
      78,639  Sears Roebuck & Co......................       2,393,574
      97,114  Staples, Inc............................       2,015,115
      40,430  Tandy Corp..............................       1,988,650
      64,635  TJX Cos., Inc. (The)....................       1,320,977
     *51,407  Toys R Us, Inc..........................         735,762
     *32,130  Tricon Global Restaurants, Inc..........       1,241,021
     926,897  Wal-Mart Stores, Inc....................      64,071,755
     208,869  Walgreen Co.............................       6,109,418

 HARTFORD INDEX HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS  -- (CONTINUED)
            RETAIL  -- (CONTINUED)
      24,796  Wendy's International, Inc..............  $      511,417
      31,084  Winn-Dixie Stores, Inc..................         744,073
                                                        --------------
                                                           181,365,558
                                                        --------------
              SOFTWARE & SERVICES -- 10.0%
      25,098  Adobe Systems, Inc......................       1,687,840
      12,792  Autodesk, Inc...........................         431,730
     130,516  Automatic Data Processing, Inc..........       7,031,549
     *50,679  BMC Software, Inc.......................       4,051,152
     *30,172  Ceridan Corp............................         650,583
     *18,986  Citrix Systems, Inc.....................       2,335,278
     112,101  Computer Associates International,             7,840,063
              Inc.....................................
     *34,721  Computer Sciences Corp..................       3,285,474
     *74,563  Compuware Corp..........................       2,777,471
     *14,628  Comverse Technology, Inc................       2,117,403
      98,006  Electronic Data Systems Corp............       6,560,276
      87,298  First Data Corp.........................       4,304,882
  *1,074,527  Microsoft Corp..........................     125,451,027
     *69,391  Novell, Inc.............................       2,771,303
    *296,514  Oracle Corp.............................      33,228,100
     *56,177  Parametric Technology Corp..............       1,520,290
      51,401  Paychex, Inc............................       2,056,040
     *55,492  PeopleSoft, Inc.........................       1,182,673
    *136,892  QUALCOMM, Inc...........................      24,127,215
     *54,558  Yahoo!, Inc.............................      23,606,564
                                                        --------------
                                                           257,016,913
                                                        --------------
              TRANSPORTATION -- 0.7%
     *30,890  AMR Corp................................       2,069,630
      95,315  Burlington Northern Santa Fe Corp.......       2,311,388
      45,409  CSX Corp................................       1,424,707
      27,657  Delta Air Lines, Inc....................       1,377,664
     *62,189  FDX Corp................................       2,545,862
      23,060  Kansas City Southern Industries,........       1,720,852
      79,440  Norfolk Southern Corp...................       1,628,520
      14,509  Ryder System, Inc.......................         354,563
     105,242  Southwest Airlines Co...................       1,703,604
      51,807  Union Pacific Corp......................       2,260,080
     *14,933  US Airways Group, Inc...................         478,789
                                                        --------------
                                                            17,875,659
                                                        --------------
              UTILITIES -- 9.2%
     *42,771  AES Corp. (The).........................       3,197,132
      65,494  ALLTEL Corp.............................       5,415,535
      28,647  Ameren Corp.............................         938,189
      40,330  American Electric Power Co., Inc........       1,295,601
     665,635  AT&T Corp...............................      33,780,976
     323,520  Bell Atlantic Corp......................      19,916,700
     391,942  BellSouth Corp..........................      18,347,784
      33,320  Carolina Power & Light Co...............       1,014,177
      44,493  Central & South West Corp...............         889,860
      29,104  CenturyTel, Inc.........................       1,378,802
      33,218  CINergy Corp............................         801,384
      17,267  Columbia Energy Group...................       1,092,137
      46,120  Consolidated Edison, Inc................       1,591,140
      31,287  Constellation Energy Group, Inc.........         907,323
      40,125  Dominion Resources, Inc.................       1,574,906
      30,273  DTE Energy Co...........................         949,815
      76,141  Duke Energy Corp........................       3,816,567

              UTILITIES  -- (CONTINUED)
       5,587  Eastern Enterprises.....................  $      320,903
      72,531  Edison International....................       1,899,405
      47,742  El Paso Energy Corp.....................       1,852,986
     148,925  Enron Corp..............................       6,608,546
      51,604  Entergy Corp............................       1,328,803
      49,062  FirstEnergy Corp........................       1,113,094
      20,420  Florida Progress Corp...................         864,021
      37,384  FPL Group, Inc..........................       1,600,502
      25,809  GPU, Inc................................         772,656
     202,296  GTE Corp................................      14,274,511
     591,452  MCI WorldCom, Inc.......................      31,383,895
      24,075  New Century Energies, Inc...............         731,278
      75,178  Nextel Communications, Inc..............       7,752,731
      39,210  Niagara Mohawk Holdings, Inc............         546,489
       9,854  NICOR, Inc..............................         320,255
      32,102  Northern States Power Co................         625,989
       6,603  ONEOK, Inc..............................         165,900
      38,908  Peco Energy Co..........................       1,352,053
       7,416  Peoples Energy Corp.....................         248,436
      80,151  PG&E Corp...............................       1,643,095
      30,114  PP&L Resources, Inc.....................         688,857
      45,914  Public Service Enterprise Group,........       1,598,381
      61,956  Reliant Energy, Inc.....................       1,417,243
     710,495  SBC Communications, Inc.................      34,636,621
     140,126  Southern Co.............................       3,292,961
     181,326  Sprint Corp. (FON Group)................      12,205,506
      57,715  Texas Utilities Co......................       2,052,489
      45,408  Unicom Corp.............................       1,521,168
     105,287  US West, Inc............................       7,580,664
                                                        --------------
                                                           237,307,466
                                                        --------------
              WASTE MANAGEMENT -- 0.1%
      39,214  Allied Waste Industries, Inc............         345,573
     129,199  Waste Management, Inc...................       2,220,607
                                                        --------------
                                                             2,566,180
                                                        --------------
              Total common stocks.....................  $2,566,694,515
                                                        ==============

 PRINCIPAL
   AMOUNT
------------
SHORT-TERM SECURITIES -- 0.4%
              U.S. TREASURY BILLS -- 0.0%
$    150,000     5.06% due 03/23/00...................  $      148,271
     100,000     5.22% due 01/13/00...................          99,826
     300,000     5.28% due 01/13/00...................         299,472
     100,000     5.30% due 03/23/00...................          98,792
                                                        --------------
                                                               646,361
                                                        --------------
              REPURCHASE AGREEMENT -- 0.4%
  10,517,000  Interest in $208,259,000 joint
              repurchase agreement dated 12/31/99 with
              State Street Bank 2.80% due 01/03/00;
              maturity amount $10,519,454
              (Collateralized by $211,642,000 U.S.
              Treasury Notes 5.50% - 6.875% due
              05/15/01 - 05/15/06)....................      10,517,000
                                                        --------------
              Total short-term securities.............  $   11,163,361
                                                        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                       MARKET
                                                       VALUE
                                                   --------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks
 (cost $1,582,126,812)..................   99.4%   $2,566,694,515
Total short-term securities
 (cost $11,163,361).....................    0.4        11,163,361
                                          -----    --------------
Total investment in securities
 (total cost $1,593,290,173)............   99.8     2,577,857,876
Cash, receivables and other assets......    0.2         4,437,867
Payable for securities purchased........   (0.0)         (809,299)
Payable for Fund shares redeemed........   (0.0)          (21,665)
Other liabilities.......................   (0.0)          (18,118)
                                          -----    --------------
Net assets..............................  100.0%   $2,581,446,661
                                          =====    ==============
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 2,000,000,000 shares authorized; 616,276,488
 shares outstanding...............................  $  61,627,649
Capital surplus...................................  1,511,795,954
Accumulated undistributed net investment income...        279,337
Accumulated undistributed net realized gain on
 investments......................................     22,943,669
Unrealized appreciation of investments............    984,567,703
Unrealized appreciation of futures contracts ++...        232,349
                                                   --------------
Net assets........................................ $2,581,446,661
                                                   ==============
Class IA
Net asset value per share ($2,581,435,980
  DIVIDED BY 616,273,938 shares outstanding)
 (1,500,000,000 shares authorized)................          $4.19
                                                            =====
Class IB
Net asset value per share ($10,681  DIVIDED BY
 2,550 shares outstanding) (500,000,000 shares
 authorized)......................................          $4.19
                                                            =====

  *  Non-income producing during period.
 ++ The Fund had 39 March 2000 Standard & Poor's 500 Futures contracts open as of December 31, 1999. These contracts had a value of $14,470,950 as of December 31, 1999 and were collateralized by various U.S. Treasury obligations with a market value of $646,362.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS -- 96.3%
              AUSTRALIA -- 1.1%
     613,101  Broken Hill Proprietary Co., Ltd.
              (Industrial Materials)..................  $    8,023,907
  *3,849,074  M.I.M. Holdings Ltd.
              (Industrial Materials)..................       3,954,195
   5,403,734  Pasminco Ltd. (Industrial Materials)....       5,904,900
                                                        --------------
                                                            17,883,002
                                                        --------------
              BRAZIL -- 2.0%
     244,500  Embratel Participacoes S.A.
              (Utilities).............................       6,662,625
  28,104,000  Petroleo Brasileiro S.A.
              (Energy & Services).....................       7,208,122
     131,700  Telecomunicacoes Brasileiras S.A.
              (Utilities).............................      16,923,450
                                                        --------------
                                                            30,794,197
                                                        --------------
              CANADA -- 1.0%
     382,000  Alcan Aluminum Ltd. (Industrial
              Materials)..............................      15,634,540
                                                        --------------
              CHINA -- 1.0%
  *1,486,100  China Telecom (Hong Kong) Ltd. (Media &
              Services)...............................       9,291,075
     *49,700  China Telecom (Hong Kong) Ltd. (Media &
              Services)...............................       6,389,556
                                                        --------------
                                                            15,680,631
                                                        --------------
              DENMARK -- 0.1%
      28,910  Tele Danmark AS (Utilities).............       2,137,779
                                                        --------------
              FINLAND -- 3.5%
     245,422  Oy Nokia (Communications Equipment).....      44,277,663
     291,934  UPM-Kymmene Group (Energy &
              Services)...............................      11,704,229
                                                        --------------
                                                            55,981,892
                                                        --------------
              FRANCE -- 12.6%
      85,400  Air Liquids S.A. (Industrial
              Materials)..............................      14,226,139
    *289,167  Aventis S.A. (Health Care)..............      16,578,428
     169,100  AXA (Financial Services)................      23,457,291
     137,671  Banque National de Paris (BNP)
              (Financial Services)....................      12,639,680
      70,400  Carrefour S.A. (Retail).................      12,921,586
      70,700  Compagnie de Saint-Gobain S.A.
              (Industrial Materials)..................      13,230,062
     200,300  Compagnie Generale des Etablissements
              Michelin, Class B (Consumer
              Durables)...............................       7,829,674
      78,400  France Telecom S.A. (Utilities).........      10,317,606
      19,500  L'Oreal (Consumer Non-Durables).........      15,567,488
      41,900  Pinault-Printemps-Redoute S.A.
              (Retail)................................      11,003,059
     113,600  Societe Generale S.A. (Financial
              Services)...............................      26,301,981
      44,530  Suez Lyonnaise des Eaux S.A.
              (Utilities).............................       7,101,024
     208,630  Total Fina S.A., B Shares (Energy &
              Services)...............................      27,707,082
                                                        --------------
                                                           198,881,100
                                                        --------------

              GERMANY -- 9.0%
     154,500  BASF AG (Industrial Materials)..........  $    8,037,000
      32,500  Bayerische Vereinsbank AG (Financial
              Services)...............................       2,208,570
     137,500  Deutsche Bank AG (Financial Services)...      11,611,030
     146,800  Deutsche Telekom AG (Utilities).........      10,277,574
      44,000  Dresdner Bank AG (Financial Services)...       2,377,057
     163,192  Linde AG (Manufacturing)................       8,963,499
     169,912  Mannesmann AG (Media & Services)........      40,940,833
      66,933  Muenchener Rueckversicherungs-
              Gesellschaft AG (Financial Services)....      16,973,014
     273,900  Siemens AG (Communications Equipment)...      34,865,340
     125,700  Veba AG (Utilities).....................       6,110,477
                                                        --------------
                                                           142,364,394
                                                        --------------
              HONG KONG -- 1.0%
   1,266,000  Cheung Kong (Holdings) Ltd. (Business
              Services)...............................      16,082,459
                                                        --------------
              INDIA -- 1.1%
     104,400  Gujarat Ambuja Cements Ltd. (Industrial
              Materials)..............................         819,540
    ^^77,100  Hindalco Industries Ltd., GDR
              (Industrial Materials)..................       1,831,125
   ^^122,200  Larsen & Toubro Ltd., GDR (Business
              Services)...............................       4,063,150
   ^^349,600  State Bank of India GDR (Financial
              Services)...............................       4,265,120
   ^^245,800  Videsh Sanchar Nigam Ltd. (Utilities)...       6,046,680
                                                        --------------
                                                            17,025,615
                                                        --------------
              IRELAND -- 0.6%
     877,611  Allied Irish Banks PLC (Financial
              Services)...............................       9,939,823
                                                        --------------
              ITALY -- 4.1%
   1,170,600  Mediaset S.p.A. (Media & Services)......      18,115,652
    *822,800  San Paolo - IMI S.p.A. (Financial
              Services)...............................      11,125,112
   2,000,800  Telecom Italia Mobile S.p.A. (Media &
              Services)...............................      22,239,928
     964,900  Telecom Italia S.p.A. (Utilities).......      13,539,683
                                                        --------------
                                                            65,020,375
                                                        --------------
              JAPAN -- 23.3%
     987,000  Bank of Yokohama Ltd. (The) (Financial
              Services)...............................       4,541,809
   1,176,000  Dai Nippon Printing Co., Ltd. (Media &
              Services)...............................      18,727,755
   2,000,000  Daiwa Bank Ltd. (The) (Financial
              Services)...............................       5,861,949
     170,000  Eisai Co., Ltd. (Health Care)...........       3,263,640
      82,400  Fuji Machine Manufacturing Co., Ltd.
              (Manufacturing).........................       6,633,538
     419,000  Fujisawa Pharmaceutical Co. (Health
              Care)...................................      10,152,114
      14,100  Fujitsu Support and Service, Inc.
              (Computers & Office Equipment)..........       6,901,566
   1,601,000  Hitachi Ltd. (Electronics)..............      25,652,281
     270,000  Hoya Corp. (Health Care)................      21,234,911

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS  -- (CONTINUED)
              JAPAN  -- (CONTINUED)
     *104,900  Internet Initiative Japan Inc. ADR
              (Software & Services)...................  $   10,194,968
      40,000  Ito-Yokado Co., Ltd. (Retail)...........       4,337,842
       4,800  Itochu Techno-Science Co.
              (Communications Equipment)..............       2,987,249
  *2,532,000  Marubeni Corp. (Business Services)......      10,612,355
     170,500  Matsumotokiyoshi Co., Ltd. (Retail).....      13,176,245
     663,000  Minebea Co., Ltd. (Electronics).........      11,354,977
     146,900  Nichiei Co., Ltd. (Financial
              Services)...............................       3,186,145
   1,378,000  Nikko Securities Co., Ltd. (Financial
              Services)...............................      17,407,586
       1,098  Nippon Telegraph & Telephone Corp.
              (Utilities).............................      18,772,892
         324  NTT Mobile Communication Network, Inc.
              (Media & Services)......................      23,421,418
     634,000  Omron Corp. (Communications
              Equipment)..............................      14,587,167
     370,000  Sharp Corp. (Computers & Office
              Equipment)..............................       9,452,881
      39,900  Softbank Corp. (Software & Services)....      38,124,360
     153,500  Sony Corp. (Media & Services)...........      45,440,366
     113,000  Takeda Chemical Industries Ltd. (Health
              Care)...................................       5,575,202
      82,400  Takefuji Corp. (Financial Services).....      10,296,475
     721,000  Tokyo Style Co., Ltd. (Retail)..........       5,917,051
      17,400  Trans Cosmos, Inc. (Computers & Office
              Equipment)..............................       7,411,848
     202,400  Uni-Charm Corp. (Consumer Non-
              Durables)...............................      11,647,068
                                                        --------------
                                                           366,873,658
                                                        --------------
              MEXICO -- 1.6%
     108,200  Fomento Economico Mexicano S.A. de C.V.
              (Food, Beverage & Tobacco)..............       4,814,900
     133,300  Grupo Televisa S.A. (Media & Services)..       9,097,725
     101,600  Telefonos de Mexico S.A. ADR
              (Utilities).............................      11,430,000
                                                        --------------
                                                            25,342,625
                                                        --------------
              NETHERLANDS -- 7.4%
     361,200  Fortis Netherlands N.V. (Financial
              Services)...............................      12,942,612
     263,457  ING Groep N.V. (Financial Services).....      15,827,949
     327,984  Koninklijke KPN N.V. (Utilities)........      31,854,779
     144,851  Koninklijke Philips Electronics N.V.
              (Electronics)...........................      19,599,880
    *144,300  KPNQwest N.V., Class C (Utilities)......       9,199,125
     173,900  Royal Dutch Petroleum Co. (Energy &
              Services)...............................      10,606,163
     *70,000  United Pan-Europe Communications N.V.
              (Media & Services)......................       8,910,455
     *59,100  United Pan-Europe Communications N.V.
              ADR, Class A (Media & Services).........       7,535,250
                                                        --------------
                                                           116,476,213
                                                        --------------
              SINGAPORE -- 0.8%
     894,600  Overseas-Chinese Banking Corp., Ltd.
              (Financial Services)....................       8,215,689

              SINGAPORE  -- (CONTINUED)
     722,886  Overseas Union Bank Ltd., Class B
              (Financial Services)....................  $    4,230,562
                                                        --------------
                                                            12,446,251
                                                        --------------
              SOUTH KOREA -- 1.4%
      82,520  Korea Telecom Corp. (Utilities).........       6,168,370
      *7,090  Korea Telecom Corp. (Utilities).........       1,120,330
     *43,231  LG Invt & Sec Co. (Financial Services)..         114,489
      41,200  Samsung Electronics (Electronics).......       9,674,434
      15,900  Samsung Electronics GDR (Electronics)...       1,906,012
     283,330  Shinhan Bank (Financial Services).......       3,076,411
                                                        --------------
                                                            22,060,046
                                                        --------------
              SPAIN -- 4.3%
     143,500  Banco Popular Espanol S.A. (Financial
              Services)...............................       9,313,005
     585,400  Endesa S.A. (Utilities).................      11,564,783
     277,600  Repsol YPF S.A. (Energy & Services).....       6,405,056
     535,500  Telefonica S.A. (Utilities).............      13,310,958
     336,740  Telefonica S.A. ADR (Utilities).........      26,539,321
                                                        --------------
                                                            67,133,123
                                                        --------------
              SWEDEN -- 2.2%
    *228,720  Hennes & Mauritz AB, Class B (Retail)...       7,630,221
     432,270  Telefonaktiebolaget LM Ericsson
              (Communications Equipment)..............      27,677,734
                                                        --------------
                                                            35,307,955
                                                        --------------
              SWITZERLAND -- 4.2%
      78,900  Credit Suisse Group (Financial
              Services)...............................      15,600,269
      11,390  Holderbank Financiere Glarus AG (Bearer)
              (Industrial Materials)..................      15,511,778
       9,769  Nestle S.A. (Food, Beverage &
              Tobacco)................................      17,801,963
       1,440  Roche Holdings, Inc. (Health Care)......      17,002,221
                                                        --------------
                                                            65,916,231
                                                        --------------
              THAILAND -- 0.2%
  *5,249,566  Siam Commercial Bank Warrants (Financial
              Services)...............................       2,443,729
                                                        --------------
              UNITED KINGDOM -- 13.8%
     354,000  Abbey National PLC (Financial
              Services)...............................       5,648,362
    *114,400  Anglo American PLC (Industrial
              Materials)..............................       7,513,421
      79,900  AstraZeneca Group PLC (Health Care).....       3,335,825
     118,900  AstraZeneca Group PLC ADR (Health
              Care)...................................       4,921,086
     381,300  Barclays PLC (Financial Services).......      10,975,703
   2,615,322  BP Amoco PLC (Energy & Services)........      26,281,233
   2,049,000  British Airways PLC (Transportation)....      13,308,561
     558,558  British Telecommunications PLC
              (Utilities).............................      13,503,416
    *211,000  China.com Corp. (Media & Services)......      16,589,875
     836,100  Imperial Chemical Industries PLC
              (Industrial Materials)..................       8,839,876
   3,385,800  Invensys PLC (Communications
              Equipment)..............................      18,280,590

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

                                                            MARKET
   SHARES                                                   VALUE
------------                                            --------------
COMMON STOCKS  -- (CONTINUED)
              UNITED KINGDOM  -- (CONTINUED)
     508,500  National Westminster Bank PLC (Financial
              Services)...............................  $   10,924,591
     472,300  Peninsular and Oriental Steam Navigation
              Co., (The) (Transportation).............       7,825,195
     803,800  Prudential Corp. PLC (Financial
              Services)...............................      15,740,132
     963,300  Scottish Power PLC (Utilities)..........       7,265,935
   4,005,500  Smith & Nephew PLC (Health Care)........      13,556,892
   1,431,620  SmithKline Beecham PLC (Health Care)....      18,158,777
     399,570  Standard Chartered PLC (Financial
              Services)...............................       6,214,472
   1,699,700  Tomkins PLC (Food, Beverage &
              Tobacco)................................       5,506,205
     803,570  Vodafone AirTouch PLC (Media &
              Services)...............................       3,953,333
                                                        --------------
                                                           218,343,480
                                                        --------------
              Total common stocks.....................  $1,519,769,118
                                                        ==============
U.S. TREASURIES & FEDERAL AGENCIES -- 0.2%
              U.S. TREASURY BILLS -- 0.2%
$  3,500,000  4.665% due 01/06/00.....................  $    3,497,732
                                                        ==============
SHORT-TERM SECURITIES -- 3.0%
              REPURCHASE AGREEMENT
  46,714,000  Interest in $1,811,499,000 joint
              repurchase agreement dated 12/31/99 with
              State Street Bank 2.578% due 01/03/00;
              maturity amount $46,724,039
              (Collateralized by $728,431,000 U.S.
              Treasury Notes 4.875% - 8.00% due
              02/15/01 - 05/15/07, $791,479,000 U.S.
              Treasury Bonds 7.625% - 8.875% due
              02/15/07 - 08/15/21, $465,787,000 U.S.
              Treasury Strips 0.00% due 05/15/10 -
              05/15/20)...............................  $   46,714,000
                                                        ==============

                                                            MARKET
                                                            VALUE
                                                        --------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks
 (cost $1,126,187,622)..................   96.3%        $1,519,769,118
Total U.S. treasuries & federal agencies
 (cost $3,497,732)......................    0.2              3,497,732
Total short-term securities
 (cost $46,714,000).....................    3.0             46,714,000
                                          -----         --------------
Total investment in securities (total
 cost $1,176,399,354)...................   99.5          1,569,980,850
Cash, receivables and other assets......    0.7             11,108,913
Payable for securities purchased........   (0.2)            (2,560,655)
Payable for Fund shares redeemed........   (0.0)                (2,607)
Other liabilities.......................   (0.0)              (487,693)
                                          -----         --------------
Net assets..............................  100.0%        $1,578,038,808
                                          =====         ==============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 1,500,000,000 shares authorized; 841,200,887
 shares outstanding...............................       $  84,120,089
Capital surplus...................................         928,267,120
Accumulated undistributed net investment income...           6,910,396
Accumulated undistributed net realized gain on
 investments......................................         165,322,300
Unrealized appreciation of investments............         393,581,496
Unrealized appreciation of futures contracts**....             103,692
Unrealized appreciation of forward foreign
 currency contracts (See Note 2)[INF SYM].........               4,617
Unrealized depreciation of other assets and
 liabilities in foreign currencies................            (270,902)
                                                        --------------
Net assets........................................      $1,578,038,808
                                                        ==============

Class IA
Net asset value per share ($1,574,835,778
  DIVIDED BY 839,493,958 shares outstanding)
 (1,125,000,000 shares authorized)................               $1.88
                                                                 =====
Class IB
Net asset value per share ($3,203,030  DIVIDED BY
 1,706,929 shares outstanding) (375,000,000 shares
 authorized)......................................               $1.88
                                                                 =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                    MARKET
                                                    VALUE
                                                --------------
DIVERSIFICATION BY INDUSTRY:
  Business Services.....................   1.9% $   30,757,964
  Communication Equipment...............   9.0     142,675,743
  Computer & Office Equipment...........   1.5      23,766,295
  Consumer Durables.....................   0.5       7,829,674
  Consumer Non-Durables.................   1.7      27,214,556
  Electronics...........................   4.3      68,187,584
  Energy & Services.....................   5.7      89,911,885
  Financial Services....................  18.0     283,460,617
  Food, Beverage, & Tobacco.............   1.8      28,123,068
  Health Care...........................   7.2     113,779,096
  Industrial Materials..................   6.6     103,526,483
  Manufacturing.........................   1.0      15,597,037
  Media & Services......................  14.6     230,653,221
  Retail................................   3.5      54,986,004
  Software & Services...................   3.1      48,319,328
  Transportation........................   1.3      21,133,756
  Utilities.............................  14.6     229,846,807
                                          ----  --------------
Total common stocks.....................  96.3% $1,519,769,118
                                          ====  ==============

*  Non-income producing during period.
^^ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to $16,206,075 or 1.0% of net assets.
** The fund had 2 March 2000 MIB 30 Index Futures contracts, 4 March 2000 CAC 40
   10 Euro Index Futures contracts, 3 March 2000 DTB DAX Index Futures contracts open as of December 31, 1999. These contracts had a market value of $1,204,559 as of December 31, 1999, and were collateralized by various U.S. Treasury obligations with a market value of $3,325,000.

 [INF SYM]FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 1999

                                                                        UNREALIZED
                                   TOTAL       CONTRACT    DELIVERY    APPRECIATION
DESCRIPTION                     MARKET VALUE    AMOUNT       DATE     (DEPRECIATION)
-----------                     ------------  ----------  ----------  --------------
British Pounds (Buy)             $ 819,954    $ 817,360    01/04/00       $2,596
Euro (Buy)                         876,135      876,653    03/17/00         (518)
Euro (Buy)                         231,742      231,948    03/31/00         (206)
Japanese Yen (Sell)                951,066      952,975    01/04/00        1,909
Japanese Yen (Sell)                193,202      194,038    01/05/00          836
                                                                          ------
                                                                          $4,617
                                                                          ======

 HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

                                                           MARKET
  SHARES                                                   VALUE
-----------                                            --------------
COMMON STOCKS -- 94.2%
             AEROSPACE & DEFENSE -- 5.1%
   *415,600  Honeywell International, Inc............  $   23,974,925
  2,154,600  United Technologies Corp................     140,049,028
                                                       --------------
                                                          164,023,953
                                                       --------------
             BUSINESS SERVICES -- 0.2%
    200,800  Viad Corp...............................       5,597,300
                                                       --------------
             COMPUTERS & OFFICE
             EQUIPMENT -- 1.7%
    331,200  International Business Machines Corp....      35,769,600
    264,800  Pitney Bowes, Inc.......................      12,793,150
    310,700  Xerox Corp..............................       7,049,006
                                                       --------------
                                                           55,611,756
                                                       --------------
             CONSUMER DURABLES -- 1.5%
    405,100  Ford Motor Co...........................      21,647,531
    215,900  General Motors Corp.....................      15,693,231
    203,500  TRW, Inc................................      10,569,281
                                                       --------------
                                                           47,910,043
                                                       --------------
             CONSUMER NON-DURABLES -- 5.1%
    195,900  Avon Products, Inc......................       6,464,700
    510,100  Clorox Co. (The)........................      25,696,287
    468,400  Colgate-Palmolive Co....................      30,446,000
    693,600  Kimberly-Clark Corp.....................      45,257,400
    408,800  Procter & Gamble Co. (The)..............      44,789,150
    413,700  Stanley Works (The).....................      12,462,712
                                                       --------------
                                                          165,116,249
                                                       --------------
             CONSUMER SERVICES -- 0.3%
    151,600  Eastman Kodak Co........................      10,043,500
                                                       --------------
             ELECTRONICS -- 4.2%
    811,860  General Electric Co.....................     125,635,335
    167,900  White Electronic Designs Corp...........       9,119,068
                                                       --------------
                                                          134,754,403
                                                       --------------
             ENERGY & SERVICES -- 9.9%
          4  BP Amoco PLC............................             237
    609,600  Chevron Corp............................      52,806,600
    892,617  Conoco, Inc., Class B...................      22,203,847
    957,283  Exxon Mobil Corp........................      77,121,111
  2,446,300  Repsol YPF S.A. ADR.....................      56,876,475
  1,138,200  Suncor Energy, Inc......................      47,519,850
    910,100  Total Fina S.A. ADR.....................      63,024,425
                                                       --------------
                                                          319,552,545
                                                       --------------
             FINANCIAL SERVICES -- 18.2%
    379,300  Bank One Corp...........................      12,161,306
    296,415  Bear Stearns Cos., Inc. (The)...........      12,671,741
    369,300  CIGNA Corp..............................      29,751,731
  2,548,350  Citigroup, Inc..........................     141,592,696
    725,800  Edwards (A.G.) & Sons, Inc..............      23,270,962
  1,089,800  Fannie Mae..............................      68,044,387
    790,350  Marsh & Mclennan Cos., Inc..............      75,626,615
  1,206,600  National Commerce Bancorporation........      27,374,737
  1,375,700  Pacific Century Financial Corp..........      25,708,393
    529,200  People's Bank...........................      11,179,350
    766,300  Pinnacle West Capital Corp..............      23,420,043
  2,443,300  U.S. Bancorp............................      58,181,081
    522,200  UnionBanCal Corp........................      20,594,262
    542,900  Wachovia Corp...........................      36,917,200

             FINANCIAL SERVICES  -- (CONTINUED)
    364,700  XL Capital Ltd., Class A................  $   18,918,812
                                                       --------------
                                                          585,413,316
                                                       --------------
             FOOD, BEVERAGE &
             TOBACCO -- 5.5%
    593,100  Heinz (H.J.) Co.........................      23,612,793
    547,500  Hershey Foods Corp......................      26,006,250
  1,385,500  McCormick & Co., Inc....................      41,218,625
  1,072,600  PepsiCo, Inc............................      37,809,150
  1,610,100  Philip Morris Co., Inc..................      37,334,193
  3,297,400  Southcorp Ltd...........................      11,586,388
                                                       --------------
                                                          177,567,399
                                                       --------------
             HEALTH CARE -- 8.7%
    547,200  Abbott Laboratories.....................      19,870,200
    672,200  American Home Products Corp.............      26,509,887
    425,500  AstraZeneca Group PLC ADR...............      17,764,625
    748,000  Baxter International, Inc...............      46,983,750
    224,600  Bristol-Myers Squibb Co.................      14,416,512
    424,500  Cardinal Health, Inc....................      20,322,937
    270,000  Merck & Co., Inc........................      18,106,875
  1,067,600  Pharmacia & Upjohn, Inc.................      48,042,000
    850,300  Warner-Lambert Co.......................      69,671,456
                                                       --------------
                                                          281,688,242
                                                       --------------
             INDUSTRIAL MATERIALS -- 4.5%
    622,700  Abitibi-Consolidated, Inc...............       7,394,562
    223,400  Air Products & Chemicals, Inc...........       7,497,862
    181,800  Akzo Nobel N.V. ADR.....................       9,044,550
    431,000  Alcoa, Inc..............................      35,773,000
    223,100  Cabot Corp..............................       4,545,662
    387,428  du Pont (E.I.) de Nemours & Co..........      25,521,819
    134,900  Eastman Chemical Co.....................       6,433,043
    112,800  International Paper Co..................       6,366,150
    339,300  Temple-Inland, Inc......................      22,372,593
    291,700  Weyerhaeuser Co.........................      20,947,706
                                                       --------------
                                                          145,896,947
                                                       --------------
             MANUFACTURING -- 5.2%
    213,000  Caterpillar, Inc........................      10,024,312
 *1,076,100  CNH Global N.V..........................      14,325,581
    735,300  Corning, Inc............................      94,807,743
    282,100  Eaton Corp..............................      20,487,512
    283,900  Minnesota Mining & Manufacturing Co.....      27,786,712
                                                       --------------
                                                          167,431,860
                                                       --------------
             MEDIA & SERVICES -- 1.5%
    608,800  Gannett Co., Inc........................      49,655,250
                                                       --------------
             REAL ESTATE -- 2.2%
    715,900  Archstone Communities Trust (REIT)......      14,675,950
    545,100  Equity Office Properties Trust (REIT)...      13,423,087
    402,000  Kimco Realty Corp. (REIT)...............      13,617,750
    590,200  Liberty Property Trust (REIT)...........      14,312,350
    191,300  Spieker Properties, Inc. (REIT).........       6,970,493
    284,148  Starwood Hotels & Resorts
             Worldwide, Inc..........................       6,677,478
                                                       --------------
                                                           69,677,108
                                                       --------------
             RETAIL -- 2.7%
  1,311,030  Intimate Brands, Inc., Class A..........      56,538,168

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                           MARKET
  SHARES                                                   VALUE
-----------                                            --------------
COMMON STOCKS  -- (CONTINUED)
             RETAIL  -- (CONTINUED)
    938,400  May Department Stores Co................  $   30,263,400
                                                       --------------
                                                           86,801,568
                                                       --------------
             SOFTWARE & SERVICES -- 1.1%
    425,300  Electronic Data Systems Corp............      28,468,518
    *55,801  Microsoft Corp..........................       6,514,766
                                                       --------------
                                                           34,983,284
                                                       --------------
             TRANSPORTATION -- 0.7%
    497,400  USFreightways Corp......................      23,813,025
                                                       --------------
             UTILITIES -- 15.9%
  1,949,200  AT&T Corp...............................      98,921,900
  1,538,846  Bell Atlantic Corp......................      94,735,206
    239,400  Columbia Energy Group...................      15,142,050
    303,300  Dominion Resources, Inc.................      11,904,525
    738,600  DQE, Inc................................      25,574,025
    263,800  Duke Energy Corp........................      13,222,975
    251,200  Edison International....................       6,578,300
    694,100  El Paso Energy Corp.....................      26,939,756
    635,900  Endesa S.A. ADR.........................      12,837,231
    394,100  Enron Corp..............................      17,488,187
    364,800  GPU, Inc................................      10,921,200
   *177,722  MCI WorldCom, Inc.......................       9,430,347
    410,400  Montana Power Co. (The).................      14,800,050
    487,600  Peco Energy Co..........................      16,944,100
  1,760,326  SBC Communications, Inc.................      85,815,892
    322,100  Sprint Corp. (FON Group)................      21,681,356
    647,900  Unicom Corp.............................      21,704,650
    372,550  UtiliCorp United, Inc...................       7,241,440
                                                       --------------
                                                          511,883,190
                                                       --------------
             Total common stocks.....................  $3,037,420,938
                                                       ==============
CONVERTIBLE PREFERRED STOCKS -- 2.1%
             MEDIA & SERVICES -- 1.2%
 ^^9,200,000 American Tower Corp.
               6.25% due 10/15/09....................  $   12,903,000
 16,000,000  Tribune Co.
               2.00% due 05/15/29....................      25,440,000
                                                       --------------
                                                           38,343,000
                                                       --------------
             UTILITIES -- 0.9%
   ^^350,000 Qwest TrENDS Trust
               5.75% due 11/17/03....................      24,762,500
     65,400  Texas Utilities Co.
               9.25% due 08/16/02....................       2,853,075
                                                       --------------
                                                           27,615,575
                                                       --------------
             Total convertible preferred stocks......  $   65,958,575
                                                       ==============
 PRINCIPAL                                               MARKET
  AMOUNT                                                  VALUE
-----------                                            -----------
EQUITY LINKED SECURITIES -- 0.9%
             FINANCIAL SERVICES -- 0.9%
$ 1,771,000  Morgan Stanley Dean Witter & Co. (Reset
              PERQS)
               6.00% due 03/15/01....................  $14,168,000

160,000      Salomon Smith Barney Holdings, Inc.
              (ELKS)
               3.25% due 10/06/00....................   16,640,000
                                                       -----------
             Total equity linked securities..........  $30,808,000
                                                       ===========
SHORT-TERM SECURITIES -- 1.7%
             REPURCHASE AGREEMENT -- 1.7%
 54,015,000  Interest in $1,811,499,000 joint
             repurchase agreement dated 12/31/99 with
             State Street Bank 2.578% due 01/03/00;
             maturity amount $54,026,608
             (Collateralized by $728,431,000 U.S.
             Treasury Notes 4.875% - 8.00% due
             02/15/01 - 05/15/07, $791,479,000 U.S.
             Treasury Bond 7.625% - 8.875% due
             02/15/07 - 08/15/21, $465,787,000 U.S.
             Treasury Strips 0.00% due 05/15/10 -
             05/15/20)...............................  $54,015,000
                                                       ===========

DIVERSIFICATION OF NET ASSETS:
Total common stocks
 (cost $2,623,647,049)..................     94.2%  $3,037,420,938
Total convertible preferred stocks
 (cost $52,239,091).....................      2.1       65,958,575
Total equity linked securities (see note
 2(h)) (cost $29,403,962)...............      0.9       30,808,000
Total short-term securities
 (cost $54,015,000).....................      1.7       54,015,000
                                            -----    -------------
Total investment in securities
 (total cost $2,759,305,102)............     98.9    3,188,202,513
Cash, receivables and other assets......      1.1       36,635,107
Payable for Fund shares redeemed........     (0.0)      (1,007,375)
Other liabilities.......................     (0.0)         (10,785)
                                            -----    -------------
Net assets..............................    100.0%  $3,223,819,460
                                            =====    =============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value 0.10 per share;
 4,000,000,000 shares authorized; 1,500,261,778
 shares outstanding...............................  $ 150,026,178
Capital surplus...................................  2,376,539,704
Accumulated undistributed net investment income...        999,932
Accumulated undistributed net realized gain on
 investments......................................    267,347,751
Unrealized appreciation of investments............    428,897,411
Unrealized appreciation of other assets and
 liabilities in foreign currencies................          8,484
                                                    -------------
Net assets........................................  $3,223,819,460
                                                    =============
Class IA
Net asset value per share ($3,207,732,726
  DIVIDED BY 1,492,782,701 shares outstanding)
 (3,500,000,000 shares authorized)................           $2.15
                                                              ====
Class IB
Net asset value per share ($16,086,734
  DIVIDED BY 7,479,077 shares outstanding)
 (500,000,000 shares authorized)..................           $2.15
                                                              ====

  *  Non-income producing during period.
  ^^ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to $37,665,500 or 1.2% of net assets.

 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

  PRINCIPAL                                                   MARKET
    AMOUNT                                                    VALUE
--------------                                            --------------
ASSET-BACKED SECURITIES -- 1.2%
                 UNITED STATES OF AMERICA -- 1.2%
^^$   1,530,000  AESOP Funding II LLC, Series 1997-1A,
                 Class A1
                   6.22% due 10/20/01...................   $    1,528,592
       500,000  Capital Auto Receivables Asset
                 Trust, Series 1999-2A, Class A3
                   6.25% due 03/15/03...................         497,175
       350,000  Ford Credit Auto Owner Trust,
                 Series 1999-B, Class A3
                   5.47% due 09/15/01...................         348,789
     1,500,000  Ford Credit Auto Owner Trust,
                 Series 1999-D, Class A3
                   6.20% due 04/15/02...................       1,496,595
       343,806  Premier Auto Trust, Series 1996-3,
                 Class A4
                   6.75% due 11/06/00...................         344,070
       672,670  USAA Auto Loan Grantor Trust,
                 Series 1999-1, Class A
                   6.10% due 02/15/06...................         666,723
                                                          --------------
                Total asset-backed securities...........  $    4,881,944
                                                          ==============
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                UNITED STATES OF AMERICA -- 0.1%
     ^^423,224 SASCO Floating Rate Commercial
                 Mortgage, Series 1999-C3, Class A
                   5.993% due 11/20/01..................  $      423,224
                                                          ==============
    SHARES
--------------
COMMON STOCKS -- 56.7%
                AUSTRALIA -- 0.6%
        88,704  Broken Hill Proprietary Co., Ltd.
                (Industrial Materials)..................  $  1,160,906
      *563,398  M.I.M. Holdings Ltd. (Industrial
                Materials)..............................       578,784
       753,987  Pasminco Ltd. (Industrial Materials)....       823,915
                                                          ------------
                                                             2,563,605
                                                          ------------
                BRAZIL -- 1.1%
        36,000  Embratel Participacoes S.A.
                (Utilities).............................       981,000
     4,016,800  Petroleo Brasileiro S.A. (Energy &
                Services)...............................     1,030,230
        19,400  Telecomunicacoes Brasileiras S.A.
                (Utilities).............................     2,492,900
                                                          ------------
                                                             4,504,130
                                                          ------------
                CANADA -- 0.6%
        56,200  Alcan Aluminum Ltd. (Industrial
                Materials)..............................     2,300,160
                                                          ------------
                CHINA -- 0.6%
      *244,100  China Telecom (Hong Kong) Ltd.
                (Media & Services)......................     1,526,109
        *6,900  China Telecom (Hong Kong) Ltd.
                ADR (Media & Services)..................       887,081
                                                          ------------
                                                             2,413,190
                                                          ------------
                DENMARK -- 0.1%
         4,130  Tele Danmark AS (Utilities).............       305,397
                                                          ------------
                                                             MARKET
    SHARES                                                   VALUE
--------------                                            ------------
COMMON STOCKS  -- (CONTINUED)
                FINLAND -- 2.0%
        34,793  Oy Nokia (Communications Equipment).....  $  6,277,150
        42,199  UPM-Kymmene Group (Energy &
                Services)...............................     1,691,844
                                                          ------------
                                                             7,968,994
                                                          ------------
                FRANCE -- 7.3%
        12,400  Air Liquids S.A. (Industrial
                Materials)..............................     2,065,622
       *42,708  Aventis S.A. (Health Care)..............     2,448,528
        24,240  AXA (Financial Services)................     3,362,535
        20,140  Banque National de Paris (BNP)
                (Financial Services)....................     1,849,068
        10,200  Carrefour S.A. (Retail).................     1,871,917
        10,300  Compagnie de Saint-Gobain S.A.
                (Industrial Materials)..................     1,927,434
        29,500  Compagnie Generale des
                Etablissements Michelin, Class B
                (Consumer Durables).....................     1,153,147
        11,400  France Telecom S.A. (Utilities).........     1,500,264
         2,900  L'Oreal (Consumer Non-Durables).........     2,315,164
         6,100  Pinault-Printemps-Redoute S.A.
                (Retail)................................     1,601,877
        16,000  Societe Generale S.A. (Financial
                Services)...............................     3,704,504
         6,510  Suez Lyonnaise des Eaux S.A.
                (Utilities).............................     1,038,124
        30,966  Total Fina S.A., B Shares (Energy &
                Services)...............................     4,112,435
                                                          ------------
                                                            28,950,619
                                                          ------------
                GERMANY -- 5.2%
        22,800  BASF AG (Industrial Materials)..........     1,186,042
         4,700  Bayerische Vereinsbank AG (Financial
                Services)...............................       319,393
        20,000  Deutsche Bank AG (Financial Services)...     1,688,877
        21,300  Deutsche Telekom AG (Utilities).........     1,491,228
         6,300  Dresdner Bank AG (Financial Services)...       340,351
        23,647  Linde AG (Manufacturing)................     1,298,837
        24,798  Mannesmann AG (Media & Services)........     5,975,156
         9,751  Muenchener Rueckversicherungs-
                Gesellschaft AG (Financial Services)....     2,472,679
        39,210  Siemens AG (Communications Equipment)...     4,991,128
        18,000  Veba AG (Utilities).....................       875,008
                                                          ------------
                                                            20,638,699
                                                          ------------
                HONG KONG -- 1.0%
       324,000  Cheung Kong (Holdings) Ltd. (Business
                Services)...............................     4,115,890
                                                          ------------
                INDIA -- 0.6%
        15,000  Gujarat Ambuja Cements Ltd. (Industrial
                Materials)..............................       117,750
      ^^11,400  Hindalco Industries Ltd., GDR
                (Industrial Materials)..................       270,750
      ^^18,000  Larsen & Toubro Ltd., GDR (Business
                Services)...............................       598,500
      ^^50,000  State Bank of India GDR (Financial
                Services)...............................       610,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                             MARKET
    SHARES                                                   VALUE
--------------                                            ------------
COMMON STOCKS  -- (CONTINUED)
                INDIA  -- (CONTINUED)
      ^^35,300  Videsh Sanchar Nigam Ltd. (Utilities)...  $    868,380
                                                          ------------
                                                             2,465,380
                                                          ------------
                IRELAND -- 0.4%
       128,572  Allied Irish Banks PLC (Financial
                Services)...............................     1,456,206
                                                          ------------
                ITALY -- 2.4%
       170,500  Mediaset S.p.A. (Media & Services)......     2,638,577
      *119,900  San Paolo - IMI S.p.A. (Financial
                Services)...............................     1,621,172
       291,700  Telecom Italia Mobile S.p.A. (Media &
                Services)...............................     3,242,396
       136,544  Telecom Italia S.p.A. (Utilities).......     1,916,020
                                                          ------------
                                                             9,418,165
                                                          ------------
                JAPAN -- 14.0%
       248,000  Bank of Yokohama Ltd. (The) (Financial
                Services)...............................     1,141,204
       186,000  Dai Nippon Printing Co., Ltd. (Media &
                Services)...............................     2,962,043
       294,000  Daiwa Bank Ltd. (The) (Financial
                Services)...............................       861,706
        25,000  Eisai Co., Ltd. (Health Care)...........       479,947
        11,900  Fuji Machine Manufacturing Co., Ltd.
                (Manufacturing).........................       957,998
        62,000  Fujisawa Pharmaceutical Co. (Health
                Care)...................................     1,502,222
         2,100  Fujitsu Support and Service, Inc.
                (Computers & Office Equipment)..........     1,027,892
       234,000  Hitachi Ltd. (Electronics)..............     3,749,302
        40,000  Hoya Corp. (Health Care)................     3,145,912
       *15,100  Internet Initiative Japan, Inc.
                (Software & Services)...................     1,467,617
         6,000  Ito-Yokado Co., Ltd. (Retail)...........       650,676
           700  Itochu Techno-Science Co.
                (Communications Equipment)..............       435,640
      *374,000  Marubeni Corp. (Business Services)......     1,567,543
        33,400  Matsumotokiyoshi Co., Ltd. (Retail).....     2,581,153
        98,000  Minebea Co., Ltd. (Electronics).........     1,678,412
        21,200  Nichiei Co., Ltd. (Financial
                Services)...............................       459,811
       203,000  Nikko Securities Co., Ltd. (Financial
                Services)...............................     2,564,397
           181  Nippon Telegraph & Telephone Corp.
                (Utilities).............................     3,094,620
            89  NTT Mobile Communication Network, Inc.
                (Media & Services)......................     3,417,223
        93,000  Omron Corp. (Communications
                Equipment)..............................     2,139,758
        54,000  Sharp Corp. (Computers & Office
                Equipment)..............................     1,379,609
         5,800  Softbank Corp. (Software & Services)....     5,541,886
        22,600  Sony Corp. (Media & Services)...........     6,690,242
        18,000  Takeda Chemical Industries Ltd. (Health
                Care)...................................       888,085
        12,100  Takefuji Corp. (Financial Services).....     1,511,982
       101,000  Tokyo Style Co., Ltd. (Retail)..........       828,879
         2,600  Trans Cosmos, Inc. (Computers & Office
                Equipment)..............................     1,107,517

                JAPAN  -- (CONTINUED)
        29,800  Uni-Charm Corp. (Consumer Non-
                Durables)...............................  $  1,714,835
                                                          ------------
                                                            55,548,111
                                                          ------------
                MEXICO -- 0.9%
        16,000  Fomento Economico Mexicano S.A. de C.V.
                (Food, Beverage & Tobacco)..............       712,000
        19,600  Grupo Televisa S.A. (Media & Services)..     1,337,700
        14,900  Telefonos de Mexico S.A. ADR
                (Utilities).............................     1,676,250
                                                          ------------
                                                             3,725,950
                                                          ------------
                NETHERLANDS -- 4.3%
        51,100  Fortis Netherlands N.V. (Financial
                Services)...............................     1,831,028
        38,491  ING Groep N.V. (Financial Services).....     2,312,459
        48,612  Koninklijke KPN N.V. (Utilities)........     4,721,341
        20,760  Koninklijke Philips Electronics N.V.
                (Electronics)...........................     2,809,048
       *21,100  KPNQwest N.V., Class C (Utilities)......     1,345,125
        24,900  Royal Dutch Petroleum Co. (Energy &
                Services)...............................     1,518,651
       *10,000  United Pan-Europe Communications N.V.
                (Media & Services)......................     1,272,945
        *8,600  United Pan-Europe Communications N.V.
                ADR (Media & Services)..................     1,096,500
                                                          ------------
                                                            16,907,097
                                                          ------------
                SINGAPORE -- 0.5%
       131,250  Oversea-Chinese Banking Corp., Ltd.
                (Financial Services)....................     1,205,353
       103,922  Overseas Union Bank Ltd., Class B
                (Financial Services)....................       608,185
                                                          ------------
                                                             1,813,538
                                                          ------------
                SOUTH KOREA -- 0.8%
        *1,010  Korea Telecom Corp. (Utilities).........       159,595
        11,880  Korea Telecom Corp. ADR (Utilities).....       888,030
        *6,198  LG Intv & Sec Co. (Financial Services)..        16,414
         6,050  Samsung Electronics (Electronics).......     1,420,639
         2,300  Samsung Electronics GDR (Electronics)...       275,712
        40,730  Shinhan Bank (Financial Services).......       442,248
                                                          ------------
                                                             3,202,638
                                                          ------------
                SPAIN -- 2.4%
        20,900  Banco Popular Espanol S.A. (Financial
                Services)...............................     1,356,388
        82,100  Endesa S.A. (Utilities).................     1,621,914
        40,200  Repsol YPF S.A. (Energy & Services).....       927,533
        76,800  Telefonica S.A. (Utilities).............     1,909,022
        49,161  Telefonica S.A. ADR (Utilities).........     3,874,501
                                                          ------------
                                                             9,689,358
                                                          ------------
                SWEDEN -- 1.3%
       *31,320  Hennes & Mauritz AB, Class B (Retail)...     1,044,851
        62,030  Telefonaktiebolaget LM Ericsson
                (Communications Equipment)..............     3,971,707
                                                          ------------
                                                             5,016,558
                                                          ------------

 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

                                                             MARKET
    SHARES                                                   VALUE
--------------                                            ------------
COMMON STOCKS  -- (CONTINUED)
                SWITZERLAND -- 2.4%
        11,560  Credit Suisse Group (Financial
                Services)...............................  $  2,287,352
         1,630  Holderbank Financiere Glarus AG (Bearer)
                (Industrial Materials)..................     2,219,859
         1,415  Nestle S.A. (Food, Beverage &
                Tobacco)................................     2,578,542
           210  Roche Holdings, Inc. (Health Care)......     2,479,490
                                                          ------------
                                                             9,565,243
                                                          ------------
                THAILAND -- 0.1%
      *747,367  Siam Commercial Bank Warrants (Financial
                Services)...............................       347,990
                                                          ------------
                UNITED KINGDOM -- 8.1%
        50,700  Abbey National PLC (Financial
                Services)...............................       808,960
       *16,800  Anglo American PLC (Industrial
                Materials)..............................     1,103,369
        17,600  AstraZeneca Group PLC (Health Care).....       728,436
        12,100  AstraZeneca Group PLC ADR (Health
                Care)...................................       505,175
        56,400  Barclays PLC (Financial Services).......     1,623,471
       378,680  BP Amoco PLC (Energy & Services)........     3,805,335
       301,500  British Airways PLC (Transportation)....     1,958,287
        79,052  British Telecommunications PLC
                (Utilities).............................     1,911,121
       *30,800  China.com Corp. (Media & Services)......     2,421,650
       119,300  Imperial Chemical Industries PLC
                (Industrial Materials)..................     1,261,329
       499,400  Invensys PLC (Communications
                Equipment)..............................     2,696,365
        73,100  National Westminster Bank PLC (Financial
                Services)...............................     1,570,477
        69,600  Peninsular and Oriental Steam Navigation
                Co., (The) (Transportation).............     1,153,151
       115,900  Prudential Corp. PLC (Financial
                Services)...............................     2,269,571
       137,400  Scottish Power PLC (Utilities)..........     1,036,374
       587,600  Smith & Nephew PLC (Health Care)........     1,988,772
       209,443  SmithKline Beecham PLC (Health Care)....     2,656,590
        58,980  Standard Chartered PLC (Financial
                Services)...............................       917,310
       244,200  Tomkins PLC (Food, Beverage &
                Tobacco)................................       791,089
       121,845  Vodafone AirTouch PLC (Media &
                Services)...............................       599,442
                                                          ------------
                                                          $ 31,806,274
                                                          ------------
                Total common stocks.....................  $224,723,192
                                                          ============
  PRINCIPAL
   AMOUNT
-------------
CORPORATE BONDS -- 3.4%
               UNITED STATES OF AMERICA -- 3.4%
$     700,000  American General Corp. (Financial
                Services)
                 6.875% due 12/14/01...................  $   697,911
  PRINCIPAL                                                MARKET
   AMOUNT                                                   VALUE
-------------                                            -----------
CORPORATE BONDS  -- (CONTINUED)
               UNITED STATES OF AMERICA  -- (CONTINUED)
$   1,000,000  Columbia/HCA Healthcare Corp. (Health
                Care)
                 5.89% due 12/15/00....................  $   994,589
    2,500,000  Diageo Capital PLC (Financial Services)
                 5.90% due 04/07/00....................    2,497,000
      925,000  Ford Motor Credit Co. (Financial
                Services)
                 7.50% due 04/03/00....................      928,757
    2,000,000  General Motors Acceptance Corp.
                (Financial Services)
                 6.90% due 07/05/00....................    2,007,790
      844,000  International Bank for Reconstruction &
                Development (Financial Services)
                 6.00% due 08/22/00....................      840,033
    3,000,000  Prudential Funding Corp. (Financial
                Services)
                 5.319% due 12/21/00...................    2,994,600
      300,000  Statoil (Energy & Services)
                 6.25% due 10/10/00....................      298,950
      800,000  Wells Fargo & Co. (Financial Services)
                 6.321% due 09/15/01...................      801,581
    1,500,000  Xerox Corp. (Computers & Office
                Equipment)
                 9.75% due 03/15/00....................    1,509,102
                                                         -----------
               Total corporate bonds...................  $13,570,313
                                                         ===========
ENHANCED EQUIPMENT TRUST CERTIFICATES -- 0.1%
               UNITED STATES OF AMERICA -- 0.1%
      300,329  Daimler-Benz Vehicle Trust, Series
                1998-A, Class A2
                 5.23% due 12/20/01....................  $   299,809
                                                         ===========

  PRINCIPAL
   AMOUNT
  (IN LOCAL
  CURRENCY)
-------------
FOREIGN CORPORATE BONDS -- 2.6%
                       GERMANY -- 0.2%
[DIA SYM]   1,900,000  Toyota Motor Credit Corp. (Financial
                        Services)
                         5.375% due 12/28/01...................  $   986,639
                                                                 -----------
                       JAPAN -- 1.1%
        Y 460,000,000  KFW International Finance, Inc.
                (Financial Services)
                 1.00% due 12/20/04............................    4,507,643
                                                                 -----------
               UNITED KINGDOM -- 1.3%
         L    375,000  British Gas PLC (Utilities)
                         5.375% due 12/07/09...................      542,098
              700,000  British Gas PLC (Utilities)
                         7.00% due 04/04/00....................    1,126,762
              550,000  Citicorp (Financial Services)
                         7.648% due 03/27/03...................      872,540

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

  PRINCIPAL
    AMOUNT
  (IN LOCAL                                                        MARKET
  CURRENCY)                                                        VALUE
--------------                                                 --------------
FOREIGN CORPORATE BONDS -- (CONTINUED)
                     UNITED KINGDOM -- (CONTINUED)
      L   1,100,000  European Investment Banking (Financial
                      Services)
                       7.625% due 12/07/06...................  $    1,873,097
            350,000  General Motors Acceptance Corp.
                      (Financial Services)
                       6.875% due 09/09/04...................         556,966
                                                               --------------
                                                                    4,971,463
                                                               --------------
                     Total foreign corporate bonds...........  $   10,465,745
                                                               ==============
FOREIGN GOVERNMENT BONDS -- 10.7%
                     CANADA -- 0.6%
       ^  2,500,000  Province of Alberta
                       9.25% due 04/01/00....................  $    2,516,725
                                                               --------------
                     FRANCE -- 5.0%
[DIA SYM] 5,800,000  France BTAN
                       3.00% due 07/12/01....................       5,721,204
          7,000,000  France BTAN
                       3.50% due 07/12/04....................       6,658,636
          2,600,000  France O.A.T.
                       4.00% due 10/25/09....................       2,319,324
          5,005,000  France O.A.T.
                       6.00% due 10/25/25....................       5,046,615
                                                               --------------
                                                                   19,745,779
                                                               --------------
                     GERMANY -- 2.9%
[DIA SYM] 3,000,000  Bundesschatzanweisungen
                       3.25% due 09/15/00....................       3,001,490
          2,500,000  Deutschland Republic
                       6.875% due 05/12/05...................       2,722,249
          5,020,000  Deutschland Republic
                       6.25% due 01/04/24....................       5,220,234
          1,500,000  Republic of Slovenia
                       5.75% due 06/16/04....................         775,159
                                                               --------------
                                                                   11,719,132
                                                               --------------
                     GREECE -- 0.1%
[HS SYM] 82,000,000  Hellenic Republic
                       6.50% due 01/11/14....................         246,711
                     ITALY -- 0.2%                             --------------
[DIA SYM]   568,102  Buoni Poliennali Del Tes
                       6.50% due 11/01/27....................         594,747
                                                               --------------
                     JAPAN -- 1.0%
      Y 283,000,000  Japan #184
                       2.90% due 12/20/05....................       3,011,237
         36,000,000  Japan #207
                       0.90% due 12/22/08....................         322,770
         77,900,000  Japan #213
                       1.40% due 06/22/09....................         726,523
                                                               --------------
                                                                    4,060,530
                                                               --------------
                     SWEDEN -- 0.4%
       @ 10,000,000  Sweden Kingdom 1034
                       9.00% due 04/20/09....................       1,439,887
                                                               --------------
FOREIGN GOVERNMENT BONDS  -- (CONTINUED)
                     UNITED KINGDOM -- 0.5%
       L    381,000  Iceland Republic
                       8.75% due 05/12/03....................  $      641,659
            700,000  U.K. Treasury Gilt
                       7.75% due 09/08/06....................       1,236,157
                                                               --------------
                                                                    1,877,816
                                                               --------------
                Total foreign government bonds...............  $   42,201,327
                                                               ==============

 PRINCIPAL
  AMOUNT
-----------
U.S. TREASURIES & FEDERAL AGENCIES -- 2.0%
             FEDERAL HOME LOAN MORTGAGE
             ASSOCIATION -- 0.2%
$   500,000  5.625% due 06/10/03.....................  $  776,355
                                                       ----------
             FEDERAL NATIONAL MORTGAGE
             ASSOCIATION -- 0.5%
  1,300,000  FNMA-Global Medium Term Note
               5.50% due 12/07/03....................   1,998,306
                                                       ----------
             U.S. TREASURY NOTES -- 1.3%
  1,050,000  10.75% due 08/15/05.....................   1,253,437
  1,800,000  4.94% due 01/27/00......................   1,793,578
    910,000  5.50% due 01/31/03......................     888,387
  1,150,000  7.00% due 07/15/06......................   1,178,031
                                                       ----------
                                                        5,113,433
                                                       ----------
             Total U.S. treasuries & federal
             agencies................................  $7,888,094
                                                       ==========
SHORT-TERM SECURITIES -- 23.2%
             COMMERCIAL PAPER -- 8.1%
  2,000,000  Aegon N.V.
               5.99% due 02/04/00....................  $1,988,685
  2,000,000  American General Corp.
               5.99% due 02/15/00....................   1,985,025
  2,500,000  Apreco, Inc.
               6.10% due 02/24/00....................   2,477,125
    853,000  Delaware Funding
               6.25% due 02/29/00....................     844,262
    703,000  Delaware Funding
               6.30% due 02/18/00....................     697,094
  2,500,000  Den Danske Corp.
               5.95% due 03/14/00....................   2,469,836
  1,429,000  Fleet Funding
               5.93% due 02/11/00....................   1,419,332
  3,500,000  General Electric Capital Corp.
               5.90% due 02/17/00....................   3,473,040
  2,000,000  Halifax PLC
               5.78% due 03/24/00....................   1,973,347
  1,500,000  Morgan (J.P.) & Co., Inc.
               5.95% due 02/24/00....................   1,486,612
  2,000,000  National Rural Utilities
               5.75% due 02/18/00....................   1,984,666
  3,390,000  PREFCO
               5.95% due 02/01/00....................   3,372,630
  3,800,000  Private Export FDG
               5.82% due 02/28/00....................   3,764,368

 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

  PRINCIPAL                                                   MARKET
    AMOUNT                                                    VALUE
--------------                                            --------------
SHORT-TERM SECURITIES -- (CONTINUED)
                COMMERCIAL PAPER -- (CONTINUED)
$    2,100,000  Riverwoods Funding
                  6.02% due 02/15/00....................  $    2,084,197
     1,500,000  Scripps (E.W.) Co. (The)
                  5.80% due 02/25/00....................       1,486,708
       500,000  Telstra Corp. Ltd
                  5.95% due 02/14/00....................         496,272
                                                          --------------
                                                              32,003,199
                                                          --------------
                CORPORATE BONDS -- 3.0%
     2,500,000  Abbey National PLC
                  6.128% due 08/04/00...................       2,496,417
       670,000  Bayerische Hypo Vereinsbank AG
                  6.375% due 09/06/00...................         670,247
     2,000,000  Deutsche Bank AG
                  5.90% due 02/14/00....................       1,999,594
     2,000,000  First National Bank of Chicago
                  5.83% due 02/22/00....................       1,998,956
     1,175,000  Glaxo Wellcome PLC
                  6.75% due 05/31/00....................       1,177,888
     2,700,000  International Bank for Reconstruction &
                 Development
                  5.15% due 03/23/00....................       2,693,938
     1,000,000  KFW International Finance, Inc.
                  5.75% due 12/01/00....................         992,275
                                                          --------------
                                                              12,029,315
                                                          --------------
                REPURCHASE AGREEMENT -- 12.1%
    47,887,000  Interest in $1,811,499,000 joint
                repurchase agreement dated 12/31/99 with
                State Street Bank 2.578% due 01/03/00;
                maturity amount $47,897,291
                (Collateralized by $728,431,000 U.S.
                Treasury Notes 4.875% - 8.00% due
                02/15/01 - 05/15/07, $791,479,000 U.S.
                Treasury Bonds 7.625% - 8.875% due
                02/15/07 - 08/15/21, $465,787,000 U.S.
                Treasury Strips 0.00% due 05/15/10 -
                05/15/20)...............................      47,887,000
                                                          --------------
                Total short-term securities.............  $   91,919,514
                                                          ==============
                                                     MARKET
                                                      VALUE
                                                   -----------
DIVERSIFICATION OF NET ASSETS:
Total asset-backed securities
 (cost $4,889,473)......................    1.2%   $ 4,881,944
Total collateralized mortgage
 obligations (cost $423,224)............    0.1        423,224
Total common stocks
 (cost $166,952,169)....................   56.7    224,723,192
Total corporate bonds
 (cost $13,588,950).....................    3.4     13,570,313
Total enhanced equipment trust
 certificates (cost $300,302)...........    0.1        299,809
Total foreign corporate bonds
 (cost $10,647,403).....................    2.6     10,465,745
Total foreign government bonds
 (cost $46,051,695).....................   10.7     42,201,327
Total U.S. treasuries & federal agencies
 (cost $8,012,508)......................    2.0      7,888,094
Total short-term securities
 (cost $91,919,514).....................   23.2     91,919,514
                                          -----    -----------
Total investment in securities
 (total cost $342,785,238)..............  100.0    396,373,162
Cash, receivables and other assets......    0.9      3,682,350
Payable for securities purchased........   (0.8)    (3,345,747)
Other liabilities.......................   (0.1)      (551,559)
                                          -----    -----------
Net assets..............................  100.0%  $396,158,206
                                          =====    ===========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 750,000,000 shares authorized; 283,640,491 shares
 outstanding......................................  $28,364,049
Capital surplus...................................  282,987,772
Accumulated undistributed net investment income...    3,452,773
Accumulated undistributed net realized gain on
 investments......................................   25,895,754
Unrealized appreciation of investments............   53,587,924
Unrealized appreciation of futures contracts **...    1,143,465
Unrealized appreciation of forward foreign
 currency contracts (See Note 2) [INF SYM]........      930,319
Unrealized depreciation of other assets and
 liabilities in foreign currencies................     (203,850)
                                                    -----------
Net assets........................................ $396,158,206
                                                    ===========
Class IA
Net asset value per share ($396,147,465
  DIVIDED BY 283,632,800 shares outstanding)
 (562,500,000 shares authorized)..................         $1.40
                                                            ====
Class IB
Net asset value per share ($10,741  DIVIDED BY
 7,691 shares outstanding) (187,500,000 shares
 authorized)......................................         $1.40
                                                            ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                     MARKET
                                                     VALUE
                                                  ------------
DIVERSIFICATION BY INDUSTRY:
Business Services.......................   1.6%   $  6,281,933
Communication Equipment.................   5.2      20,511,748
Computer & Office Equipment.............   0.9       3,515,018
Consumer Durables.......................   0.3       1,153,147
Consumer Non-Durables...................   1.0       4,029,999
Electronics.............................   2.5       9,933,113
Energy & Services.......................   3.3      13,086,028
Financial Services......................  10.4      41,561,091
Food, Beverage, & Tobacco...............   1.0       4,081,631
Health Care.............................   4.2      16,823,157
Industrial Materials....................   3.8      15,015,920
Manufacturing...........................   0.6       2,256,835
Media & Services........................   8.6      34,067,064
Retail..................................   2.2       8,579,353
Software & Services.....................   1.8       7,009,503
Transportation..........................   0.8       3,111,438
Utilities...............................   8.5      33,706,214
                                          ----    ------------
Total common stocks.....................  56.7%   $224,723,192
                                          ====    ============
Computer & Office Equipment.............   0.3%   $  1,509,102
Energy & Services.......................   0.1    $    298,950
Financial Services......................   2.7    $ 10,767,672
Health Care.............................   0.3         994,589
                                          ----    ------------
Total corporate bonds...................   3.4%   $ 13,570,313
                                          ====    ============

        *  Non-income producing during period
       ^^ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to $4,299,446 or 1.1% of net assets.
       ** The fund had 25 March 2000 NEW FTSE 100 Index Future contracts, 6 March 2000 S&P/TSE 60 Index Futures contracts, 38 March 2000 CAC
           40 10 Euro Index Futures contracts, 10 March 2000 ASX All Ordinaries Share Price Index Futures contracts, 3 January 2000 IBEX 35 Index Futures contracts, 15 March 2000 TSE 10 year JGB Index Futures contracts, 10 March 2000 TOPIX Index Futures contracts, 60 January 2000 OMX Index Futures contracts, 5 March 2000 MIB 30 Index
           Futures contracts, 7 March 2000 DTB DAX Index Futures contracts, 2 January 2000 Hang Seng Index Futures contracts, 133 March 2000
           Euro Bond Futures contracts open as of December 31, 1999. These contracts had a market value of $44,787,455 as of December 31, 1999, and were collateralized by various U.S. Treasury obligations with a market value of $1,425,000.
        ^  Canadian Dollar
[DIA SYM]  Euro
 [HS SYM]  Greek Drachma
        Y  Japanese Yen
        @  Swedish Krona
        L  British Pound

 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

  [INF SYM]FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 1999

                                                                          UNREALIZED
                                   TOTAL        CONTRACT      DELIVERY   APPRECIATION
DESCRIPTION                     MARKET VALUE     AMOUNT         DATE    (DEPRECIATION)
-----------                     ------------  ------------    --------  --------------
Australian Dollars (Buy)        $   511,543   $    495,466    03/31/00    $   16,077
British Pounds (Buy)              2,694,261      2,686,515    03/17/00         7,746
British Pounds (Buy)                119,345        118,967    01/04/00           378
British Pounds (Sell)             9,702,168      9,761,976    01/26/00        59,808
Canadian Dollars (Buy)            2,146,517      2,118,123    01/20/00        28,394
Canadian Dollars (Buy)              304,667        298,123    01/20/00         6,544
Canadian Dollars (Buy)              398,946        389,415    03/16/00         9,531
Canadian Dollars (Sell)           1,211,744      1,181,036    01/20/00       (30,708)
Euro (Buy)                        5,177,682      5,567,400    01/12/00      (389,718)
Euro (Buy)                          518,270        545,309    01/12/00       (27,039)
Euro (Buy)                          512,499        528,809    01/20/00       (16,310)
Euro (Buy)                          502,200        505,850    01/12/00        (3,650)
Euro (Buy)                          342,591        342,863    01/21/00          (272)
Euro (Buy)                        2,111,339      2,112,588    03/17/00        (1,249)
Euro (Buy)                        2,201,552      2,203,504    03/31/00        (1,952)
Euro (Sell)                       1,516,644      1,578,177    01/12/00        61,533
Euro (Sell)                      29,367,399     30,584,587    01/20/00     1,217,188
Euro (Sell)                       4,047,737      4,215,584    01/20/00       167,847
Euro (Sell)                         220,073        221,365    01/20/00         1,292
Japanese Yen (Buy)                1,610,883      1,585,360    01/12/00        25,523
Japanese Yen (Buy)                1,579,077      1,581,147    03/09/00        (2,070)
Japanese Yen (Sell)               5,161,666      5,085,763    01/12/00       (75,903)
Japanese Yen (Sell)               1,008,025      1,000,389    01/12/00        (7,636)
Japanese Yen (Sell)               1,233,038      1,200,977    02/09/00       (32,061)
Japanese Yen (Sell)               4,831,067      4,705,422    02/22/00      (125,645)
Japanese Yen (Sell)                 126,236        126,489    01/04/00           253
Japanese Yen (Sell)                  43,428         43,616    01/05/00           188
New Zealand Dollars (Buy)         1,230,504      1,200,731    02/14/00        29,773
Singapore Dollars (Buy)           1,197,466      1,201,005    02/09/00        (3,539)
Swedish Krona (Buy)                 722,973        737,798    01/28/00       (14,825)
Swedish Krona (Sell)              1,545,685      1,576,506    02/22/00        30,821
                                                                          ----------
                                                                          $  930,319
                                                                          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD SMALL COMPANY HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------
COMMON STOCKS -- 90.6%
             AEROSPACE & DEFENSE -- 0.9%
    338,500  Primex Technologies, Inc................  $  7,023,875
                                                       ------------
             BUSINESS SERVICES -- 4.6%
   *422,500  Iron Mountain, Inc......................    16,609,531
    154,600  Manpower, Inc...........................     5,816,825
     22,300  Penton Media, Inc.......................       535,200
   *275,100  Pilot Network Services, Inc.............     6,602,400
   *129,100  Plexus Corp.............................     5,680,400
                                                       ------------
                                                         35,244,356
                                                       ------------
             COMMUNICATIONS EQUIPMENT -- 8.1%
   *336,100  Burr-Brown Corp.........................    12,141,612
   *397,900  Cirrus Logic, Inc.......................     5,297,043
    *62,200  Digital Lightwave, Inc..................     3,980,800
    *95,000  Gilat Satellite Networks Ltd............    11,281,250
   *139,100  Netro Corp..............................     7,094,100
    *78,300  Network Peripherals, Inc................     3,699,675
   *231,800  Visual Networks, Inc....................    18,370,150
                                                       ------------
                                                         61,864,630
                                                       ------------
             COMPUTERS & OFFICE EQUIPMENT -- 7.6%
    *72,300  Affiliated Computer Services, Inc.,
             Class A.................................     3,325,800
 *1,144,000  Concurrent Computer Corp................    21,378,500
 *1,243,000  Danka Business Systems PLC..............    15,770,562
 *1,137,100  Maxtor Corp.............................     8,243,975
   *184,450  SeaChange International, Inc............     6,524,918
    *76,200  Silicon Storage Technology, Inc.........     3,143,250
                                                       ------------
                                                         58,387,005
                                                       ------------
             CONSUMER DURABLES -- 1.6%
   *546,000  Brightpoint, Inc........................     7,166,250
   *369,300  UNOVA, Inc..............................     4,800,900
                                                       ------------
                                                         11,967,150
                                                       ------------
             CONSUMER NON-DURABLES -- 0.7%
   *597,400  Ivex Packaging Corp.....................     5,974,000
                                                       ------------
             CONSUMER SERVICES -- 0.7%
   *232,400  Dollar Thrifty Automotive Group.........     5,563,075
                                                       ------------
             ELECTRONICS -- 15.1%
   *452,800  Advanced Fibre Communications, Inc......    20,234,500
   *438,100  Alliance Semiconductor Corp.............     7,310,793
   *159,100  ANADIGICS, Inc..........................     7,507,531
   *209,500  Benchmark Electronics, Inc..............     4,805,406
   *131,000  Cognex Corp.............................     5,109,000
   *142,000  DII Group, Inc. (The)...................    10,077,562
   *110,800  Electro Scientific Industries, Inc......     8,088,400
   *156,500  Galileo Technology Ltd..................     3,775,562
   *203,500  GaSonics International Corp.............     4,019,125
   *209,200  Kulicke and Soffa Industries, Inc.......     8,904,075
   *203,300  Maker Communications, Inc...............     8,691,075
   *285,900  Photronics, Inc.........................     8,183,887
   *340,100  Quanta Services, Inc....................     9,607,825
   *274,500  Varian Semiconductor Equipment
             Associates, Inc.........................     9,333,000
                                                       ------------
                                                        115,647,741
                                                       ------------
             ENERGY & SERVICES -- 2.7%
   *159,400  BJ Services Co..........................     6,664,912
    122,500  Coflexip S.A. ADR.......................     4,655,000

             ENERGY & SERVICES  -- (CONTINUED)
   *313,100  Marine Drilling Co., Inc................  $  7,025,181
    127,700  Pogo Producing Co.......................     2,617,850
                                                       ------------
                                                         20,962,943
                                                       ------------
             FINANCIAL SERVICES -- 6.0%
    326,600  Annuity & Life Re (Holdings), Ltd.......     8,532,425
    193,200  Legg Mason, Inc.........................     7,003,500
   *378,800  NCO Group, Inc..........................    11,411,350
   *244,600  Neuberger Berman, Inc...................     6,084,425
    *91,400  NextCard, Inc...........................     2,639,175
   *158,400  Profit Recovery Group International,
             Inc.(The)...............................     4,207,500
    211,912  Reinsurance Group of America, Inc.......     5,880,558
                                                       ------------
                                                         45,758,933
                                                       ------------
             HEALTH CARE -- 5.2%
   *255,100  Aurora Biosciences Corp.................     6,760,150
    *79,003  Gilead Sciences, Inc....................     4,276,037
    *71,400  Human Genome Sciences, Inc..............    10,897,425
    *72,800  King Pharmaceuticals, Inc...............     4,081,350
    *19,400  PE Corp. - Celera Genomics Group........     2,890,600
   *369,800  Quest Diagnostics, Inc..................    11,302,027
                                                       ------------
                                                         40,207,589
                                                       ------------
             INDUSTRIAL MATERIALS -- 1.3%
    149,000  Minerals Technologies, Inc..............     5,969,312
   *120,100  Stillwater Mining Co....................     3,828,187
                                                       ------------
                                                          9,797,499
                                                       ------------
             MANUFACTURING -- 0.5%
    *79,400  Veeco Instruments, Inc..................     3,716,912
                                                       ------------
             MEDIA & SERVICES -- 5.1%
   *254,800  Cumulus Media, Inc., Class A............    12,931,100
   *243,400  SFX Entertainment, Inc., Class A........     8,808,037
   *104,900  Spanish Broadcasting System, Inc........     4,222,225
   *290,800  Speedway Motorsports, Inc...............     8,087,875
   *283,900  World Wrestling Federation
             Entertainment, Inc., Class A............     4,897,275
                                                       ------------
                                                         38,946,512
                                                       ------------
             RETAIL -- 5.2%
    164,600  Ethan Allen Interiors, Inc..............     5,277,487
   *228,900  Linens 'n Things, Inc...................     6,781,162
   *317,250  Pacific Sunwear of California, Inc......    10,211,484
   *249,100  Papa John's International, Inc..........     6,492,168
    *10,800  Steven Madden, Ltd......................       205,875
   *230,800  Whole Foods Market, Inc.................    10,703,350
                                                       ------------
                                                         39,671,526
                                                       ------------
             SOFTWARE & SERVICES -- 14.5%
    *74,700  Aspect Development, Inc.................     5,116,950
   *205,400  Brio Technology, Inc....................     8,626,800
   *400,600  Cambridge Technology Partners,..........    10,515,750
    *87,800  Creo Products, Inc......................     3,374,812
   *162,300  Digex, Inc..............................    11,158,125
    *61,900  Digital Insight Corp....................     2,251,612
   *152,000  Digital River, Inc......................     5,063,500
   *148,800  Documentum, Inc.........................     8,909,400

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD SMALL COMPANY HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

                                                          MARKET
  SHARES                                                  VALUE
-----------                                            ------------
COMMON STOCKS  -- (CONTINUED)
             SOFTWARE & SERVICES  -- (CONTINUED)
   *187,600  Genesys Telecommunications
             Laboratories, Inc.......................  $ 10,130,400
   *177,600  Globix Corp.............................    10,656,000
    *55,900  HNC Software, Inc.......................     5,911,425
   *132,800  Insight Enterprises, Inc................     5,395,000
    *27,900  Macromedia, Inc.........................     2,040,187
    *31,300  Marimba, Inc............................     1,441,756
    *87,000  Netegrity, Inc..........................     4,953,562
   *102,500  Novadigm, Inc...........................     2,126,875
   *179,000  Object Design, Inc......................     2,595,500
   *142,000  Peregrine Systems, Inc..................    11,954,625
                                                       ------------
                                                        112,222,279
                                                       ------------
             TRANSPORTATION -- 4.6%
   *436,400  Atlas Air, Inc..........................    11,973,725
     *4,500  Rayanair Holdings PLC ADR...............       248,062
    172,600  Robinson (C.H.) Worldwide, Inc..........     6,860,850
    157,500  Skywest, Inc............................     4,410,000
   *275,700  Swift Transportation Co., Inc...........     4,859,212
    138,900  USFreightways Corp......................     6,649,837
                                                       ------------
                                                         35,001,686
                                                       ------------
             UTILITIES -- 6.2%
   *617,200  PairGain Technologies, Inc..............     8,756,525
   *569,800  Primus Telecommunications
             Group, Inc..............................    21,794,850
   *317,000  Viatel, Inc.............................    16,999,125
                                                       ------------
                                                         47,550,500
                                                       ------------
             Total common stocks.....................  $695,508,211
                                                       ============

 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 9.3%
             REPURCHASE AGREEMENT -- 9.3%
$71,063,000  Interest in $1,811,499,000 joint
             repurchase agreement dated 12/31/99 with
             State Street Bank 2.578% due 01/03/00;
             maturity amount $71,078,272
             (Collateralized by $728,431,000 U.S.
             Treasury Notes 4.875% - 8.00% due
             02/15/01 - 05/15/07, $791,479,000 U.S.
             Treasury Bonds 7.625% - 8.875% due
             02/15/07 - 08/15/21, $465,787,000 U.S.
             Treasury Strips 0.00% due 05/15/10 -
             05/15/20)...............................  $ 71,063,000
                                                       ============
                                                         MARKET
                                                          VALUE
                                                      -------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $514,325,403)..........................     90.6%    $ 695,508,211
Total short-term securities (cost
 $71,063,000)...........................      9.3        71,063,000
                                            -----     -------------
Total investment in securities (total
 cost $585,388,403).....................     99.9       766,571,211
Cash, receivables and other assets......      2.7        21,046,066
Payable for securities purchased........     (2.6)      (20,102,134)
Other liabilities.......................     (0.0)          (12,910)
                                            -----     -------------
Net assets..............................    100.0%    $ 767,502,233
                                            =====     =============
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 750,000,000 shares authorized; 350,816,042 shares
 outstanding......................................      $35,081,604
Capital surplus...................................      431,637,939
Accumulated undistributed net realized gain on
 investments......................................      119,599,882
Unrealized appreciation of investments............      181,182,808
                                                        -----------
Net assets........................................     $767,502,233
                                                        ===========
Class IA
Net asset value per share ($757,301,857
  DIVIDED BY 346,151,257 shares outstanding)
 (562,500,000 shares authorized)..................            $2.19
                                                               ====
Class IB
Net asset value per share ($10,200,376
  DIVIDED BY 4,664,785 shares outstanding)
 (187,500,000 shares authorized)..................            $2.19
                                                               ====

  *  Non-income producing during period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MIDCAP HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                       MARKET
 SHARES                                                VALUE
--------                                            ------------
COMMON STOCKS -- 95.2%
          BUSINESS SERVICES -- 8.6%
*329,250  Iron Mountain, Inc......................  $ 12,943,640
 433,100  Manpower, Inc...........................    16,295,387
 301,900  Viad Corp...............................     8,415,462
*252,300  Waters Corp.............................    13,371,919
 100,300  Young & Rubicam, Inc....................     7,096,225
                                                    ------------
                                                      58,122,633
                                                    ------------
          COMMUNICATIONS EQUIPMENT -- 5.1%
 *19,100  Broadcom Corp., Class A.................     5,202,362
*105,600  CIENA Corp..............................     6,072,000
 *30,600  Exodus Communications, Inc..............     2,717,662
 *51,600  Network Appliance, Inc..................     4,286,025
 *14,600  SDL, Inc................................     3,182,800
*159,600  TeleCorp PCS, Inc.......................     6,064,800
 *36,800  VeriSign, Inc...........................     7,026,500
                                                    ------------
                                                      34,552,149
                                                    ------------
          COMPUTERS & OFFICE EQUIPMENT -- 3.5%
*122,900  Affiliated Computer Services, Inc.,
          Class A.................................     5,653,400
 *34,800  ASM Lithography Holding N.V.............     3,958,500
 326,300  Steelcase, Inc., Class A................     3,915,600
*188,100  UNISYS Corp.............................     6,007,443
 *84,000  Xilinx, Inc.............................     3,819,375
                                                    ------------
                                                      23,354,318
                                                    ------------
          CONSUMER DURABLES -- 1.6%
 107,030  Hertz Corp. (The), Class A..............     5,364,878
*389,600  UNOVA, Inc..............................     5,064,800
                                                    ------------
                                                      10,429,678
                                                    ------------
          CONSUMER NON-DURABLES -- 1.1%
 307,500  Herman Miller, Inc......................     7,072,500
                                                    ------------
          CONSUMER SERVICES -- 1.6%
*346,000  DeVry, Inc..............................     6,444,250
 344,250  ServiceMaster Co. (The).................     4,238,578
                                                    ------------
                                                      10,682,828
                                                    ------------
          ELECTRONICS -- 13.3%
*161,960  Analog Devices, Inc.....................    15,062,280
 272,200  Broadwing, Inc..........................    10,037,375
 *64,000  CheckFree Holding Corp..................     6,688,000
*132,400  Flextronics International Ltd...........     6,090,400
 130,300  Molex, Inc., Class A....................     5,896,075
 *52,200  PMC-Sierra, Inc.........................     8,368,312
 *53,500  Sanmina Corp............................     5,343,312
*188,200  Smith International, Inc................     9,351,187
*154,900  Teradyne, Inc...........................    10,223,400
*124,100  Vitesse Semiconductor Corp..............     6,507,493
 104,600  White Electronic Designs Corp...........     5,681,087
                                                    ------------
                                                      89,248,921
                                                    ------------
          ENERGY & SERVICES -- 3.8%
 242,400  Anadarko Petroleum Corp.................     8,271,900
 200,600  Suncor Energy, Inc......................     8,375,050
 272,600  Transocean Sedco Forex, Inc.............     9,183,212
                                                    ------------
                                                      25,830,162
                                                    ------------
                                                        MARKET
 SHARES                                                 VALUE
--------                                            ------------
          FINANCIAL SERVICES -- 7.1%
 384,800  ACE Ltd.................................  $  6,421,350
 136,900  City National Corp......................     4,509,143
 346,500  Franklin Resources, Inc.................    11,109,656
 138,696  Legg Mason, Inc.........................     5,027,730
 100,900  Lincoln National Corp...................     4,036,000
 253,600  MBIA, Inc...............................    13,393,250
  90,681  Old Kent Financial Corp.................     3,207,840
                                                    ------------
                                                      47,704,969
                                                    ------------
          FOOD, BEVERAGE & TOBACCO -- 0.8%
*195,600  Keebler Foods Co........................     5,501,250
                                                    ------------
          HEALTH CARE -- 9.3%
 247,100  Biomet, Inc.............................     9,884,000
*115,700  Forest Laboratories, Inc................     7,108,318
*121,400  Gilead Sciences, Inc....................     6,570,775
 *50,400  Human Genome Sciences, Inc..............     7,692,300
*128,400  Immunex Corp............................    14,059,800
 245,900  McKesson HBOC, Inc......................     5,548,118
 *52,300  Millennium Pharmaceuticals, Inc.........     6,380,600
  43,050  PE Corp - PE Biosystems Group...........     5,179,453
                                                    ------------
                                                      62,423,364
                                                    ------------
          INDUSTRIAL MATERIALS -- 4.0%
 714,300  Abitibi-Consolidated, Inc...............     8,482,312
 123,200  Eastman Chemical Co.....................     5,875,100
  97,900  Phelps Dodge Corp.......................     6,571,537
*117,600  Sealed Air Corp.........................     6,093,150
                                                    ------------
                                                      27,022,099
                                                    ------------
          MANUFACTURING -- 3.3%
 117,600  Danaher Corp............................     5,674,200
 503,500  Mattel, Inc.............................     6,608,437
*250,600  Weatherford International, Inc..........    10,008,337
                                                    ------------
                                                      22,290,974
                                                    ------------
          MEDIA & SERVICES-- 9.2%
*584,500  American Tower Corp., Class A...........    17,863,781
 *35,700  Echostar Communications Corp.,
          Class A.................................     3,480,750
 *97,600  Lamar Advertising Co., Class A..........     5,910,900
 141,500  Scripps (E.W.) Co. (The), Class A.......     6,340,968
*142,000  SFX Entertainment, Inc., Class A........     5,138,625
 *96,900  Teligent, Inc., Class A.................     5,983,575
 *63,200  Univision Communications, Inc.,
          Class A.................................     6,458,250
 *21,000  Vignette Corp...........................     3,423,000
*111,600  Western Wireless Corp., Class A.........     7,449,300
                                                    ------------
                                                      62,049,149
                                                    ------------
          RETAIL -- 6.6%
 156,200  Circuit City Stores Group...............     7,038,762
 578,675  Dollar General Corp.....................    13,164,856
*132,800  Dollar Tree Stores, Inc.................     6,432,500
 234,200  Family Dollar Stores, Inc...............     3,820,387
 162,570  Intimate Brands, Inc., Class A..........     7,010,831
*164,100  Starbucks Corp..........................     3,979,425
*188,000  Webvan Group, Inc.......................     3,102,000
                                                    ------------
                                                      44,548,761
                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MIDCAP HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                                       MARKET
 SHARES                                                VALUE
--------                                            ------------
COMMON STOCKS  -- (CONTINUED)
          SOFTWARE & SERVICES -- 11.2%
 *19,400  Agile Software Corp.....................  $  4,214,346
 *36,200  Ariba, Inc..............................     6,420,975
*203,900  Cambridge Technology Partners,..........     5,352,375
*363,710  Ceridan Corp............................     7,842,496
*153,800  Covad Communications Group, Inc.........     8,603,187
 858,000  Gartner Group, Inc., Class A............    13,084,500
*139,500  Intuit, Inc.............................     8,361,281
*237,200  Parametric Technology Corp..............     6,419,225
*169,500  Rational Software Corp..................     8,326,687
 *80,600  Siebel Systems, Inc.....................     6,770,400
                                                    ------------
                                                      75,395,472
                                                    ------------
          TRANSPORTATION -- 2.0%
*120,500  Raynair Holdings PLC ADR................     6,642,562
 432,827  Southwest Airlines Co...................     7,006,387
                                                    ------------
                                                      13,648,949
                                                    ------------
          UTILITIES -- 3.1%
*216,300  McLeodUSA, Inc., Class A................    12,734,662
*167,100  RCN Corp................................     8,104,350
                                                    ------------
                                                      20,839,012
                                                    ------------
          Total common stocks.....................  $640,717,188
                                                    ============
 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 2.7%
             REPURCHASE AGREEMENT -- 2.7%
$18,268,000  Interest in $1,811,499,000 joint
             repurchase agreement dated 12/31/99 with
             State Street Bank 2.578% due 01/03/00;
             maturity amount $18,271,926
             (Collateralized by $728,431,000 U.S.
             Treasury Notes 4.875% - 8.00% due
             02/15/01 - 05/15/07, $791,479,000 U.S.
             Treasury Bonds 7.625% - 8.875% due
             02/15/07 - 08/15/21, $465,787,000 U.S.
             Treasury Strips 0.00% due 05/15/10 -
             05/15/20)...............................  $ 18,268,000
                                                       ============

                                                       MARKET
                                                       VALUE
                                                    ------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investment in securities, at value (total cost
 $552,618,415) -- see accompanying portfolio......  $658,985,188
Receivable for securities sold....................    36,930,358
Receivable for Fund shares sold...................    17,423,747
Receivable for dividends and interest.............       283,909
Cash and other assets.............................           105
                                                    ------------
Total assets......................................   713,623,307
                                                    ------------
LIABILITIES
Payable for securities purchased..................  $ 40,892,135
Other liabilities.................................        17,365
                                                    ------------
Total liabilities.................................    40,909,500
                                                    ------------
Net assets........................................  $672,713,807
                                                    ============
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 1,000,000,000 shares authorized; 327,593,877
 shares outstanding...............................  $32,759,388
Capital surplus...................................  484,320,447
Accumulated undistributed net realized gain on
 investments......................................   49,267,199
Unrealized appreciation of investments............  106,366,773
                                                    -----------
Net assets........................................ $672,713,807
                                                   ============
Class IA
Net asset value per share ($672,677,564
  DIVIDED BY 327,576,223 shares outstanding)
 (800,000,000 shares authorized)..................        $2.05
                                                           ====
Class IB
Net asset value per share ($36,243  DIVIDED BY
 17,654 shares outstanding) (200,000,000 shares
 authorized)......................................        $2.05
                                                           ====

  *  Non-income producing during period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

                                                       MARKET
 SHARES                                                VALUE
--------                                            ------------
COMMON STOCKS -- 97.9%
          AEROSPACE & DEFENSE -- 2.9%
  28,000  Honeywell International, Inc............  $  1,615,250
  64,400  United Technologies Corp................     4,186,000
                                                    ------------
                                                       5,801,250
                                                    ------------
          COMMUNICATIONS EQUIPMENT -- 8.8%
 *27,600  3Com Corp...............................     1,297,200
  *4,800  Broadcom Corp., Class A.................     1,307,400
 *49,300  Cisco Systems, Inc......................     5,281,262
 *16,200  Global Crossing Ltd.....................       810,000
  *4,800  JDS Uniphase Corp.......................       774,300
  34,000  Lucent Technologies, Inc................     2,543,625
  30,600  Motorola, Inc...........................     4,505,850
 *11,350  Sprint Corp. (PCS Group)................     1,163,375
                                                    ------------
                                                      17,683,012
                                                    ------------
          COMPUTERS & OFFICE EQUIPMENT -- 6.8%
 *39,000  Adaptec, Inc............................     1,945,125
  *2,300  Dell Computer Corp......................       117,300
 *28,800  EMC Corp................................     3,146,400
  28,800  Hewlett-Packard Co......................     3,281,400
  48,300  International Business Machines Corp....     5,216,400
                                                    ------------
                                                      13,706,625
                                                    ------------
          CONSUMER NON-DURABLES -- 3.1%
  60,900  Kimberly-Clark Corp.....................     3,973,725
  21,700  Procter & Gamble Co. (The)..............     2,377,506
                                                    ------------
                                                       6,351,231
                                                    ------------
          ELECTRONICS -- 5.8%
 *16,200  Analog Devices, Inc.....................     1,506,600
  38,300  General Electric Co.....................     5,926,925
  41,700  Intel Corp..............................     3,432,431
  *9,800  Micron Technology, Inc..................       761,950
                                                    ------------
                                                      11,627,906
                                                    ------------
          ENERGY & SERVICES -- 4.0%
   9,800  Atlantic Richfield Co...................       847,700
  51,600  Conoco, Inc., Class B...................     1,283,550
  11,500  Exxon Mobil Corp........................       926,468
  14,600  Kerr-McGee Corp.........................       905,200
  34,000  Noble Affiliates, Inc...................       728,875
  23,600  Royal Dutch Petroleum Co................     1,426,325
  16,200  Texaco, Inc.............................       879,862
  79,500  Union Pacific Resources Group,..........     1,013,625
                                                    ------------
                                                       8,011,605
                                                    ------------
          FINANCIAL SERVICES -- 11.2%
  11,500  American International Group, Inc.......     1,243,437
  39,800  Associates First Capital Corp.,
          Class A.................................     1,092,012
   7,800  Chase Manhattan Corp. (The).............       605,962
  14,100  CIGNA Corp..............................     1,135,931
 106,850  Citigroup, Inc..........................     5,936,853
  24,700  Conseco, Inc............................       441,512
  58,100  Cullen/Frost Bankers, Inc...............     1,496,075
  38,200  Edwards (A.G.) & Sons, Inc..............     1,224,787
  37,500  Fannie Mae..............................     2,341,406
  17,700  Lincoln National Corp...................       708,000
  13,200  Merrill Lynch & Co., Inc................     1,102,200
   8,900  Morgan Stanley Dean Witter & Co.........     1,270,475

                                                       MARKET
 SHARES                                                VALUE
--------                                            ------------
          FINANCIAL SERVICES  -- (CONTINUED)
  56,700  Pacific Century Financial Corp..........  $  1,059,581
  35,200  U.S. Bancorp............................       838,200
  26,000  UnionBanCal Corp........................     1,025,375
  16,200  Wachovia Corp...........................     1,101,600
                                                    ------------
                                                      22,623,406
                                                    ------------
          FOOD, BEVERAGE & TOBACCO -- 4.3%
  35,600  Anheuser-Busch Companies, Inc...........     2,523,150
  16,200  Bestfoods...............................       851,512
  13,200  Coca-Cola Co. (The).....................       768,900
  43,700  PepsiCo, Inc............................     1,540,425
  85,200  Philip Morris Co., Inc..................     1,975,575
 *27,500  Safeway, Inc............................       977,968
                                                    ------------
                                                       8,637,530
                                                    ------------
          HEALTH CARE -- 8.7%
  44,000  Abbott Laboratories.....................     1,597,750
  23,800  American Home Products Corp.............       938,612
  17,700  Baxter International, Inc...............     1,111,781
  *7,300  Biogen, Inc.............................       616,850
 *26,200  Boston Scientific Corp..................       573,125
  19,100  Bristol-Myers Squibb Co.................     1,225,981
  35,200  Cardinal Health, Inc....................     1,685,200
  *5,900  Genentech, Inc..........................       793,550
 *36,100  Genzyme Corp............................     1,624,500
       1  Genzyme Surgical Products...............             5
 *12,300  Gilead Sciences, Inc....................       665,737
 *14,800  Immunex Corp............................     1,620,600
  26,300  Johnson & Johnson Co....................     2,449,187
  16,200  Merck & Co., Inc........................     1,086,412
  14,600  United HealthCare Corp..................       775,625
   9,200  Warner-Lambert Co.......................       753,825
                                                    ------------
                                                      17,518,740
                                                    ------------
          INDUSTRIAL MATERIALS -- 5.3%
  11,800  Alcoa, Inc..............................       979,400
  66,400  Engelhard Corp..........................     1,253,300
 *84,100  Freeport-McMoRan Copper & Gold, Inc.,
          Class A.................................     1,561,106
 *72,100  Grace (W.R.) & Co.......................     1,000,387
  17,800  International Paper Co..................     1,004,587
  61,700  Monsanto Co.............................     2,198,062
  20,700  Sigma-Aldrich Corp......................       622,293
  11,300  Temple-Inland, Inc......................       745,093
  19,700  Weyerhaeuser Co.........................     1,414,706
                                                    ------------
                                                      10,778,934
                                                    ------------
          MANUFACTURING -- 4.3%
  28,800  Corning, Inc............................     3,713,400
  57,777  Delphi Automotive Systems Corp..........       909,987
   8,900  Eaton Corp..............................       646,362
   9,800  Illinois Tool Works, Inc................       662,112
  16,200  Parker-Hannifin Corp....................       831,262
  50,000  Tyco International Ltd..................     1,943,750
                                                    ------------
                                                       8,706,873
                                                    ------------
          MEDIA & SERVICES -- 5.2%
 *40,000  America Online, Inc.....................     3,017,500
 *19,400  American Tower Corp., Class A...........       592,912

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

                                                       MARKET
 SHARES                                                VALUE
--------                                            ------------
COMMON STOCKS  -- (CONTINUED)
          MEDIA & SERVICES  -- (CONTINUED)
 *37,500  AT&T - Liberty Media Group, Class.......  $  2,128,147
 *11,700  Echostar Communications Corp.,
          Class A.................................     1,140,750
  28,800  Gannett Co., Inc........................     2,349,000
   9,500  Knight-Ridder, Inc......................       565,250
  17,700  Scripps (E.W.) Co. (The), Class A.......       793,181
                                                    ------------
                                                      10,586,740
                                                    ------------
          RETAIL -- 7.1%
  48,500  Darden Restaurants, Inc.................       879,062
  23,800  Dayton-Hudson Corp......................     1,747,812
  68,850  Home Depot, Inc. (The)..................     4,720,528
  37,250  May Department Stores Co................     1,201,312
  86,100  Wal-Mart Stores, Inc....................     5,951,662
                                                    ------------
                                                      14,500,376
                                                    ------------
          SOFTWARE & SERVICES -- 9.8%
 *20,700  BISYS Group, Inc. (The).................     1,350,675
 *14,600  BMC Software, Inc.......................     1,167,087
  23,600  First Data Corp.........................     1,163,775
*101,500  Microsoft Corp..........................    11,850,125
 *29,300  Oracle Corp.............................     3,283,431
  28,000  Sterling Software, Inc..................       882,000
                                                    ------------
                                                      19,697,093
                                                    ------------
          TRANSPORTATION -- 1.0%
 *16,200  AMR Corp................................     1,085,400
  20,700  USFreightways Corp......................       991,012
                                                    ------------
                                                       2,076,412
                                                    ------------
          UTILITIES -- 9.3%
  86,400  AT&T Corp...............................     4,384,800
  23,600  Bell Atlantic Corp......................     1,452,875
  16,200  BellSouth Corp..........................       758,362
  44,000  El Paso Energy Corp.....................     1,707,750
  25,000  Enron Corp..............................     1,109,375
 *68,850  MCI WorldCom, Inc.......................     3,653,353
  55,986  SBC Communications, Inc.................     2,729,317
  10,300  Sprint Corp. (FON Group)................       693,318
  67,700  Unicom Corp.............................     2,267,950
                                                    ------------
                                                      18,757,100
                                                    ------------
          WASTE MANAGEMENT -- 0.3%
  37,400  Waste Management, Inc...................       642,812
                                                    ------------
          Total common stocks.....................  $197,707,645
                                                    ============
PRINCIPAL                                               MARKET
  AMOUNT                                                VALUE
----------                                            ----------
SHORT-TERM SECURITIES -- 3.4%
            REPURCHASE AGREEMENT -- 3.4%
$6,795,000  Interest in $1,811,499,000 joint
            repurchase agreement dated 12/31/99 with
            State Street Bank 2.578% due 01/03/00;
            maturity amount $6,796,460
            (Collateralized by $728,431,000 U.S.
            Treasury Notes 4.875% - 8.00% due
            02/15/01 - 05/15/07, $791,479,000 U.S.
            Treasury Bonds 7.625% - 8.875% due
            02/15/07 - 08/15/21, $465,787,000 U.S.
            Treasury Strips 0.00% due 05/15/10 -
            05/15/20)...............................  $6,795,000
                                                      ==========
DIVERSIFICATION OF NET ASSETS:
Total common stocks
 (cost $177,096,438)....................    97.9%   $197,707,645
Total short-term securities
 (cost $6,795,000)......................     3.4      6,795,000
                                          ------    -----------
Total investment in securities (total
 cost $183,891,438).....................   101.3    204,502,645
Cash, receivables and other assets......     0.5        949,956
Payable for securities purchased........    (1.8)    (3,571,703)
Other liabilities.......................    (0.0)        (9,062)
                                          ------    -----------
Net assets..............................   100.0%   $201,871,836
                                          ======    ============
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 1,000,000,000 shares authorized; 141,007,287
 shares outstanding...............................  $   141,007
Capital surplus...................................  177,927,749
Accumulated undistributed net investment income...       16,158
Accumulated undistributed net realized gain on
 investments......................................    3,116,766
Unrealized appreciation of investments............   20,611,207
Unrealized appreciation of futures contracts ++...       58,949
                                                    -----------
Net assets........................................ $201,871,836
                                                   ============
Class IA
Net asset value per share ($201,857,494
  DIVIDED BY 140,997,256 shares outstanding)
 (800,000,000 shares authorized)..................        $1.43
                                                           ====
Class IB
Net asset value per share ($14,342  DIVIDED BY
 10,031 shares outstanding) (200,000,000 shares
 authorized)......................................        $1.43
                                                           ====

  *  Non-income producing during period.
 ++ The Fund had 5 March 2000 Standard & Poor's 500 Futures contracts open as of December 31, 1999. These contracts had a value of $1,855,250 as of December 31, 1999 and were collateralized by $93,750 of cash.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

   PRINCIPAL                                                 MARKET
    AMOUNT                                                    VALUE
---------------                                            -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
                 FINANCIAL SERVICES -- 0.2%
$       150,000  DLJ Commercial Mortgage Corp.,
                  Series 1998-CF1, Class B2
                   7.33% due 01/15/10....................  $   129,021
                                                           ===========
CORPORATE NOTES -- 89.5%
                 AEROSPACE & DEFENSE -- 0.8%
     ^^$550,000  Condor Systems, Inc.
                   11.875% due 05/01/09..................  $   413,187
                                                           -----------
                 COMMUNICATIONS EQUIPMENT -- 1.7%
      ^^608,000  Global Crossing Ltd.
                   9.50% due 11/15/09....................      598,880
        200,000  Global Crossing Ltd.
                   9.625% due 05/15/08...................      200,000
        100,000  Jones Intercable, Inc.
                   10.50% due 03/01/08...................      105,578
                                                           -----------
                                                               904,458
                                                           -----------
                 COMPUTERS & OFFICE EQUIPMENT -- 0.9%
        423,000  UNISYS Corp.
                   12.00% due 04/15/03...................      451,552
                                                           -----------
                 CONSUMER DURABLES -- 1.4%
        125,000  Simmons Co.
                   10.25% due 03/15/09...................      118,281
      ^^600,000  Tenneco Automotive, Inc.
                   11.625% due 10/15/09..................      612,000
                                                           -----------
                                                               730,281
                                                           -----------
                 CONSUMER SERVICES -- 1.3%
        300,000  Premier Parks, Inc.
                   9.75% due 06/15/07....................      298,500
        200,000  Regal Cinemas, Inc.
                   9.50% due 06/01/08....................      151,000
        250,000  Six Flags Entertainment Corp.
                   8.875% due 04/01/06...................      244,062
                                                           -----------
                                                               693,562
                                                           -----------
                 ELECTRONICS -- 0.2%
        100,000  Advanced Micro Devices, Inc.
                   11.00% due 08/01/03...................       99,750
                                                           -----------
                 ENERGY & SERVICES -- 9.9%
        200,000  Belco Oil & Gas Corp.
                   8.875% due 09/15/07...................      191,000
        175,000  Clark Refining & Marketing, Inc.
                   8.375% due 11/15/07...................      108,500
        250,000  Clark Refining & Marketing, Inc.
                   8.625% due 08/15/08...................      155,000
        300,000  CMS Energy Corp.
                   6.75% due 01/15/04....................      278,121
        200,000  CODA Energy, Inc.
                   10.50% due 04/01/06...................      205,000
        125,000  Cogentrix Energy, Inc.
                   8.75% due 10/15/08....................      119,218
         75,000  Cross Timbers Oil Co.
                   8.75% due 11/01/09....................       71,625
         50,000  Gulf Canada Resources Ltd.
                   8.375% due 11/15/05...................       48,500
        100,000  Gulf Canada Resources Ltd.
                   9.625% due 07/01/05...................      102,500
        400,000  Newpark Resources, Inc.
                   8.625% due 12/15/07...................      372,000
   PRINCIPAL                                                 MARKET
    AMOUNT                                                    VALUE
---------------                                            -----------
CORPORATE NOTES  -- (CONTINUED)
                 ENERGY & SERVICES  -- (CONTINUED)
$       103,000  Nuevo Energy Co.
                   9.50% due 06/01/08....................  $   102,227
        200,000  Ocean Energy, Inc.
                   7.625% due 07/01/05...................      190,000
      ^^550,000  Plains Resources, Inc.
                   10.25% due 03/15/06...................      533,500
        850,000  Pogo Producing Co.
                   10.375% due 02/15/09..................      875,500
        150,000  R&B Falcon Corp.
                   6.50% due 04/15/03....................      137,250
        100,000  R&B Falcon Corp.
                   7.375% due 04/15/18...................       77,500
        550,000  R&B Falcon Corp.
                   11.375% due 03/15/09..................      588,500
        525,000  Seagull Energy Corp.
                   7.50% due 09/15/27....................      431,359
        100,000  Tesoro Petroleum Corp.
                   9.00% due 07/01/08....................       95,500
        400,000  Tuboscope, Inc.
                   7.50% due 02/15/08....................      332,000
        100,000  Vintage Petroleum, Inc.
                   9.00% due 12/15/05....................       99,750
        125,000  Vintage Petroleum, Inc.
                   9.75% due 06/30/09....................      127,812
                                                           -----------
                                                             5,242,362
                                                           -----------
                 FINANCIAL SERVICES -- 0.8%
        400,000  Sumitomo Bank International Finance N.V.
                   8.50% due 06/15/09....................      406,644
                                                           -----------
                 FOOD, BEVERAGE & TOBACCO -- 1.2%
        320,000  Canandaigua Brands, Inc.
                   8.625% due 08/01/06...................      318,800
        200,000  Chiquita Brands International, Inc.
                   10.00% due 06/15/09...................      144,500
        200,000  Chiquita Brands International, Inc.
                   10.25% due 11/01/06...................      145,000
                                                           -----------
                                                               608,300
                                                           -----------
                 FOOD, BEVERAGE & TOBACCO -- 1.5%
        250,000  Golden State Holdings, Inc.
                   6.75% due 08/01/01....................      240,959
        150,000  Golden State Holdings, Inc.
                   7.125% due 08/01/05...................      133,932
        250,000  Keebler Foods Co.
                   10.75% due 07/01/06...................      268,451
        150,000  New World Pasta Co.
                   9.25% due 02/15/09....................      135,000
                                                           -----------
                                                               778,342
                                                           -----------
                 HEALTH CARE -- 9.4%
        400,000  Columbia/HCA Healthcare Corp.
                   7.05% due 12/01/27....................      294,656
        150,000  Columbia/HCA Healthcare Corp.
                   9.00% due 12/15/14....................      144,734
      1,200,000  Genesis Health Ventures, Inc.
                   9.25% due 10/01/06....................      492,000
        700,000  HealthSouth Corp.
                   6.875% due 06/15/05...................      612,364
        460,000  HealthSouth Corp.
                   7.00% due 06/15/08....................      378,443

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

   PRINCIPAL                                                 MARKET
    AMOUNT                                                    VALUE
---------------                                            -----------
CORPORATE NOTES  -- (CONTINUED)
                  HEALTH CARE  -- (CONTINUED)
   ^^$1,200,000  Iasis Healthcare Corp.
                   13.00% due 10/15/09...................  $ 1,236,000
        550,000  Owens & Minor, Inc.
                   10.875% due 06/01/06..................      566,500
        200,000  Quorum Health Group, Inc.
                   8.75% due 11/01/05....................      191,500
        505,000  Tenet Healthcare Corp.
                   8.00% due 01/15/05....................      483,537
        100,000  Tenet Healthcare Corp.
                   8.625% due 12/01/03...................       98,705
        500,000  Universal Health Services, Inc.
                   8.75% due 08/15/05....................      491,790
                                                           -----------
                                                             4,990,229
                                                           -----------
                 HOME BUILDING -- 1.0%
        150,000  Del Webb Corp.
                   9.375% due 05/01/09...................      137,062
        100,000  Del Webb Corp.
                   10.25% due 02/15/10...................       97,250
        100,000  MDC Holdings, Inc.
                   8.375% due 02/01/08...................       92,000
        125,000  Toll Corp.
                   7.75% due 09/15/07....................      114,531
        100,000  Toll Corp.
                   8.75% due 11/15/06....................       98,250
                                                           -----------
                                                               539,093
                                                           -----------
                 HOTELS & GAMING -- 3.0%
         62,000  Harrah's Operating Co., Inc.
                   7.875% due 12/15/05...................       59,907
        325,000  HMH Properties, Inc.
                   8.45% due 12/01/08....................      300,625
         95,000  La Quinta Inns, Inc.
                   7.25% due 03/15/04....................       83,385
        143,000  La Quinta Inns, Inc.
                   7.40% due 09/15/05....................      120,466
        355,000  Mandalau Resort Group
                   7.625% due 07/15/13...................      308,850
        350,000  MGM Grand, Inc.
                   6.875% due 02/06/08...................      310,043
         88,000  Park Place Entertainment Corp.
                   7.875% due 12/15/05...................       84,260
         50,000  Starwood Hotels & Resorts
                  Worldwide, Inc.
                   6.75% due 11/15/05....................       42,879
        372,000  Starwood Hotels & Resorts
                  Worldwide, Inc.
                   7.375% due 11/15/15...................      284,482
                                                           -----------
                                                             1,594,897
                                                           -----------
                 INDUSTRIAL -- 16.1%
        350,000  AK Steel Corp.
                   7.875% due 02/15/09...................      330,750
        100,000  American Standard Co., Inc.
                   7.375% due 02/01/08...................       91,750
        400,000  American Standard Co., Inc.
                   7.375% due 04/15/05...................      378,500
        225,000  ARCO Chemical Co.
                   9.80% due 02/01/20....................      225,067
        300,000  Bethlehem Steel Corp.
                   7.625% due 08/01/04...................      278,040
        375,000  Browning-Ferris Industries, Inc.
                   7.40% due 09/15/35....................      265,271
   PRINCIPAL                                                 MARKET
    AMOUNT                                                    VALUE
---------------                                            -----------
                  INDUSTRIAL  -- (CONTINUED)
 $       200,000  Call-Net Enterprises, Inc.
                   8.00% due 08/15/08....................  $   154,500
        500,000  CSC Holdings, Inc.
                   8.125% due 07/15/09...................      499,375
         25,000  CSC Holdings, Inc.
                   9.25% due 11/01/05....................       25,625
        125,000  Equistar Chemicals LP
                   8.75% due 02/15/09....................      123,178
        200,000  Federal-Mogul Corp.
                   7.375% due 01/15/06...................      183,251
        200,000  Federal-Mogul Corp.
                   7.50% due 01/15/09....................      178,152
        275,000  Fisher Scientific International, Inc.
                   9.00% due 02/01/08....................      263,656
        138,000  Fisher Scientific International, Inc.
                   9.00% due 02/01/08....................      132,307
        150,000  General Chemical Industrial
                  Products, Inc.
                   10.625% due 05/01/09..................      148,500
        230,000  Georgia Gulf Corp.
                   7.625% due 11/15/05...................      211,080
       ^^60,000  Georgia Gulf Corp.
                   10.375% due 11/01/07..................       62,625
      ^^500,000  Huntsman Corp.
                   9.50% due 07/01/07....................      473,750
      ^^210,000  Huntsman ICI Chemicals LLC
                   10.125% due 07/01/09..................      217,350
        600,000  Inco Ltd.
                   9.60% due 06/15/22....................      582,227
        125,000  ISP Holdings, Inc.
                   9.00% due 10/15/03....................      121,875
      ^^600,000  LTV Corp.
                   11.75% due 11/15/09...................      624,000
        250,000  Lyondell Chemical Co.
                   9.625% due 05/01/07...................      255,625
        200,000  Pioneer Natural Resources Co.
                   6.50% due 01/15/08....................      169,712
        850,000  Pioneer Natural Resources Co.
                   7.20% due 01/15/28....................      644,232
        600,000  Placer Dome, Inc.
                   7.125% due 06/15/07...................      550,459
        800,000  Polaroid Corp.
                   11.50% due 02/15/06...................      792,000
        375,000  Sequa Corp.
                   9.00% due 08/01/09....................      362,812
        180,000  WHX Corp.
                   10.50% due 04/15/05...................      175,950
                                                           -----------
                                                             8,521,619
                                                           -----------
                 MANUFACTURING -- 0.6%
         75,000  Hayes Lemmerz International, Inc.
                   8.25% due 12/15/08....................       69,000
        250,000  Kaufman and Broad Home Corp.
                   9.625% due 11/15/06...................      252,500
                                                           -----------
                                                               321,500
                                                           -----------
                 MEDIA & SERVICES -- 6.4%
        200,000  CF Cable TV, Inc.
                   11.625% due 02/15/05..................      212,741
        300,000  Comcast Corp.
                   10.25% due 10/15/01...................      313,500
        200,000  Echostar Communications Corp.
                   9.375% due 02/01/09...................      201,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

   PRINCIPAL                                                 MARKET
    AMOUNT                                                    VALUE
---------------                                            -----------
CORPORATE NOTES  -- (CONTINUED)
                 MEDIA & SERVICES  -- (CONTINUED)
$       500,000  Fox Kids Worldwide, Inc.
                   9.25% due 11/01/07....................  $   461,250
        500,000  Fox/Liberty Networks LLC
                   8.875% due 08/15/07...................      510,000
        225,000  Hollinger International Publishing,
                   9.25% due 02/01/06....................      222,750
       S300,000  Liberty Media Group
                   7.875% due 07/15/09...................      298,640
        250,000  PRIMEDIA, Inc.
                   10.25% due 06/01/04...................      260,000
        600,000  Teligent, Inc.
                   11.50% due 12/01/07...................      579,000
        100,000  Time Warner Telecom, Inc.
                   9.75% due 07/15/08....................      103,000
        225,000  World Color Press, Inc.
                   7.75% due 02/15/09....................      213,750
                                                           -----------
                                                             3,375,631
                                                           -----------
                 PACKAGING & CONTAINERS -- 2.7%
        175,000  Container Corp. of America
                   11.25% due 05/01/04...................      182,875
        300,000  Domtar, Inc.
                   8.75% due 08/01/06....................      306,000
        200,000  Domtar, Inc.
                   9.50% due 08/01/16....................      214,000
        200,000  Owens-Illinois, Inc.
                   7.80% due 05/15/18....................      171,643
        250,000  Packaging Corp. of America
                   9.625% due 04/01/09...................      255,312
        150,000  Stone Container Corp.
                   10.75% due 10/01/02...................      155,250
        125,000  Stone Container Corp.
                   12.58% due 08/01/16...................      132,968
                                                           -----------
                                                             1,418,048
                                                           -----------
                 REAL ESTATE -- 1.1%
        500,000  Crescent Real Estate Equities Co. (REIT)
                   7.00% due 09/15/02....................      453,700
        100,000  Trizec Finance Ltd.
                   10.875% due 10/15/05..................      102,250
                                                           -----------
                                                               555,950
                                                           -----------
                 RETAIL -- 3.6%
        225,000  Ahold Finance USA, Inc.
                   11.875% due 11/01/08..................      226,125
        600,000  Ames Department Stores, Inc.
                   10.00% due 04/15/06...................      588,000
        325,000  Duane Reade, Inc.
                   9.25% due 02/15/08....................      318,093
         50,000  Kmart Corp.
                   7.75% due 10/01/12....................       44,239
        347,000  Kmart Corp.
                   12.50% due 03/01/05...................      390,798
        300,000  Kmart Corp.
                   7.95% due 02/01/23....................      260,703
        100,000  Nine West Group, Inc.
                   8.375% due 08/15/05...................       98,852
                                                           -----------
                                                             1,926,810
                                                           -----------
                 SHIPBUILDING -- 0.9%
        150,000  Newport News Shipbuilding, Inc.
                   8.625% due 12/01/06...................      148,125
   PRINCIPAL                                                 MARKET
    AMOUNT                                                    VALUE
---------------                                            -----------
                 SHIPBUILDING  -- (CONTINUED)
$       350,000  Newport News Shipbuilding, Inc.
                   9.25% due 12/01/06....................  $   349,125
                                                           -----------
                                                               497,250
                                                           -----------
                 TELECOMMUNICATIONS -- 16.6%
        300,000  Adelphia Communications Corp.
                   8.375% due 02/01/08...................      278,250
        148,000  Adelphia Communications Corp.
                   9.25% due 10/01/02....................      147,260
        250,000  Adelphia Communications Corp.
                   9.375% due 11/15/09...................      245,000
        325,000  Adelphia Business Solutions, Inc.
                   12.00% due 11/01/07...................      346,125
        500,000  Charter Communications Holdings LLC
                   8.625% due 04/01/09...................      461,875
        150,000  Flag Ltd.
                   8.25% due 01/30/08....................      138,000
      1,050,000  Level 3 Communications, Inc.
                   0.00% due 12/01/08....................      635,250
        350,000  Loral Space & Communications Ltd.
                   9.50% due 01/15/06....................      315,000
        100,000  McLeodUSA, Inc.
                   8.125% due 02/15/09...................       93,250
        100,000  McLeodUSA, Inc.
                   9.25% due 07/15/07....................       99,875
        100,000  McLeodUSA, Inc.
                   9.50% due 11/01/08....................      101,250
        250,000  Metromedia Fiber Network, Inc.
                   10.00% due 12/15/09...................      256,250
        450,000  Metromedia Fiber Network, Inc.
                   10.00% due 11/15/08...................      460,125
    ^^1,000,000  Nextel Communications, Inc.
                   9.375% due 11/15/09...................      980,000
        175,000  Nextel Communications, Inc.
                   9.75% due 08/15/04....................      180,250
        400,000  NEXTLINK Communications, Inc.
                   10.75% due 11/15/08...................      412,000
        150,000  NEXTLINK Communications, Inc.
                   12.50% due 04/15/06...................      161,625
        125,000  Price Communications Wireless,
                   9.125% due 12/15/06...................      126,562
    ^^1,055,000  PSINet, Inc.
                   10.50% due 12/01/06...................    1,062,944
        600,000  RCN Corp.
                   10.125% due 01/15/10..................      597,000
        243,000  Rogers Cablesystems, Inc.
                   10.125% due 09/01/12..................      256,365
        150,000  Rogers Cantel, Inc.
                   9.375% due 06/01/08...................      156,000
         50,000  Rogers Cantel, Inc.
                   9.75% due 06/01/16....................       56,000
        950,000  Telewest Communications PLC
                   11.25% due 11/01/08...................    1,030,750
      ^^150,000  Voicestream Wireless Corp.
                   10.375% due 11/15/09..................      154,500
                                                           -----------
                                                             8,751,506
                                                           -----------
                 TEXTILE -- 1.6%
      ^^820,000  Levi Straus & Co.
                   7.00% due 11/01/06....................      615,835
        125,000  WestPoint Stevens, Inc.
                   7.875% due 06/15/08...................      111,875

 HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

   PRINCIPAL                                                 MARKET
    AMOUNT                                                    VALUE
---------------                                            -----------
CORPORATE NOTES  -- (CONTINUED)
                 TEXTILE  -- (CONTINUED)
$       100,000  WestPoint Stevens, Inc.
                   7.875% due 06/15/05...................  $    91,500
                                                           -----------
                                                               819,210
                                                           -----------
                 TRANSPORTATION -- 2.0%
        150,000  AMR Corp.
                   10.00% due 03/07/01...................      154,436
        150,000  Interpool, Inc.
                   7.35% due 08/01/07....................      123,628
        750,000  Teekay Shipping Corp.
                   8.32% due 02/01/08....................      678,750
        100,000  United Air Lines, Inc.
                   9.125% due 01/15/12...................      103,152
                                                           -----------
                                                             1,059,966
                                                           -----------
                 UTILITIES -- 3.2%
        660,000  AES Corp. (The)
                   9.50% due 06/01/09....................      665,775
        100,000  AES Corp. (The)
                   10.25% due 07/15/06...................      101,500
        100,000  Calpine Corp.
                   7.625% due 04/15/06...................       95,250
        400,000  Calpine Corp.
                   7.875% due 04/01/08...................      383,000
        200,000  Calpine Corp.
                   9.25% due 02/01/04....................      201,500
        100,000  Calpine Corp.
                   10.50% due 05/15/06...................      105,500
        125,000  El Paso Electric Co.
                   9.40% due 05/01/11....................      133,607
                                                           -----------
                                                             1,686,132
                                                           -----------
                 WASTE MANAGEMENT -- 1.6%
      ^^610,000  Allied Waste North American, Inc.
                   10.00% due 08/01/09...................      545,950
      ^^400,000  Waste Management, Inc.
                   7.375% due 05/15/29...................      315,041
                                                           -----------
                                                               860,991
                                                           -----------
                 Total corporate notes...................  $47,247,270
                                                           ===========
FOREIGN/YANKEE BONDS & NOTES -- 4.4%
                 FOREIGN CORPORATIONS -- 2.8%
        600,000  British Sky Broadcasting Group PLC
                   8.20% due 07/15/09....................  $   576,699
      ^^285,000  Kappa Behear BV
                   10.625% due 07/15/09..................      301,366
        600,000  Petroleos Mexicanos
                   9.50% due 09/15/27....................      600,000
                                                           -----------
                                                             1,478,065
                                                           -----------
                 FOREIGN GOVERNMENTS -- 1.6%
        250,000  Republic of Colombia
                   8.375% due 02/15/27...................      191,250
        750,000  Republic of Ecuador
                   6.00% due 02/28/25....................      284,512
        250,000  Republic of Panama
                   8.875% due 09/30/27...................      210,000

FOREIGN/YANKEE BONDS & NOTES  -- (CONTINUED)
                  FOREIGN GOVERNMENTS  -- (CONTINUED)
 $       190,475  Republic of Venezuela
                   6.75% due 12/18/07....................  $   148,818
                                                           -----------
                                                               834,580
                                                           -----------
                 Total foreign/yankee bonds & notes......  $ 2,312,645
                                                           ===========

    SHARES
---------------
PREFERRED STOCKS -- 0.5%
                 UTILITIES -- 0.5%
         12,000  Coastal Finance Corp. (TOPeR)...........  $   271,500
                                                           ===========

   PRINCIPAL
    AMOUNT
---------------
SHORT-TERM SECURITIES -- 4.1%
                 REPURCHASE AGREEMENT -- 4.1%
$     2,181,000  Interest in $208,259,000 joint
                 repurchase agreement dated 12/31/99 with
                 State Street Bank 2.80% due 01/03/00;
                 maturity amount $2,181,509
                 (Collateralized by $211,642,000 U.S.
                 Treasury Notes 5.50% - 6.875% due
                 05/15/01 - 05/15/06)....................  $ 2,181,000
                                                           ===========

DIVERSIFICATION OF NET ASSETS:
Total collateralized mortgage
 obligations (cost $140,698)............      0.2%         $   129,021
Total corporate notes
 (cost $48,453,926).....................     89.5           47,247,270
Total foreign/yankee bonds & notes
 (cost $2,419,202)......................      4.4            2,312,645
Total preferred stocks
 (cost $294,500)........................      0.5              271,500
Total short-term securities
 (cost $2,181,000)......................      4.1            2,181,000
                                            -----          -----------
Total investment in securities (total
 cost $53,489,326)......................     98.7           52,141,436
Cash, receivables and other assets......      2.5            1,300,384
Other liabilities.......................     (1.2)            (608,449)
                                            -----          -----------
Net assets..............................    100.0%         $52,833,371
                                            =====          ===========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 1,000,000,000 shares authorized; 52,577,225
 shares outstanding...............................          $   52,577
Capital surplus...................................          54,292,997
Accumulated undistributed net investment income...              47,698
Accumulated net realized loss on investments......            (211,421)
Unrealized depreciation of investments............          (1,347,890)
Unrealized depreciation of other assets and
 liabilities in foreign currencies................                (590)
                                                            ----------
Net assets........................................         $52,833,371
                                                           ===========
Class IA
Net asset value per share ($52,731,083
  DIVIDED BY 52,475,404 shares outstanding)
 (800,000,000 shares authorized)..................               $1.00
                                                                  ====
Class IB
Net asset value per share ($102,288  DIVIDED BY
 101,821 shares outstanding) (200,000,000 shares
 authorized)......................................               $1.00
                                                                  ====

 ^^ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to $9,045,568 or 17.1% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

                                                         MARKET
  SHARES                                                 VALUE
----------                                            ------------
COMMON STOCKS -- 92.2%
            AUSTRALIA -- 0.9%
    75,327  Rio Tinto PLC (Industrial Materials)....  $  1,612,795
                                                      ------------
            BRAZIL -- 1.6%
    22,100  Telecomunicacoes Brasileiras S.A. ADR
            (Utilities).............................     2,839,850
                                                      ------------
            CHINA -- 1.2%
  *336,000  China Telecom (Hong Kong) Ltd. (Media &
            Services)...............................     2,100,666
                                                      ------------
            DENMARK -- 0.7%
    16,900  Tele Danmark AS (Utilities).............     1,249,687
                                                      ------------
            FINLAND -- 2.7%
    18,520  Oy Nokia (Communications Equipment).....     3,341,270
    37,898  UPM-Kymmene Group (Energy & Services)...     1,519,408
                                                      ------------
                                                         4,860,678
                                                      ------------
            FRANCE -- 7.2%
   *24,081  Aventis S.A. (Health Care)..............     1,380,603
    24,000  AXA (Financial Services)................     3,329,243
    11,300  Carrefour S.A. (Retail).................     2,073,790
     3,000  L'Oreal (Consumer Non-Durables).........     2,394,998
     9,000  Societe Generale S.A. (Financial
            Services)...............................     2,083,783
    12,910  Total Fina S.A., B Shares (Energy &
            Services)...............................     1,714,511
                                                      ------------
                                                        12,976,928
                                                      ------------
            GERMANY -- 6.7%
    45,200  BASF AG (Industrial Materials)..........     2,351,277
    13,647  Deutsche Bank AG (Financial Services)...     1,152,405
    33,900  Deutsche Telekom AG (Utilities).........     2,373,363
    14,600  Mannesmann AG (Media & Services)........     3,517,916
    20,500  Siemens AG (Communications Equipment)...     2,609,490
                                                      ------------
                                                        12,004,451
                                                      ------------
            ITALY -- 1.1%
   188,400  Telecom Italia Mobile S.p.A. (Media &
            Services)...............................     2,094,163
                                                      ------------
            JAPAN -- 9.7%
    19,000  Hoya Corp. (Health Care)................     1,494,308
    12,000  Ito-Yokado Co., Ltd. (Retail)...........     1,301,352
    86,000  Minebea Co., Ltd. (Electronics).........     1,472,892
   116,000  Nikko Securities Co., Ltd. (Financial
            Services)...............................     1,465,370
        54  NTT Mobile Communication Network, Inc.
            (Media & Services)......................     2,073,371
    58,000  Omron Corp. (Communications Equipment)..     1,334,472
     4,300  Softbank Corp. (Software & Services)....     4,108,640
    14,360  Sony Corp. (Media & Services)...........     4,250,968
                                                      ------------
                                                        17,501,373
                                                      ------------
            MEXICO -- 0.9%
    22,400  Grupo Televisa S.A. (Media &
            Services)...............................     1,528,800
                                                      ------------
            NETHERLANDS -- 4.6%
    32,400  ING Groep N.V. (Financial Services).....     1,946,524
    16,022  Koninklijke Philips Electronics N.V.
            (Electronics)...........................     2,167,946
    28,500  Royal Dutch Petroleum Co. (Energy &
            Services)...............................     1,738,215

            NETHERLANDS  -- (CONTINUED)
   *19,400  United Pan-Europe Communications N.V.
            ADR (Media & Services)..................  $  2,473,500
                                                      ------------
                                                         8,326,185
                                                      ------------
            SOUTH KOREA -- 1.3%
    19,600  Samsung Electronics GDR (Electronics)...     2,349,550
                                                      ------------
            SPAIN -- 1.5%
   111,800  Telefonica S.A. (Utilities).............     2,779,019
                                                      ------------
            SWEDEN -- 1.1%
    30,050  Telefonaktiebolaget LM Ericsson,
            Class A (Communications Equipment)......     1,924,065
                                                      ------------
            SWITZERLAND -- 0.8%
       120  Roche Holdings, Inc. (Health Care)......     1,416,851
                                                      ------------
            TAIWAN -- 1.3%
   *50,100  Taiwan Semiconductor Manufacturing Co.,
            Ltd. ADR (Electronics)..................     2,254,500
                                                      ------------

            UNITED KINGDOM -- 6.0%
   270,020  BP Amoco PLC (Energy & Services)........     2,713,416
   *29,800  China.com Corp. (Media & Services)......     2,343,025
   *46,900  COLT Telecom Group PLC (Utilities)......     2,415,059
   101,500  Prudential Corp. PLC (Financial
            Services)...............................     1,987,588
       830  Psion PLC (Computers & Office
            Equipment)..............................        34,619
   409,600  Smith & Nephew PLC (Health Care)........     1,386,319
                                                      ------------
                                                        10,880,026
                                                      ------------
            UNITED STATES OF AMERICA -- 42.9%
   *26,100  3Com Corp. (Communications Equipment)...     1,226,700
   *17,200  America Online, Inc. (Media &
            Services)...............................     1,297,525
    21,600  American Express Co. (Financial
            Services)...............................     3,591,000
    13,212  American International Group, Inc.
            (Financial Services)....................     1,428,547
   *25,800  Amgen, Inc. (Health Care)...............     1,549,612
   *27,400  AMR Corp. (Transportation)..............     1,835,800
   *52,000  AT&T - Liberty Media Group, Class A
            (Media & Services)......................     2,951,000
    *2,400  Broadcom Corp., Class A (Communications
            Equipment)..............................       653,700
   *17,540  Cisco Systems, Inc. (Communications
            Equipment)..............................     1,878,972
    42,185  Citigroup, Inc. (Financial Services)....     2,343,904
    *6,600  CMGI, Inc. (Media & Services)...........     1,827,375
    46,700  Colgate-Palmolive Co. (Consumer Non-
            Durables)...............................     3,035,500
   *15,900  Computer Sciences Corp. (Software &
            Services)...............................     1,504,537
    15,500  Corning, Inc. (Manufacturing)...........     1,998,531
   *19,200  Echostar Communications Corp., Class A       1,872,000
            (Media & Services)......................
    22,100  Exxon Mobil Corp. (Energy & Services)...     1,780,431
    22,200  Gannett Co., Inc. (Media & Services)....     1,810,687
    25,660  General Electric Co. (Electronics)......     3,970,885
    12,500  Goldman Sachs Group, Inc. (Financial
            Services)...............................     1,177,343
    29,100  Home Depot, Inc. (The) (Retail).........     1,995,168
   *28,900  Immunex Corp. (Health Care).............     3,164,550

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999

                                                         MARKET
  SHARES                                                 VALUE
----------                                            ------------
COMMON STOCKS  -- (CONTINUED)
           UNITED STATES OF AMERICA  -- (CONTINUED)
    39,480  Intel Corp. (Electronics)...............  $  3,249,697
    13,640  International Business Machines Corp.
            (Computers & Office Equipment)..........     1,473,120
    27,700  Kimberly-Clark Corp. (Consumer Non-
            Durables)...............................     1,807,425
    23,980  Marsh & McLennan Cos., Inc. (Financial
            Services)...............................     2,294,586
    48,180  McDonald's Corp. (Retail)...............     1,942,256
    41,200  McGraw-Hill Cos., Inc. (The) (Media &
            Services)...............................     2,538,950
   *19,043  MCI WorldCom, Inc. (Utilities)..........     1,010,442
   *41,400  McLeodUSA, Inc., Class A (Utilities)....     2,437,425
   *18,500  Microsoft Corp. (Software & Services)...     2,159,875
    10,200  Morgan Stanley Dean Witter & Co.
            (Financial Services)....................     1,456,050
    *9,700  NTL, Inc. (Utilities)...................     1,210,075
   *22,400  Oracle Corp. (Software & Services)......     2,510,200
    29,700  Phelps Dodge Corp. (Industrial
            Materials)..............................     1,993,612
    33,240  Wal-Mart Stores, Inc. (Retail)..........     2,297,715
    66,400  Walt Disney Co. (The) (Media &
            Services)...............................     1,942,200
    16,700  Warner-Lambert Co. (Health Care)........     1,368,356
    34,900  Weyerhaeuser Co. (Industrial
            Materials)..............................     2,506,285
                                                      ------------
                                                        77,092,036
                                                      ------------
            Total common stocks.....................  $165,791,623
                                                      ============
 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 8.8%
             REPURCHASE AGREEMENT -- 8.8%
$15,777,000  Interest in $1,811,499,000 joint
             repurchase agreement dated 12/31/99 with
             State Street Bank 2.578% due 01/03/00;
             maturity amount $15,780,391
             (Collateralized by $728,431,000 U.S.
             Treasury Notes 4.875% - 8.00% due
             02/15/01 - 05/15/07, $791,479,000 U.S.
             Treasury Bonds 7.625% - 8.875% due
             02/15/07 - 08/15/21, $465,787,000 U.S.
             Treasury Strips 0.00% due 05/15/10 -
             05/15/20)...............................  $15,777,000
                                                       ===========

                                                         MARKET
                                                          VALUE
                                                       -----------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
 $131,160,002)..........................     92.2%    $165,791,623
Total short-term securities (cost
 $15,777,000)...........................      8.8       15,777,000
                                            -----      -----------
Total investment in securities (total
 cost $146,937,002).....................    101.0      181,568,623
Cash, receivables and other assets......      0.8        1,456,704
Payable for securities purchased........     (1.8)      (3,263,843)
Other liabilities.......................     (0.0)         (17,565)
                                            -----      -----------
Net assets..............................    100.0%    $179,743,919
                                            =====      ===========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
 1,000,000,000 shares authorized; 93,964,107
 shares outstanding...............................  $     93,964
Capital surplus...................................   142,828,464
Accumulated undistributed net investment income...        (8,364)
Accumulated undistributed net realized gain on
 investments......................................     2,205,336
Unrealized appreciation of investments............    34,631,621
Unrealized depreciation of forward foreign
 currency contracts (See Note 2)[INF SYM].........       (12,026)
Unrealized appreciation of other assets and
 liabilities in foreign currencies................         4,924
                                                    ------------
Net assets........................................  $179,743,919
                                                    ============
Class IA
Net asset value per share ($179,674,904
  DIVIDED BY 93,928,014 shares outstanding)
 (800,000,000 shares authorized)..................        $1.91
                                                           ====
Class IB
Net asset value per share ($69,015  DIVIDED BY
 36,093 shares outstanding) (200,000,000 shares
 authorized)......................................        $1.91
                                                           ====


DIVERSIFICATION BY INDUSTRY:
Communication Equipment.................    7.2%   $ 12,968,669
Computer & Office Equipment.............    0.8       1,507,739
Consumer Non-Durables...................    4.0       7,237,923
Electronics.............................    8.6      15,465,470
Energy & Services.......................    5.3       9,465,981
Financial Services......................   13.5      24,256,343
Health Care.............................    6.5      11,760,599
Industrial Materials....................    4.7       8,463,969
Manufacturing...........................    1.1       1,998,531
Media & Services........................   19.4      34,622,146
Retail..................................    5.3       9,610,281
Software & Services.....................    5.7      10,283,252
Transportation..........................    1.0       1,835,800
Utilities...............................    9.1      16,314,920
                                          -----    ------------
Total common stocks.....................   92.2%   $165,791,623
                                          =====    ============

  *  Non-income producing during period

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 [INF SYM]FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 1999

                                                                       UNREALIZED
                                   TOTAL       CONTRACT   DELIVERY    APPRECIATION
DESCRIPTION                     MARKET VALUE    AMOUNT      DATE     (DEPRECIATION)
-----------                     ------------  ----------  ---------  --------------
British Pounds (Buy)             $1,922,417   $1,929,335  01/05/00      $ (6,918)
British Pounds (Buy)                 35,007       35,132  01/10/00          (125)
Euro (Buy)                          431,009      437,373  01/31/00        (6,364)
Japanese Yen (Sell)                 430,269      431,133  01/04/00           864
Japanese Yen (Sell)                 119,684      120,201  01/05/00           517
                                                                        --------
                                                                        $(12,026)
                                                                        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                               HARTFORD          HARTFORD
                                                 BOND             STOCK
                                            HLS FUND, INC.    HLS FUND, INC.
                                            --------------    --------------
INVESTMENT INCOME:
  Dividends.............................     $         --     $   92,635,706
  Interest..............................       63,557,436         13,941,806
  Less foreign tax withheld.............               --         (1,812,316)
                                             ------------     --------------
    Total investment income, net........       63,557,436        104,765,196
                                             ------------     --------------
EXPENSES:
  Investment advisory fees..............        2,830,655         20,925,628
  Administrative services fees..........        1,922,419         16,390,499
  Accounting services...................          144,310          1,230,318
  Custodian fees gross..................           29,899             33,163
  Custodian fees expense offset.........           (6,861)           (10,736)
  Board of Directors fees...............            3,013             25,616
  Distribution fees -- Class IB.........           24,742             67,375
  Distribution fees -- Class IB
   waived...............................           (6,949)           (18,934)
  Other expenses........................           95,981            663,971
                                             ------------     --------------
    Total expenses, net.................        5,037,209         39,306,900
  Less advisory fees waived by HL
   Advisors.............................               --                 --
                                             ------------     --------------
    Net expenses........................        5,037,209         39,306,900
                                             ------------     --------------
  Net investment income.................       58,520,227         65,458,296
                                             ------------     --------------
NET REALIZED AND UNREALIZED (LOSS) GAIN
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................      (18,936,903)     1,025,416,706
  Net realized gain on futures
   contracts............................               --                 --
  Net realized gain on forward foreign
   currency contracts...................               --                 --
  Net realized gain (loss) on foreign
   currency transactions................               20                (78)
  Net unrealized (depreciation)
   appreciation of investments..........      (58,317,728)       408,912,415
  Net unrealized (depreciation)
   appreciation of futures contracts....         (231,406)                --
  Net unrealized (depreciation)
   appreciation of forward foreign
   currency contracts...................               --                 --
  Net unrealized (depreciation) on
   translation of other assets and
   liabilities in foreign currencies....               --                 --
                                             ------------     --------------
  Net realized and unrealized (loss)
   gain on investments..................      (77,486,017)     1,434,329,043
                                             ------------     --------------
  Net (decrease) increase in net assets
   resulting from operations............     $(18,965,790)    $1,499,787,339
                                             ============     ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                              HARTFORD         HARTFORD
                                            HARTFORD         HARTFORD         CAPITAL          MORTGAGE         HARTFORD
                                          MONEY MARKET       ADVISERS       APPRECIATION      SECURITIES         INDEX
                                         HLS FUND, INC.   HLS FUND, INC.   HLS FUND, INC.   HLS FUND, INC.   HLS FUND, INC.
                                         --------------   --------------   --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends.............................   $        --    $  91,076,306    $  58,902,973     $         --     $ 27,683,926
  Interest..............................    56,896,327      316,160,946       14,858,105       22,884,030        2,431,199
  Less foreign tax withheld.............            --       (1,649,333)      (1,307,721)              --         (270,369)
                                           -----------    --------------   --------------    ------------     ------------
    Total investment income, net........    56,896,327      405,587,919       72,453,357       22,884,030       29,844,756
                                           -----------    --------------   --------------    ------------     ------------
EXPENSES:
  Investment advisory fees..............     2,688,668       56,203,516       28,279,376          884,063        4,356,861
  Administrative services fees..........     2,150,934       26,036,945       12,896,177          707,251        4,356,861
  Accounting services...................       161,445        1,954,460          968,048           53,094          327,031
  Custodian fees gross..................        11,202           83,489          179,265           35,585           28,854
  Custodian fees expense offset.........        (5,700)         (28,124)         (23,222)          (5,420)          (7,731)
  Board of Directors fees...............         3,391           40,853           19,966            1,112            6,779
  Distribution fees -- Class IB.........        14,142          205,561           30,446                4                4
  Distribution fees -- Class IB
   waived...............................        (3,970)         (57,751)          (8,557)              (1)              (1)
  Other expenses........................        78,586        1,027,433          521,305           34,400          196,753
                                           -----------    --------------   --------------    ------------     ------------
    Total expenses, net.................     5,098,698       85,466,382       42,862,804        1,710,088        9,265,411
  Less advisory fees waived by HL
   Advisors.............................            --               --               --               --               --
                                           -----------    --------------   --------------    ------------     ------------
    Net expenses........................     5,098,698       85,466,382       42,862,804        1,710,088        9,265,411
                                           -----------    --------------   --------------    ------------     ------------
  Net investment income.................    51,797,629      320,121,537       29,590,553       21,173,942       20,579,345
                                           -----------    --------------   --------------    ------------     ------------
NET REALIZED AND UNREALIZED (LOSS) GAIN
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................        22,249    1,204,132,617    1,276,210,082       (6,343,967)      21,210,475
  Net realized gain on futures
   contracts............................            --               --               --               --        5,155,672
  Net realized gain on forward foreign
   currency contracts...................            --               --          178,648               --               --
  Net realized gain (loss) on foreign
   currency transactions................            --              (75)        (716,699)              --               (9)
  Net unrealized (depreciation)
   appreciation of investments..........            --     (201,833,722)     844,010,205       (9,624,058)     369,072,780
  Net unrealized (depreciation)
   appreciation of futures contracts....            --               --               --               --          227,264
  Net unrealized (depreciation)
   appreciation of forward foreign
   currency contracts...................            --               --         (946,728)              --               --
  Net unrealized (depreciation) on
   translation of other assets and
   liabilities in foreign currencies....            --               --          (47,160)              --               --
                                           -----------    --------------   --------------    ------------     ------------
  Net realized and unrealized (loss)
   gain on investments..................        22,249    1,002,298,820    2,118,688,348      (15,968,025)     395,666,182
                                           -----------    --------------   --------------    ------------     ------------
  Net (decrease) increase in net assets
   resulting from operations............   $51,819,878    $1,322,420,357   $2,148,278,901    $  5,205,917     $416,245,527
                                           ===========    ==============   ==============    ============     ============

                                             HARTFORD
                                          INTERNATIONAL
                                          OPPORTUNITIES
                                          HLS FUND, INC.
                                          --------------
INVESTMENT INCOME:
  Dividends.............................   $ 24,852,312
  Interest..............................      3,423,411
  Less foreign tax withheld.............     (2,788,439)
                                           ------------
    Total investment income, net........     25,487,284
                                           ------------
EXPENSES:
  Investment advisory fees..............      6,344,130
  Administrative services fees..........      2,573,708
  Accounting services...................        193,203
  Custodian fees gross..................        786,413
  Custodian fees expense offset.........        (19,705)
  Board of Directors fees...............          4,002
  Distribution fees -- Class IB.........          3,524
  Distribution fees -- Class IB
   waived...............................           (992)
  Other expenses........................        131,091
                                           ------------
    Total expenses, net.................     10,015,374
  Less advisory fees waived by HL
   Advisors.............................             --
                                           ------------
    Net expenses........................     10,015,374
                                           ------------
  Net investment income.................     15,471,910
                                           ------------
NET REALIZED AND UNREALIZED (LOSS) GAIN
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................    202,135,069
  Net realized gain on futures
   contracts............................        386,171
  Net realized gain on forward foreign
   currency contracts...................      2,607,172
  Net realized gain (loss) on foreign
   currency transactions................     (4,682,604)
  Net unrealized (depreciation)
   appreciation of investments..........    248,437,856
  Net unrealized (depreciation)
   appreciation of futures contracts....        103,692
  Net unrealized (depreciation)
   appreciation of forward foreign
   currency contracts...................      1,096,967
  Net unrealized (depreciation) on
   translation of other assets and
   liabilities in foreign currencies....       (305,101)
                                           ------------
  Net realized and unrealized (loss)
   gain on investments..................    449,779,222
                                           ------------
  Net (decrease) increase in net assets
   resulting from operations............   $465,251,132
                                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                               HARTFORD          HARTFORD
                                             DIVIDEND AND     INTERNATIONAL
                                                GROWTH           ADVISERS
                                            HLS FUND, INC.    HLS FUND, INC.
                                            --------------    --------------
INVESTMENT INCOME:
  Dividends.............................     $ 68,096,920      $ 3,565,590
  Interest..............................        4,777,452        7,998,174
  Less foreign tax withheld.............         (556,207)        (440,549)
                                             ------------      -----------
    Total investment income, net........       72,318,165       11,123,215
                                             ------------      -----------
EXPENSES:
  Investment advisory fees..............       14,387,861        1,821,043
  Administrative services fees..........        6,358,994          646,111
  Accounting services...................          477,351           48,500
  Custodian fees gross..................           25,457          177,881
  Custodian fees expense offset.........          (15,825)          (4,143)
  Board of Directors fees...............            9,951            1,004
  Distribution fees -- Class IB.........           32,696                4
  Distribution fees -- Class IB
   waived...............................           (9,173)              (1)
  Other expenses........................          243,636           52,464
                                             ------------      -----------
    Total expenses, net.................       21,510,948        2,742,863
  Less advisory fees waived by HL
   Advisors.............................               --               --
                                             ------------      -----------
    Net expenses........................       21,510,948        2,742,863
                                             ------------      -----------
  Net investment income (loss)..........       50,807,217        8,380,352
                                             ------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................      276,144,260       24,323,269
  Net realized gain on futures
   contracts............................               --        2,413,288
  Net realized (loss) gain on forward
   foreign currency contracts...........         (234,355)       2,175,431
  Net realized loss on option
   contracts............................         (116,384)              --
  Net realized gain (loss) on foreign
   currency transactions................          172,098         (715,483)
  Net unrealized (depreciation)
   appreciation of investments..........     (163,123,794)      32,125,096
  Net unrealized appreciation of futures
   contracts............................               --          924,546
  Net unrealized appreciation
   (depreciation) of forward foreign
   currency contracts...................               --        1,738,196
  Net unrealized appreciation
   (depreciation) on translation of
   other assets and liabilities in
   foreign currencies...................            8,484           24,368
  Net unrealized appreciation of option
   contracts............................          237,504               --
                                             ------------      -----------
  Net realized and unrealized gain
   (loss) on investments................      113,087,813       63,008,711
                                             ------------      -----------
  Net increase in net assets resulting
   from operations......................     $163,895,030      $71,389,063
                                             ============      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                            HARTFORD                        HARTFORD
                                             SMALL           HARTFORD      GROWTH AND     HARTFORD       HARTFORD
                                            COMPANY           MIDCAP         INCOME      HIGH YIELD   GLOBAL LEADERS
                                         HLS FUND, INC.   HLS FUND, INC.    HLS FUND      HLS FUND       HLS FUND
                                         --------------   --------------   -----------   ----------   --------------
INVESTMENT INCOME:
  Dividends.............................  $    623,297     $  1,506,140    $1,002,951    $  25,125     $   573,176
  Interest..............................       801,153          482,231       274,535    3,244,240         241,827
  Less foreign tax withheld.............            --          (21,233)       (1,787)          --         (49,836)
                                          ------------     ------------    -----------   ----------    -----------
    Total investment income, net........     1,424,450        1,967,138     1,275,699    3,269,365         765,167
                                          ------------     ------------    -----------   ----------    -----------
EXPENSES:
  Investment advisory fees..............     2,400,827        1,712,667       504,291      207,216         315,278
  Administrative services fees..........       870,967          610,859       174,191       71,775         108,269
  Accounting services...................        65,372           45,836        13,068        5,385           8,121
  Custodian fees gross..................        16,593           11,541        13,738        9,016          52,049
  Custodian fees expense offset.........        (6,812)          (1,721)         (315)      (2,554)           (298)
  Board of Directors fees...............         1,626              909           256          112             151
  Distribution fees -- Class IB.........         9,728                4            31          265             112
  Distribution fees -- Class IB
   waived...............................        (2,746)              (1)           (9)         (74)            (31)
  Other expenses........................        45,496           40,514        14,290        7,944          12,473
                                          ------------     ------------    -----------   ----------    -----------
    Total expenses, net.................     3,401,051        2,420,608       719,541      299,085         496,124
  Less advisory fees waived by HL
   Advisors.............................            --               --            --      (40,569)        (24,763)
                                          ------------     ------------    -----------   ----------    -----------
    Net expenses........................     3,401,051        2,420,608       719,541      258,516         471,361
                                          ------------     ------------    -----------   ----------    -----------
  Net investment income (loss)..........    (1,976,601)        (453,470)      556,158    3,010,849         293,806
                                          ------------     ------------    -----------   ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................   147,233,203       74,257,442     3,509,075     (209,302)      2,993,654
  Net realized gain on futures
   contracts............................            --               --       933,125           --              --
  Net realized (loss) gain on forward
   foreign currency contracts...........        (7,873)              --            --        1,883         113,343
  Net realized loss on option
   contracts............................            --               --            --           --              --
  Net realized gain (loss) on foreign
   currency transactions................         8,039             (589)           --          (34)       (186,098)
  Net unrealized (depreciation)
   appreciation of investments..........   121,502,223       87,291,822    17,323,513    (1,511,886)    33,761,524
  Net unrealized appreciation of futures
   contracts............................            --               --        45,384           --              --
  Net unrealized appreciation
   (depreciation) of forward foreign
   currency contracts...................            --               --            --           --         (12,026)
  Net unrealized appreciation
   (depreciation) on translation of
   other assets and liabilities in
   foreign currencies...................          (157)              --            --         (590)          4,917
  Net unrealized appreciation of option
   contracts............................            --               --            --           --              --
                                          ------------     ------------    -----------   ----------    -----------
  Net realized and unrealized gain
   (loss) on investments................   268,735,435      161,548,675    21,811,097    (1,719,929)    36,675,314
                                          ------------     ------------    -----------   ----------    -----------
  Net increase in net assets resulting
   from operations......................  $266,758,834     $161,095,205    $22,367,255   $1,290,920    $36,969,120
                                          ============     ============    ===========   ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                HARTFORD          HARTFORD
                                  BOND             STOCK
                             HLS FUND, INC.    HLS FUND, INC.
                             --------------    --------------
OPERATIONS:
  Net investment
   income................     $ 58,520,227     $   65,458,296
  Net realized (loss)
   gain..................      (18,936,883)     1,025,416,628
  Net unrealized
   (depreciation)
   appreciation of
   investments...........      (58,549,134)       408,912,415
                              ------------     --------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (18,965,790)     1,499,787,339
                              ------------     --------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............      (53,765,163)       (64,230,258)
    Class IB.............         (835,869)          (285,493)
  From realized gain on
   investments
    Class IA.............       (6,264,409)      (619,031,959)
    Class IB.............          (48,164)        (6,820,829)
                              ------------     --------------
    Total
     distributions.......      (60,913,605)      (690,368,539)
                              ------------     --------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............      155,218,570      1,405,976,600
    Class IB.............       11,573,774         39,214,926
                              ------------     --------------
        Net increase
       (decrease) from
       capital share
       transactions......      166,792,344      1,445,191,526
                              ------------     --------------
        Net increase
       (decrease) in net
       assets............       86,912,949      2,254,610,326
NET ASSETS:
  Beginning of year......      907,765,419      7,193,213,170
                              ------------     --------------
  End of year............     $994,678,368     $9,447,823,496
                              ============     ==============
  Accumulated
   undistributed net
   investment income.....     $  4,520,247     $    2,443,386
                              ============     ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                                HARTFORD         HARTFORD                          HARTFORD
                             HARTFORD         HARTFORD          CAPITAL          MORTGAGE         HARTFORD      INTERNATIONAL
                           MONEY MARKET       ADVISERS        APPRECIATION      SECURITIES         INDEX        OPPORTUNITIES
                          HLS FUND, INC.   HLS FUND, INC.    HLS FUND, INC.   HLS FUND, INC.   HLS FUND, INC.   HLS FUND, INC.
                          --------------   ---------------   --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment
   income................ $  51,797,629    $  320,121,537    $  29,590,553     $ 21,173,942    $  20,579,345    $   15,471,910
  Net realized (loss)
   gain..................        22,249     1,204,132,542    1,275,672,031       (6,343,967)      26,366,138       200,445,808
  Net unrealized
   (depreciation)
   appreciation of
   investments...........            --      (201,833,722)     843,016,317       (9,624,058)     369,300,044       249,333,414
                          --------------   ---------------   --------------    ------------    --------------   --------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    51,819,878     1,322,420,357    2,148,278,901        5,205,917      416,245,527       465,251,132
                          --------------   ---------------   --------------    ------------    --------------   --------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............   (51,531,940)     (294,114,825)     (24,013,346)     (18,999,447)     (23,997,823)      (15,254,141)
    Class IB.............      (265,689)       (2,712,215)         (47,938)            (553)             (82)          (26,724)
  From realized gain on
   investments
    Class IA.............       (22,169)     (985,224,028)    (373,170,325)              --      (32,133,595)               --
    Class IB.............           (80)      (10,509,514)      (2,166,173)              --               (9)               --
                          --------------   ---------------   --------------    ------------    --------------   --------------
    Total
     distributions.......   (51,819,878)   (1,292,560,582)    (399,397,782)     (19,000,000)     (56,131,509)      (15,280,865)
                          --------------   ---------------   --------------    ------------    --------------   --------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............   384,949,803     2,243,273,127      409,058,426       (3,273,436)     375,205,423       (71,217,452)
    Class IB.............     6,624,881       106,955,218       14,635,220           10,000           10,000         1,929,411
                          --------------   ---------------   --------------    ------------    --------------   --------------
        Net increase
       (decrease) from
       capital share
       transactions......   391,574,684     2,350,228,345      423,693,646       (3,263,436)     375,215,423       (69,288,041)
                          --------------   ---------------   --------------    ------------    --------------   --------------
        Net increase
       (decrease) in net
       assets............   391,574,684     2,380,088,120    2,172,574,765      (17,057,519)     735,329,441       380,682,226
NET ASSETS:
  Beginning of year......   874,665,050    11,840,125,134    5,813,421,612      356,834,333    1,846,117,220     1,197,356,582
                          --------------   ---------------   --------------    ------------    --------------   --------------
  End of year............ $1,266,239,734   $14,220,213,254   $7,985,996,377    $339,776,814    $2,581,446,661   $1,578,038,808
                          ==============   ===============   ==============    ============    ==============   ==============
  Accumulated
   undistributed net
   investment income.....            --    $   30,238,618    $   4,106,096     $  2,173,942    $     279,337    $    6,910,396
                          ==============   ===============   ==============    ============    ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                HARTFORD          HARTFORD
                              DIVIDEND AND     INTERNATIONAL
                                 GROWTH           ADVISERS
                             HLS FUND, INC.    HLS FUND, INC.
                             --------------    --------------
OPERATIONS:
  Net investment income
   (loss)................    $  50,807,217      $  8,380,352
  Net realized gain
   (loss)................      275,965,619        28,196,505
  Net unrealized
   (depreciation)
   appreciation of
   investments...........     (162,877,806)       34,812,206
                             --------------     ------------
  Net increase in net
   assets resulting from
   operations............      163,895,030        71,389,063
                             --------------     ------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............      (51,584,635)       (6,999,809)
    Class IB.............         (240,626)             (191)
  From realized gain on
   investments
    Class IA.............     (120,723,195)               --
    Class IB.............         (820,318)               --
                             --------------     ------------
    Total
     distributions.......     (173,368,774)       (7,000,000)
                             --------------     ------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............      185,464,195        45,906,614
    Class IB.............        7,935,212            10,000
                             --------------     ------------
        Net increase from
       capital share
       transactions......      193,399,407        45,916,614
                             --------------     ------------
        Net increase in
       net assets........      183,925,663       110,305,677
NET ASSETS:
  Beginning of year......    3,039,893,797       285,852,529
                             --------------     ------------
  End of year............    $3,223,819,460     $396,158,206
                             ==============     ============
  Accumulated
   undistributed net
   investment income.....    $     999,932      $  3,452,773
                             ==============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                             HARTFORD                          HARTFORD
                              SMALL           HARTFORD        GROWTH AND        HARTFORD         HARTFORD
                             COMPANY           MIDCAP           INCOME         HIGH YIELD     GLOBAL LEADERS
                          HLS FUND, INC.   HLS FUND, INC.   HLS FUND, INC.   HLS FUND, INC.   HLS FUND, INC.
                          --------------   --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $ (1,976,601)    $   (453,470)    $    556,158     $ 3,010,849      $    293,806
  Net realized gain
   (loss)................   147,233,369       74,256,853        4,442,200        (207,453)        2,920,899
  Net unrealized
   (depreciation)
   appreciation of
   investments...........   121,502,066       87,291,822       17,368,897      (1,512,476)       33,754,415
                           ------------     ------------     ------------     -----------      ------------
  Net increase in net
   assets resulting from
   operations............   266,758,834      161,095,205       22,367,255       1,290,920        36,969,120
                           ------------     ------------     ------------     -----------      ------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............            --               --         (540,261)     (2,960,585)         (230,000)
    Class IB.............            --               --              (17)         (5,858)               --
  From realized gain on
   investments
    Class IA.............      (986,389)     (27,865,705)      (1,243,909)         (6,008)         (835,856)
    Class IB.............       (13,611)            (445)             (91)            (28)             (435)
                           ------------     ------------     ------------     -----------      ------------
    Total
     distributions.......    (1,000,000)     (27,866,150)      (1,784,278)     (2,972,479)       (1,066,291)
                           ------------     ------------     ------------     -----------      ------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............   143,679,160      395,957,351      155,965,699      39,928,946       138,030,655
    Class IB.............     6,634,327           33,758               35           1,851            10,990
                           ------------     ------------     ------------     -----------      ------------
        Net increase from
       capital share
       transactions......   150,313,487      395,991,109      155,965,734      39,930,797       138,041,645
                           ------------     ------------     ------------     -----------      ------------
        Net increase in
       net assets........   416,072,321      529,220,164      176,548,711      38,249,238       173,944,474
NET ASSETS:
  Beginning of year......   351,429,912      143,493,643       25,323,125      14,584,133         5,799,445
                           ------------     ------------     ------------     -----------      ------------
  End of year............  $767,502,233     $672,713,807     $201,871,836     $52,833,371      $179,743,919
                           ============     ============     ============     ===========      ============
  Accumulated
   undistributed net
   investment income.....  $         --     $         --     $     16,158     $    47,698      $     (8,364)
                           ============     ============     ============     ===========      ============

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1998

                              HARTFORD        HARTFORD
                                BOND           STOCK
                           HLS FUND, INC.  HLS FUND, INC.
                           --------------  --------------
OPERATIONS:
  Net investment
   income................   $ 42,251,914   $   55,715,839
  Net realized gain......      6,857,968      606,814,688
  Net unrealized
   appreciation
   (depreciation) of
   investments...........      6,537,524    1,025,014,678
                            ------------   --------------
  Net increase in net
   assets resulting from
   operations............     55,647,406    1,687,545,205
                            ------------   --------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............    (42,744,233)     (54,276,510)
    Class IB.............       (255,767)        (423,490)
  In excess of net
   investment income
    Class IA.............             --               --
    Class IB.............             --               --
  From realized gain on
   investments
    Class IA.............             --     (173,700,001)
    Class IB.............             --               --
  From Capital
    Class IA.............             --               --
    Class IB.............             --               --
                            ------------   --------------
    Total
     distributions.......    (43,000,000)    (228,400,001)
                            ------------   --------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............    336,835,852    1,011,129,116
    Class IB.............      5,412,364        9,617,289
                            ------------   --------------
        Net increase from
       capital share
       transactions......    342,248,216    1,020,746,405
                            ------------   --------------
        Net increase in
       net assets........    354,895,622    2,479,891,609
NET ASSETS:
  Beginning of period....    552,869,797    4,713,321,561
                            ------------   --------------
  End of period..........   $907,765,419   $7,193,213,170
                            ============   ==============
  Accumulated
   undistributed net
   investment income.....   $    601,032   $    2,530,584
                            ============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                                                               HARTFORD        HARTFORD                        HARTFORD
                              HARTFORD        HARTFORD         CAPITAL         MORTGAGE        HARTFORD     INTERNATIONAL
                            MONEY MARKET      ADVISERS       APPRECIATION     SECURITIES        INDEX       OPPORTUNITIES
                           HLS FUND, INC.  HLS FUND, INC.   HLS FUND, INC.  HLS FUND, INC.  HLS FUND, INC.  HLS FUND, INC.
                           --------------  ---------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $ 36,098,085   $  238,749,776   $  30,647,752    $ 20,754,294   $  17,720,807   $   17,575,788
  Net realized gain......         11,475      996,514,487     364,010,892       2,198,060      29,925,343       12,666,849
  Net unrealized
   appreciation
   (depreciation) of
   investments...........             --      952,207,563     357,874,298      (1,261,828)    316,666,304      109,161,058
                            ------------   ---------------  --------------   ------------   --------------  --------------
  Net increase in net
   assets resulting from
   operations............     36,109,560    2,187,471,826     752,532,942      21,690,526     364,312,454      139,403,695
                            ------------   ---------------  --------------   ------------   --------------  --------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............    (36,067,869)    (233,135,052)    (30,859,661)    (20,754,294)    (15,000,000)     (15,638,936)
    Class IB.............        (30,216)      (1,804,946)       (140,339)             --              --          (11,063)
  In excess of net
   investment income
    Class IA.............             --               --              --        (963,871)             --               --
    Class IB.............             --               --              --              --              --               --
  From realized gain on
   investments
    Class IA.............        (11,470)    (297,100,001)   (320,000,000)             --     (29,600,000)     (72,215,058)
    Class IB.............             (5)              --              --              --              --               --
  From Capital
    Class IA.............             --               --              --        (481,835)             --               --
    Class IB.............             --               --              --              --              --               --
                            ------------   ---------------  --------------   ------------   --------------  --------------
    Total
     distributions.......    (36,109,560)    (532,039,999)   (351,000,000)    (22,200,000)    (44,600,000)     (87,865,057)
                            ------------   ---------------  --------------   ------------   --------------  --------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............    260,005,789    1,866,824,047     603,278,396      31,642,127     402,949,764       52,208,761
    Class IB.............      2,179,043       33,957,359       5,618,272              --              --          663,583
                            ------------   ---------------  --------------   ------------   --------------  --------------
        Net increase from
       capital share
       transactions......    262,184,832    1,900,781,406     608,896,668      31,642,127     402,949,764       52,872,344
                            ------------   ---------------  --------------   ------------   --------------  --------------
        Net increase in
       net assets........    262,184,832    3,556,213,233   1,010,429,610      31,132,653     722,662,218      104,410,982
NET ASSETS:
  Beginning of period....    612,480,218    8,283,911,901   4,802,992,002     325,701,680   1,123,455,002    1,092,945,600
                            ------------   ---------------  --------------   ------------   --------------  --------------
  End of period..........   $874,665,050   $11,840,125,134  $5,813,421,612   $356,834,333   $1,846,117,220  $1,197,356,582
                            ============   ===============  ==============   ============   ==============  ==============
  Accumulated
   undistributed net
   investment income.....   $         --   $    8,440,413   $      61,286    $         --   $   3,697,905   $      958,685
                            ============   ===============  ==============   ============   ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1998

                              HARTFORD        HARTFORD
                            DIVIDEND AND    INTERNATIONAL
                               GROWTH         ADVISERS
                           HLS FUND, INC.  HLS FUND, INC.
                           --------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $  46,444,855    $  6,916,112
  Net realized gain
   (loss)................    112,675,011       3,156,134
  Net unrealized
   appreciation of
   investments...........    219,406,183      19,040,441
                           --------------   ------------
  Net increase in net
   assets resulting from
   operations............    378,526,049      29,112,687
                           --------------   ------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............    (47,843,520)     (6,916,112)
    Class IB.............       (256,480)             --
  In excess of net
   investment income
    Class IA.............             --      (1,129,081)
    Class IB.............             --              --
  From realized gain on
   investments
    Class IA.............    (76,700,000)     (5,712,912)
    Class IB.............             --              --
  From Capital
    Class IA.............             --     (15,954,807)
    Class IB.............             --              --
                           --------------   ------------
    Total
     distributions.......   (124,800,000)    (29,712,912)
                           --------------   ------------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............    783,146,614      78,871,230
    Class IB.............      8,367,912              --
                           --------------   ------------
    Net increase from
     capital share
     transactions........    791,514,526      78,871,230
                           --------------   ------------
    Net increase in net
     assets..............  1,045,240,575      78,271,005
NET ASSETS:
  Beginning of period....  1,994,653,222     207,581,524
                           --------------   ------------
  End of period..........  $3,039,893,797   $285,852,529
                           ==============   ============
  Accumulated
   undistributed net
   investment income.....  $   2,405,420    $    763,703
                           ==============   ============

  *  From inception, May 29, 1998, to December 31, 1998.
 **  From inception, September 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

                              HARTFORD                      HARTFORD
                               SMALL          HARTFORD     GROWTH AND    HARTFORD       HARTFORD
                              COMPANY          MIDCAP        INCOME     HIGH YIELD   GLOBAL LEADERS
                           HLS FUND, INC.  HLS FUND, INC.   HLS FUND*   HLS FUND**     HLS FUND**
                           --------------  --------------  -----------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (635,225)   $   (120,272)  $   95,278   $  271,464     $    6,394
  Net realized gain
   (loss)................    (23,736,323)      3,573,191      (81,434)       3,896        194,164
  Net unrealized
   appreciation of
   investments...........     58,188,250      17,561,240    3,301,259      163,996        870,104
                            ------------    ------------   -----------  -----------    ----------
  Net increase in net
   assets resulting from
   operations............     33,816,702      21,014,159    3,315,103      439,356      1,070,662
                            ------------    ------------   -----------  -----------    ----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment
   income
    Class IA.............             --          (1,000)     (94,966)    (268,149)        (6,969)
    Class IB.............             --              --          (34)      (1,851)           (31)
  In excess of net
   investment income
    Class IA.............             --              --           --           --             --
    Class IB.............             --              --           --           --             --
  From realized gain on
   investments
    Class IA.............     (3,776,000)             --           --           --       (144,039)
    Class IB.............             --              --           --           --           (961)
  From Capital
    Class IA.............             --              --           --           --             --
    Class IB.............             --              --           --           --             --
                            ------------    ------------   -----------  -----------    ----------
    Total
     distributions.......     (3,776,000)         (1,000)     (95,000)    (270,000)      (152,000)
                            ------------    ------------   -----------  -----------    ----------
CAPITAL SHARE
 TRANSACTIONS:
    Class IA.............    109,974,909      94,891,577   22,093,022   14,314,777      4,850,783
    Class IB.............        644,867              --       10,000      100,000         30,000
                            ------------    ------------   -----------  -----------    ----------
    Net increase from
     capital share
     transactions........    110,619,776      94,891,577   22,103,022   14,414,777      4,880,783
                            ------------    ------------   -----------  -----------    ----------
    Net increase in net
     assets..............    140,660,478     115,904,736   25,323,125   14,584,133      5,799,445
NET ASSETS:
  Beginning of period....    210,769,434      27,588,907           --           --             --
                            ------------    ------------   -----------  -----------    ----------
  End of period..........   $351,429,912    $143,493,643   $25,323,125  $14,584,133    $5,799,445
                            ============    ============   ===========  ===========    ==========
  Accumulated
   undistributed net
   investment income.....   $         --    $         --   $      278   $       --     $      585
                            ============    ============   ===========  ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
 1.  ORGANIZATION:

    Hartford Bond HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., Hartford Small Company HLS
    Fund, Inc., Hartford MidCap HLS Fund, Inc., and Hartford Series Fund, Inc. (comprised of Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund and Hartford Global Leaders HLS Fund) (each a "Fund" or together the "Funds") are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies.

    The Funds serve as the underlying investment vehicles for certain variable annuity and variable life insurance separate accounts and group pension contracts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, The Hartford Life Insurance Companies). The Hartford Life Insurance Companies are affiliates of the Funds. The Funds, which have different investment objectives and policies, are described below.

       Hartford Bond HLS Fund, Inc.                        Seeks maximum current income consistent with
                                                           preservation of capital through investing
                                                           primarily in investment grade debt securities.

       Hartford Stock HLS Fund, Inc.                       Seeks long-term capital growth through investment
                                                           in a diversified portfolio of equity securities.

       Hartford Money Market HLS Fund, Inc.                Seeks a high level of current income consistent
                                                           with liquidity and preservation of capital through
                                                           investment in money-market securities.

       Hartford Advisers HLS Fund, Inc.                    Seeks maximum long-term total rate of return
                                                           (capital growth and current income) through
                                                           investment in a varying mix of stocks, bonds and
                                                           money market instruments.

       Hartford Capital Appreciation HLS Fund, Inc.        Seeks growth of capital through investment in
                                                           equity securities of companies with high growth
                                                           potential, including small, medium and large
                                                           companies.

       Hartford Mortgage Securities HLS Fund, Inc.         Seeks a high level of current income by investing
                                                           primarily in mortgage-related securities,
                                                           including securities issued by the Government
                                                           National Mortgage Association.

       Hartford Index HLS Fund, Inc.                       Seeks to approximate the price and yield
                                                           performance represented by the Standard & Poor's
                                                           500 Composite Stock Price Index through
                                                           investments in common stocks.

       Hartford International Opportunities HLS            Seeks growth of capital through investing
        Fund, Inc.                                         primarily in foreign equity securities issues.

       Hartford Dividend and Growth HLS Fund, Inc.         Seeks a high level of current income consistent
                                                           with growth of capital and moderate investment
                                                           risk. Primary investments are equity securities
                                                           and securities convertible into equity securities
                                                           that typically have above average yield.

       Hartford International Advisers HLS Fund, Inc.      Seeks a long-term total rate of return consistent
                                                           with moderate risk. Investments include a mix of
                                                           debt, equity and money market instruments
                                                           primarily with foreign issuers.

       Hartford Small Company HLS Fund, Inc.               Seeks growth of capital by investing primarily in
                                                           equity securities selected on the basis of
                                                           potential for capital appreciation.

       Hartford MidCap HLS Fund, Inc.                      Seeks long-term capital growth through capital
                                                           appreciation by investing primarily in equity
                                                           securities with market capitalizations within the
                                                           range represented by the Standard & Poor's
                                                           MidCap 400 Index.

       Hartford Growth and Income HLS Fund                 Seeks growth of capital and current income by
                                                           investing primarily in equity securities with
                                                           earnings growth potential and steady or rising
                                                           dividends.

       Hartford High Yield HLS Fund                        Seeks high current income by investing in high
                                                           yield, below investment grade securities. Growth
                                                           of capital is a secondary objective.

------------------------------------------------------------------------------------------------------------
       Hartford Global Leaders HLS Fund                    Seeks growth of capital by investing primarily in
                                                           equity securities issued by U.S. and non-U.S.
                                                           companies.


    Each Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12-b1 plan. Distribution and Service Plans have been adopted in accordance with rule 12b-1 of the Investment Company Act of 1940, as amended.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS-- Security transactions are recorded on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) SECURITY VALUATION-- Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in Hartford Money Market HLS Fund, Inc. are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments purchased with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

        Equity securities are valued at the last sales price reported on principal securities exchanges on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded as of the close of business on the day the securities are being valued. If no sale occurred on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of each business day. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at their fair values under the direction of the Funds' Board of Directors.

    c) FOREIGN CURRENCY TRANSACTIONS-- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) REPURCHASE AGREEMENTS-- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 1999

        agreements are valued at cost plus accrued interest receivable. All repurchase agreements are handled through the Fund's custodian, State Street Bank.

    e) JOINT TRADING ACCOUNT-- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO) or Wellington Management Company, LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

    f) FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS-- The Funds enter into futures contracts to retain their cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury bills. Subsequent payments, called maintenance margin, to and from the broker-dealer, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., "mark-to-market"), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. The variation margin on futures contracts is included in excess of cash, receivables and other assets over liabilities, or excess of liabilities over cash, receivables and other assets, as applicable, in each Funds' Statement of Net Assets.

        At any time prior to the expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

        The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets as excess of cash, receivables and other assets over liabilities or excess of liabilities over cash, receivables and other assets and subsequently "marked-to-market" to reflect the current market value of the option purchased as of the end of the reporting period. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid to buy the call.

        The Funds may write covered options. "Covered" means that so long as the fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option at an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. There is a risk of loss from a change in value of such options which may exceed the related premiums received

        The use of futures contracts involve, to varying degrees, elements of market and counter party risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of the Fund's strategies and potentially result in a loss.

        The Fund's option activity was as follows as of December 31, 1999:

--------------------------------------------------------------------------------
                          HLS DIVIDEND AND GROWTH FUND

                                          OPTIONS CONTRACTS ACTIVITY
                                              DURING THE PERIOD
                                          --------------------------
                                           NUMBER OF      DOLLAR
CALL WRITES                                CONTRACTS      AMOUNTS
-----------                               -----------  -------------
Beginning of Period.....................       7,650    $   684,604
During the Period.......................      43,050      4,176,298
Expired during the period...............     (37,493)    (3,485,967)
Closed during the period................     (12,547)    (1,317,610)
Exercised during the period.............        (660)       (57,325)
                                            --------    -----------
Balance at the end of period............          --    $        --
                                            ========    ===========

    g) FORWARD FOREIGN CURRENCY CONTRACTS-- As of December 31, 1999, Hartford Capital Appreciation HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., and Hartford Global Leaders HLS Fund had entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.
        The forward foreign currency contracts' costs are included in excess of cash, receivables and other assets over liabilities or excess of liabilities over cash, receivables and other assets, as applicable, in the Funds' Statement of Net Assets.

        Forward foreign currency contracts involve elements of markets risk in excess of the amount reflected in the Statement of Net Assets. In addition, risk may arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar.

    h) INDEXED SECURITIES-- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Index securities are shown at market value in the statement of net assets, if applicable. Index securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

     i) FEDERAL INCOME TAXES-- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

     j) FUND SHARE VALUATION AND DISTRIBUTIONS TO SHAREHOLDERS-- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend data in the exercise of due diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

        Dividends are declared by the Funds' Board of Directors based upon the investment performance of the respective Funds. The policy of all funds except the Hartford Money Market HLS Fund, Inc. is to pay dividends from net investment income and distribute realized capital gains, if any, at least once each year.

        Hartford Money Market HLS Fund, Inc. seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are distributed monthly.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 1999

        Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions result in reclassifications to capital accounts (see Note 7).

    k) USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    l) RESTRICTED SECURITIES-- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Money Market HLS Fund, Inc., which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors. At December 31, 1999, the Funds did not hold any restricted securities (excluding 144A issues).

 3.  EXPENSES:

    a) INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS-- HL Investment Advisors, LLC (HL Advisors) an indirect majority-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Funds pursuant to Investment Management Agreements approved by each Funds' Board of Directors and shareholders.

        The schedule below reflects the rates of compensation paid to HL Advisors for services rendered:

                                HARTFORD INDEX HLS FUND, INC.

               AVERAGE DAILY NET ASSETS                            ANNUAL RATE
               ------------------------                            -----------
               All Assets                                              0.200%


                              HARTFORD MONEY MARKET HLS FUND, INC.
                         AND HARTFORD MORTGAGE SECURITIES HLS FUND, INC.

               AVERAGE DAILY NET ASSETS                            ANNUAL RATE
               ------------------------                            -----------
               All Assets                                              0.250%


                                 HARTFORD BOND HLS FUND, INC.
                               AND HARTFORD STOCK HLS FUND, INC.

               AVERAGE DAILY NET ASSETS                            ANNUAL RATE
               ------------------------                            -----------
               On first $250 million                                    .325%
               On next $250 million                                     .300
               On next $500 million                                     .275
               Over $1 billion                                          .250

--------------------------------------------------------------------------------
                       HARTFORD ADVISERS HLS FUND, INC.,
                 HARTFORD CAPITAL APPRECIATION HLS FUND, INC.,
              HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.,
                  HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.,
                HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.,
                     HARTFORD SMALL COMPANY HLS FUND, INC.,
                        HARTFORD MIDCAP HLS FUND, INC.,
                      HARTFORD GROWTH AND INCOME HLS FUND,
                        HARTFORD HIGH YIELD HLS FUND AND
                        HARTFORD GLOBAL LEADERS HLS FUND

AVERAGE DAILY NET ASSETS                            ANNUAL RATE
------------------------                            -----------
On first $250 million                                   .575%
On next $250 million                                    .525
On next $500 million                                    .475
Over $1 billion                                         .425

        HL Advisors has agreed to waive its fees for the Hartford High Yield HLS Fund and Hartford Global Leaders HLS Fund until the net assets of these Funds, excluding assets contributed by companies affiliated with HL Advisors, reaches $20 million. The Hartford Growth and Income HLS Fund reached this level during 1998, and the Hartford High Yield HLS Fund and Hartford Global Leaders Fund reached this level during 1999. Total fees waived during 1999 amounted to $40,569 and $24,763 on Hartford High Yield HLS Fund and Hartford Global Leaders HLS Fund, respectively.

        Pursuant to investment services agreements between HL Advisors and HIMCO, HIMCO provides the day-to-day investment management services to the Hartford Bond HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Index HLS Fund, Inc. and Hartford High Yield HLS Fund. HIMCO is a wholly-owned subsidiary of The Hartford.

        Pursuant to sub-advisory agreements between HL Advisors and Wellington, Wellington provides the day-to-day investment management services to the Hartford Stock HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Growth and Income HLS Fund and Hartford Global Leaders HLS Fund.

        Wellington and HIMCO determine the purchase and sale of portfolio securities and place such orders for execution in the name of the respective Fund. In conjunction with their investment activity, Wellington and HIMCO regularly furnish reports to the Funds' Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

    b) ADMINISTRATIVE SERVICES AGREEMENT-- Under the Administrative Services Agreement between The Hartford Life Insurance Companies (HL) and each of the Funds, HL provides administrative services to the Funds and receives monthly compensation at the annual rate of 0.20% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, shareholder accounting, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

    c) OPERATING EXPENSES-- Allocable expenses of the Funds are charged to each Fund based on the ratio of the net assets of each fund to the combined net assets of the Funds. Nonallocable expenses are charged to each fund based on specific identification.

    d) EXPENSE OFFSET-- The Funds have entered into certain expense offset arrangements with the Custodian Bank. The amount of the Funds' expense reductions is shown on the accompanying Statement of Operations as Custodian expense fees offset.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 1999


    e) DISTRIBUTION PLAN FOR CLASS IB SHARES-- Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

        Although the Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive 0.07% of the fee. This waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

 4.  TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS:

    As of December 31, 1999, the aggregate gross unrealized appreciation and depreciation of all investments, based on cost for federal income tax purposes, was as follows:

                                                            AGGREGATE GROSS  AGGREGATE GROSS  NET UNREALIZED
                                                              UNREALIZED       UNREALIZED     APPRECIATION/
           FUND                               TAX COST       APPRECIATION     DEPRECIATION    (DEPRECIATION)
           ----                            ---------------  ---------------  ---------------  --------------
           Hartford Bond HLS
            Fund, Inc....................  $ 1,026,921,938  $    2,708,019    $ (37,927,895)  $  (35,219,876)
           Hartford Stock HLS
            Fund, Inc....................    6,539,399,192   3,277,776,138     (377,925,497)   2,899,850,641
           Hartford Advisers HLS
            Fund, Inc....................   11,379,251,004   3,338,811,476     (576,357,490)   2,762,453,986
           Hartford Capital Appreciation
            HLS Fund, Inc................    5,643,803,922   2,565,911,788     (415,196,652)   2,150,715,136
           Hartford Mortgage Securities
            HLS Fund, Inc................      459,282,357         480,126       (5,414,693)      (4,934,567)
           Hartford Index HLS
            Fund, Inc....................    1,594,934,751   1,101,696,318     (118,773,193)     982,923,125
           Hartford International
            Opportunities HLS
            Fund, Inc....................    1,184,557,010     414,232,395      (28,808,555)     385,423,840
           Hartford Dividend & Growth HLS
            Fund, Inc....................    2,759,551,402     597,577,246     (169,534,469)     428,042,777
           Hartford International
            Advisers HLS Fund, Inc.......      343,972,528      61,001,084       (8,602,450)      52,398,634
           Hartford Small Company HLS
            Fund, Inc....................      587,856,429     211,932,140      (31,983,345)     179,948,795
           Hartford MidCap HLS
            Fund, Inc....................      555,958,867     126,277,605      (23,251,284)     103,026,321
           Hartford Growth and Income HLS
            Fund.........................      183,961,763      29,400,026       (8,859,144)      20,540,882
           Hartford High Yield HLS
            Fund.........................       53,489,326         386,657       (1,734,547)      (1,347,890)
           Hartford Global Leaders HLS
            Fund.........................      147,386,147      34,906,710         (724,234)      34,182,476

 5.  AFFILIATE HOLDINGS:

   a) As of December 31, 1999, HL Investment Advisers, LLC held direct interests in shares as follows:

                                                       PERCENT OF             PERCENT OF
           FUND                             CLASS A      SHARES     CLASS B     SHARES
           ----                            ----------  ----------  ---------  ----------
           Hartford Mortgage Securities
            HLS Fund, Inc................  $       --   $    --    $  9,030      100.00%
           Hartford Index HLS
            Fund, Inc....................          --        --       2,550      100.00%
           Hartford International
            Advisers HLS Fund, Inc.......          --        --       7,691      100.00%
           Hartford MidCap HLS
            Fund, Inc....................          --        --       5,689       32.22%
           Hartford Growth and Income HLS
            Fund.........................          --        --      10,031      100.00%
           Hartford High Yield HLS
            Fund.........................   9,900,000     18.86%    101,821      100.00%
           Hartford Global Leaders HLS
            Fund.........................   2,970,000      3.16%     30,744       85.18%

   b) As of December 31, 1999, certain HL group pension contracts held direct interests in shares as follows:

                                                                  PERCENT OF
           FUND                                        SHARES    TOTAL SHARES
           ----                                      ----------  ------------
           Hartford Bond HLS Fund Inc..............  26,128,558        2.61%
           Hartford Stock HLS Fund, Inc............  38,669,103        2.93%
           Hartford Money Market HLS Fund, Inc.....  88,529,586        6.99%
           Hartford Advisers HLS Fund, Inc.........  84,361,666        1.76%
           Hartford Capital Appreciation HLS
            Fund, Inc..............................  40,721,539        3.11%
           Hartford Mortgage Securities HLS
            Fund, Inc..............................  13,734,992        4.20%
           Hartford Index HLS Fund, Inc............  39,331,132        6.38%
           Hartford International Opportunities HLS
            Fund, Inc..............................  11,154,029        1.33%
           Hartford Dividend and Growth HLS
            Fund, Inc..............................   9,721,776        0.65%
           Hartford International Advisers HLS
            Fund, Inc..............................   2,593,521        0.91%
           Hartford Small Company HLS
            Fund, Inc..............................   9,038,267        2.58%
           Hartford MidCap HLS Fund, Inc...........     698,615        0.21%
           Hartford Growth and Income HLS Fund.....      57,055        0.04%
           Hartford High Yield Bond HLS Fund.......      55,278        0.11%
           Hartford Global Leaders HLS Fund........      87,143        0.09%

 6.  INVESTMENT TRANSACTIONS:

    For the year ended December 31, 1999, aggregate purchases and sales of investment securities (excludes short-term investments) were as follows:

           FUND                                      PURCHASES AT COST  SALES AT PROCEEDS
           ----                                      -----------------  -----------------
           Hartford Bond HLS Fund, Inc.............   $1,174,484,784     $1,041,331,670
           Hartford Stock HLS Fund, Inc............    3,717,695,199      3,046,251,256
           Hartford Advisers HLS Fund, Inc.........    5,676,157,473      4,855,286,783
           Hartford Capital Appreciation HLS
            Fund, Inc..............................    4,117,323,296      4,619,024,673
           Hartford Mortgage Securities HLS
            Fund, Inc..............................    1,701,968,117      1,623,962,135
           Hartford Index HLS Fund, Inc............      396,411,270         60,229,318
           Hartford International Opportunities HLS
            Fund, Inc..............................    1,623,208,290      1,683,436,929
           Hartford Dividend and Growth HLS
            Fund, Inc..............................    1,777,561,452      1,739,561,352
           Hartford International Advisers HLS
            Fund, Inc..............................      371,479,939        351,808,001
           Hartford Small Company HLS
            Fund, Inc..............................      873,086,693        774,226,433
           Hartford MidCap HLS Fund, Inc...........      708,123,290        369,635,354
           Hartford Growth and Income HLS Fund.....      197,927,356         45,700,391
           Hartford High Yield HLS Fund............       52,886,966         15,694,363
           Hartford Global Leaders HLS Fund........      236,360,641        112,443,862

 7.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with AICPA Statement of Position 93-2, DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value per share of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 1999
    to be more informative to the shareholder. As of December 31, 1999 the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                 ACCUMULATED
                                                 ACCUMULATED    UNDISTRIBUTED
                                                UNDISTRIBUTED   (DISTRIBUTION
                                                (DISTRIBUTION   IN EXCESS OF)
                                                IN EXCESS OF)   NET REALIZED
                                                NET INVESTMENT     GAIN ON       PAID-IN
           FUND                                     INCOME       INVESTMENTS     SURPLUS
           ----                                 --------------  -------------  ------------
           Hartford Bond HLS Fund, Inc........   $         20    $       (20)  $          0
           Hartford Stock HLS Fund, Inc.......     (1,029,743)     1,029,743              0
           Hartford Advisers HLS
            Fund, Inc.........................     (1,496,292)     1,496,292              0
           Hartford Capital Appreciation HLS
            Fund, Inc.........................     (1,484,459)     1,484,459              0
           Hartford Index HLS Fund, Inc.......             (8)           345           (337)
           Hartford International
            Opportunities HLS Fund, Inc.......      5,760,666     (5,760,666)             0
           Hartford Dividend and Growth HLS
            Fund, Inc.........................       (387,444)       387,444              0
           Hartford International Advisers HLS
            Fund, Inc.........................      1,308,718       (895,707)      (413,011)
           Hartford Small Company HLS
            Fund, Inc.........................      1,976,601     (1,976,601)             0
           Hartford MidCap HLS Fund, Inc......        453,470       (453,470)             0
           Hartford High Yield HLS Fund.......          3,292         (3,292)             0
           Hartford Global Leaders HLS Fund...        (72,755)        72,755              0

 8.  CAPITAL LOSS CARRY FORWARD:

    At December 31, 1999, (tax year-end) the following Funds had capital loss carry forwards for U.S. Federal Tax purposes of approximately:

           FUND                                        AMOUNT     YEAR OF EXPIRATION
           ----                                      -----------  ------------------
           Hartford Bond HLS Fund, Inc.............  $12,947,626             2007
           Hartford Mortgage Securities HLS
            Fund, Inc..............................    7,251,161             2002
           Hartford Mortgage Securities HLS
            Fund, Inc..............................    6,080,764             2007
           Hartford High Yield HLS Fund............      145,594             2007

 9.  TAX INFORMATION NOTICE (UNAUDITED):

    For the year ended December 31, 1999, the following Funds distributed long-term capital gains dividends as follows:

           Hartford Bond HLS Fund, Inc.......................  $ 1,374,804
           Hartford Stock HLS Fund, Inc......................  587,221,908
           Hartford Advisers HLS Fund, Inc...................  968,388,762
           Hartford Capital Appreciation HLS Fund, Inc.......  364,336,498
           Hartford Index HLS Fund, Inc......................   27,846,895
           Hartford Dividend and Growth HLS Fund, Inc........  112,543,513
           Hartford MidCap HLS Fund, Inc.....................    2,403,476
           Hartford Growth and Income HLS Fund...............      624,000

    As of December 31, 1999, certain Funds designated a percent of their ordinary dividends paid during the year ended December 31, 1999 (including short-term capital gain distributions) as eligible for the dividends received deduction for corporate shareholders as follows:

                                                                PERCENT OF DIVIDENDS
                                                                PAID ELIGIBLE FOR THE
                                                                 DIVIDENDS RECEIVED
                                                                      DEDUCTION
                                                               -----------------------
           Hartford Stock HLS Fund, Inc......................                81.68%
           Hartford Advisers HLS Fund, Inc...................                24.20%
           Hartford Capital Appreciation HLS Fund, Inc.......                95.64%
           Hartford Index HLS Fund, Inc......................                99.54%
           Hartford Dividend and Growth HLS Fund, Inc........                99.28%
           Hartford Small Company HLS Fund, Inc..............                54.98%
           Hartford MidCap HLS Fund, Inc.....................                 5.45%
           Hartford Growth and Income HLS Fund...............                70.11%
           Hartford Global Leaders HLS Fund..................                14.53%

 10. CAPITAL SHARE TRANSACTIONS:

    The following information is for the year ended December 31, 1999:

                                                     HARTFORD BOND HLS FUND, INC.     HARTFORD STOCK HLS FUND, INC.
                                                     -----------------------------   --------------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                     ------------   --------------   --------------   ---------------
           CLASS IA
           Shares sold.............................   277,049,634   $  292,698,172      235,050,891   $ 1,558,714,874
           Shares issued on reinvestment of
            distributions..........................    60,010,055       60,029,553      110,768,543       683,262,216
           Shares Redeemed.........................  (187,269,736)    (197,509,155)    (125,298,498)     (836,000,490)
                                                     ------------   --------------   --------------   ---------------
           Net Increase............................   149,789,953   $  155,218,570      220,520,936   $ 1,405,976,600
                                                     ============   ==============   ==============   ===============

                                                          HARTFORD MONEY MARKET
                                                              HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES           AMOUNT
                                                     --------------   ---------------
           CLASS IA
           Shares sold.............................   3,906,482,986   $ 3,906,482,986
           Shares issued on reinvestment of
            distributions..........................      51,555,581        51,555,581
           Shares Redeemed.........................  (3,573,088,764)   (3,573,088,764)
                                                     --------------   ---------------
           Net Increase............................     384,949,803   $   384,949,803
                                                     ==============   ===============

                                                                                          HARTFORD CAPITAL APPRECIATION
                                                     HARTFORD ADVISERS HLS FUND, INC.             HLS FUND, INC.
                                                     ---------------------------------   --------------------------------
                                                         SHARES            AMOUNT            SHARES           AMOUNT
                                                     --------------   ----------------   --------------   ---------------
           CLASS IA
           Shares sold.............................    614,913,572     $1,778,189,829       217,404,748   $ 1,126,019,680
           Shares issued on reinvestment of
            distributions..........................    460,621,368      1,279,338,852        87,389,279       397,183,670
           Shares Redeemed.........................   (280,036,788)      (814,255,554)     (218,690,362)   (1,114,144,924)
                                                      ------------     --------------    --------------   ---------------
           Net Increase (Decrease).................    795,498,152     $2,243,273,127        86,103,665   $   409,058,426
                                                      ============     ==============    ==============   ===============

                                                       HARTFORD MORTGAGE SECURITIES
                                                              HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES           AMOUNT
                                                     --------------   ---------------
           CLASS IA
           Shares sold.............................      57,420,210   $    62,723,439
           Shares issued on reinvestment of
            distributions..........................      18,281,971        18,999,447
           Shares Redeemed.........................     (77,858,092)      (84,996,322)
                                                     --------------   ---------------
           Net Increase (Decrease).................      (2,155,911)  $    (3,273,436)
                                                     ==============   ===============

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 1999

                                                                                       HARTFORD INTERNATIONAL OPPORTUNITIES
                                                      HARTFORD INDEX HLS FUND, INC.               HLS FUND, INC.
                                                     -------------------------------   ------------------------------------
                                                        SHARES           AMOUNT             SHARES             AMOUNT
                                                     -------------   ---------------   ----------------   -----------------
           CLASS IA
           Shares sold.............................   168,042,345    $  636,888,276      1,187,527,101     $ 1,833,047,660
           Shares issued on reinvestment of
            distributions..........................    14,933,404        56,131,418          8,503,477          15,254,141
           Shares Redeemed.........................   (83,755,947)     (317,814,271)    (1,239,798,936)     (1,919,519,253)
                                                     ------------    --------------     --------------     ---------------
           Net Increase (Decrease).................    99,219,802    $  375,205,423        (43,768,358)    $   (71,217,452)
                                                     ============    ==============     ==============     ===============

                                                       HARTFORD DIVIDEND AND GROWTH
                                                              HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES           AMOUNT
                                                     --------------   ---------------
           CLASS IA
           Shares sold.............................     180,202,994   $   388,544,304
           Shares issued on reinvestment of
            distributions..........................      83,476,813       172,307,830
           Shares Redeemed.........................    (173,958,180)     (375,387,939)
                                                     --------------   ---------------
           Net Increase (Decrease).................      89,721,627   $   185,464,195
                                                     ==============   ===============

                                                     HARTFORD INTERNATIONAL ADVISERS        HARTFORD SMALL COMPANY
                                                             HLS FUND, INC.                     HLS FUND, INC.
                                                     -------------------------------   --------------------------------
                                                        SHARES           AMOUNT            SHARES           AMOUNT
                                                     -------------   ---------------   --------------   ---------------
           CLASS IA
           Shares sold.............................    76,211,389    $   96,821,259       449,380,629   $   730,073,657
           Shares issued on reinvestment of
            distributions..........................     5,069,911         6,999,809           465,522           986,389
           Shares Redeemed.........................   (45,206,504)      (57,914,454)     (369,178,185)     (587,380,886)
                                                     ------------    --------------    --------------   ---------------
           Net Increase............................    36,074,796    $   45,906,614        80,667,966   $   143,679,160
                                                     ============    ==============    ==============   ===============


                                                      HARTFORD MIDCAP HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES           AMOUNT
                                                     --------------   ---------------
           CLASS IA
           Shares sold.............................     332,613,613   $   574,935,141
           Shares issued on reinvestment of
            distributions..........................      14,798,773        27,768,034
           Shares Redeemed.........................    (119,536,017)     (206,745,824)
                                                     --------------   ---------------
           Net Increase............................     227,876,369   $   395,957,351
                                                     ==============   ===============
                                                      HARTFORD GROWTH AND INCOME
                                                               HLS FUND                HARTFORD HIGH YIELD HLS FUND
                                                     -----------------------------   --------------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                     ------------   --------------   --------------   ---------------
           CLASS IA
           Shares sold.............................   124,785,805   $  162,231,545       44,459,567   $    46,499,472
           Shares issued on reinvestment of
            distributions..........................     1,261,977        1,784,141        2,365,811         2,375,999
           Shares Redeemed.........................    (6,393,685)      (8,049,987)      (8,593,897)       (8,946,525)
                                                     ------------   --------------   --------------   ---------------
           Net Increase............................   119,654,097   $  155,965,699       38,231,481   $    39,928,946
                                                     ============   ==============   ==============   ===============


                                                     HARTFORD GLOBAL LEADERS HLS FUND
                                                     --------------------------------
                                                         SHARES           AMOUNT
                                                     --------------   ---------------
           CLASS IA
           Shares sold.............................      93,678,716   $   143,929,047
           Shares issued on reinvestment of
            distributions..........................         552,543         1,016,174
           Shares Redeemed.........................      (4,785,794)       (6,914,566)
                                                     --------------   ---------------
           Net Increase............................      89,445,465   $   138,030,655
                                                     ==============   ===============


                                                     HARTFORD BOND HLS FUND, INC.     HARTFORD STOCK HLS FUND, INC.
                                                     -----------------------------   --------------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                     ------------   --------------   --------------   ---------------
           CLASS IB
           Shares sold.............................    12,086,492   $   12,742,994        4,730,353   $    33,043,242
           Shares issued on reinvestment of
            distributions..........................       885,821          884,032        1,162,222         7,106,322
           Shares Redeemed.........................    (1,947,721)      (2,053,252)        (114,277)         (934,638)
                                                     ------------   --------------   --------------   ---------------
           Net Increase............................    11,024,592   $   11,573,774        5,778,298   $    39,214,926
                                                     ============   ==============   ==============   ===============

                                                          HARTFORD MONEY MARKET
                                                              HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES           AMOUNT
                                                     --------------   ---------------
           CLASS IB
           Shares sold.............................      13,572,465   $    13,572,465
           Shares issued on reinvestment of
            distributions..........................         265,771           265,771
           Shares Redeemed.........................      (7,213,355)       (7,213,355)
                                                     --------------   ---------------
           Net Increase............................       6,624,881   $     6,624,881
                                                     ==============   ===============

                                                                                          HARTFORD CAPITAL APPRECIATION
                                                     HARTFORD ADVISERS HLS FUND, INC.             HLS FUND, INC.
                                                     ---------------------------------   --------------------------------
                                                         SHARES            AMOUNT            SHARES           AMOUNT
                                                     --------------   ----------------   --------------   ---------------
           CLASS IB
           Shares sold.............................     31,941,537     $   94,086,190         2,434,908   $    12,891,538
           Shares issued on reinvestment of
            distributions..........................      4,764,781         13,221,729           492,766         2,214,111
           Shares Redeemed.........................       (120,576)          (352,701)          (80,356)         (470,429)
                                                      ------------     --------------    --------------   ---------------
           Net Increase............................     36,585,742     $  106,955,218         2,847,318   $    14,635,220
                                                      ============     ==============    ==============   ===============

                                                       HARTFORD MORTGAGE SECURITIES
                                                              HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES           AMOUNT
                                                     --------------   ---------------
           CLASS IB
           Shares sold.............................           9,030   $        10,000
           Shares issued on reinvestment of
            distributions..........................        --               --
           Shares Redeemed.........................        --               --
                                                     --------------   ---------------
           Net Increase............................           9,030   $        10,000
                                                     ==============   ===============

                                                                                       HARTFORD INTERNATIONAL OPPORTUNITIES
                                                      HARTFORD INDEX HLS FUND, INC.               HLS FUND, INC.
                                                     -------------------------------   ------------------------------------
                                                        SHARES           AMOUNT             SHARES             AMOUNT
                                                     -------------   ---------------   ----------------   -----------------
           CLASS IB
           Shares sold.............................         2,550    $       10,000          1,364,850     $     2,144,186
           Shares issued on reinvestment of
            distributions..........................       --               --                   14,727              26,724
           Shares Redeemed.........................       --               --                 (160,935)           (241,499)
                                                     ------------    --------------     --------------     ---------------
           Net Increase............................         2,550    $       10,000          1,218,642     $     1,929,411
                                                     ============    ==============     ==============     ===============

                                                       HARTFORD DIVIDEND AND GROWTH
                                                              HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES           AMOUNT
                                                     --------------   ---------------
           CLASS IB
           Shares sold.............................       3,660,327   $     7,937,438
           Shares issued on reinvestment of
            distributions..........................         515,604         1,060,945
           Shares Redeemed.........................        (491,624)       (1,063,171)
                                                     --------------   ---------------
           Net Increase............................       3,684,307   $     7,935,212
                                                     ==============   ===============

                                                     HARTFORD INTERNATIONAL ADVISERS        HARTFORD SMALL COMPANY
                                                             HLS FUND, INC.                     HLS FUND, INC.
                                                     -------------------------------   --------------------------------
                                                        SHARES           AMOUNT            SHARES           AMOUNT
                                                     -------------   ---------------   --------------   ---------------
           CLASS IB
           Shares sold.............................         7,691    $       10,000         4,416,848   $     7,085,792
           Shares issued on reinvestment of
            distributions..........................       --               --                   6,427            13,611
           Shares Redeemed.........................       --               --                (284,642)         (465,076)
                                                     ------------    --------------    --------------   ---------------
           Net Increase............................         7,691    $       10,000         4,138,633   $     6,634,327
                                                     ============    ==============    ==============   ===============


                                                      HARTFORD MIDCAP HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES           AMOUNT
                                                     --------------   ---------------
           CLASS IB
           Shares sold.............................          17,655   $        33,761
           Shares issued on reinvestment of
            distributions..........................        --               --
           Shares Redeemed.........................              (1)               (3)
                                                     --------------   ---------------
           Net Increase............................          17,654   $        33,758
                                                     ==============   ===============
                                                      HARTFORD GROWTH AND INCOME
                                                               HLS FUND                HARTFORD HIGH YIELD HLS FUND
                                                     -----------------------------   --------------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                     ------------   --------------   --------------   ---------------
           CLASS IB
           Shares sold.............................       --        $     --               --         $     --
           Shares issued on reinvestment of
            distributions..........................            31               35            1,821             1,851
           Shares Redeemed.........................       --              --               --               --
                                                     ------------   --------------   --------------   ---------------
           Net Increase............................            31   $           35            1,821   $         1,851
                                                     ============   ==============   ==============   ===============

                                                         HARTFORD GLOBAL LEADERS
                                                                 HLS FUND
                                                     --------------------------------
                                                         SHARES           AMOUNT
                                                     --------------   ---------------
           CLASS IB
           Shares sold.............................           5,350   $        10,000
           Shares issued on reinvestment of
            distributions..........................             744               992
           Shares Redeemed.........................              (1)               (2)
                                                     --------------   ---------------
           Net Increase............................           6,093   $        10,990
                                                     ==============   ===============

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 1999

    The following information is for the period ended December 31, 1998:

                                                        HARTFORD BOND HLS FUND, INC.       HARTFORD STOCK HLS FUND, INC.
                                                       -------------------------------    -------------------------------
                                                          SHARES            AMOUNT           SHARES            AMOUNT
                                                       -------------    --------------    -------------    --------------
           CLASS IA
           Shares sold.............................     334,981,284     $  366,472,552     226,124,652     $1,307,750,395
           Shares issued on reinvestment of
            distributions..........................      39,579,874         42,744,216      40,523,153        227,976,510
           Shares Redeemed.........................     (66,010,394)       (72,380,916)    (91,923,857)      (524,597,789)
                                                       ------------     --------------    ------------     --------------
           Net Increase............................     308,550,764     $  336,835,852     174,723,948     $1,011,129,116
                                                       ============     ==============    ============     ==============

                                                          HARTFORD MONEY MARKET
                                                              HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES            AMOUNT
                                                     --------------    --------------
           CLASS IA
           Shares sold.............................   2,279,384,552    $2,279,385,544
           Shares issued on reinvestment of
            distributions..........................      36,079,243        36,079,243
           Shares Redeemed.........................  (2,055,458,998)   (2,055,458,998)
                                                     --------------    --------------
           Net Increase............................     260,004,797    $  260,005,789
                                                     ==============    ==============

                                                                                             HARTFORD CAPITAL APPRECIATION
                                                       HARTFORD ADVISERS HLS FUND, INC.             HLS FUND, INC.
                                                       ---------------------------------    -------------------------------
                                                           SHARES            AMOUNT            SHARES            AMOUNT
                                                       --------------    ---------------    -------------    --------------
           CLASS IA
           Shares sold.............................      567,555,489     $1,567,924,884      281,342,857     $1,257,555,081
           Shares issued on reinvestment of
            distributions..........................      192,639,731        530,235,045       77,711,309        350,859,661
           Shares Redeemed.........................      (84,108,984)      (231,335,882)    (227,943,459)    (1,005,136,346)
                                                        ------------     --------------     ------------     --------------
           Net Increase............................      676,086,236     $1,866,824,047      131,110,707     $  603,278,396
                                                        ============     ==============     ============     ==============

                                                       HARTFORD MORTGAGE SECURITIES
                                                              HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES            AMOUNT
                                                     --------------    --------------
           CLASS IA
           Shares sold.............................      57,937,610    $   64,363,026
           Shares issued on reinvestment of
            distributions..........................      20,461,506        22,200,000
           Shares Redeemed.........................     (49,367,564)      (54,920,899)
                                                     --------------    --------------
           Net Increase............................      29,031,552    $   31,642,127
                                                     ==============    ==============

                                                                                              HARTFORD INTERNATIONAL
                                                        HARTFORD INDEX HLS FUND, INC.      OPPORTUNITIES HLS FUND, INC.
                                                       -------------------------------    -------------------------------
                                                          SHARES            AMOUNT           SHARES            AMOUNT
                                                       -------------    --------------    -------------    --------------
           CLASS IA
           Shares sold.............................     216,433,464     $  689,009,410     313,574,429     $  398,422,898
           Shares issued on reinvestment of
            distributions..........................      13,976,294         44,600,001      66,706,915         87,853,994
           Shares Redeemed.........................    (103,754,732)      (330,659,647)   (341,346,342)      (434,068,131)
                                                       ------------     --------------    ------------     --------------
           Net Increase............................     126,655,026     $  402,949,764      38,935,002     $   52,208,761
                                                       ============     ==============    ============     ==============

                                                       HARTFORD DIVIDEND AND GROWTH
                                                              HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES            AMOUNT
                                                     --------------    --------------
           CLASS IA
           Shares sold.............................     372,555,830    $  763,971,073
           Shares issued on reinvestment of
            distributions..........................      60,744,430       124,543,520
           Shares Redeemed.........................     (51,918,413)     (105,367,979)
                                                     --------------    --------------
           Net Increase............................     381,381,847    $  783,146,614
                                                     ==============    ==============
                                                       HARTFORD INTERNATIONAL ADVISERS        HARTFORD SMALL COMPANY
                                                               HLS FUND, INC.                     HLS FUND, INC.
                                                       -------------------------------    -------------------------------
                                                          SHARES            AMOUNT           SHARES            AMOUNT
                                                       -------------    --------------    -------------    --------------
           CLASS IA
           Shares sold.............................      56,027,943     $   63,375,108     221,875,243     $  257,442,860
           Shares issued on reinvestment of
            distributions..........................      27,522,863         29,712,912       2,958,223          3,776,000
           Shares Redeemed.........................     (12,689,383)       (14,216,790)   (134,668,328)      (151,243,951)
                                                       ------------     --------------    ------------     --------------
           Net Increase............................      70,861,423     $   78,871,230      90,165,138     $  109,974,909
                                                       ============     ==============    ============     ==============


                                                      HARTFORD MIDCAP HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES            AMOUNT
                                                     --------------    --------------
           CLASS IA
           Shares sold.............................      79,802,187    $  100,347,290
           Shares issued on reinvestment of
            distributions..........................             747               916
           Shares Redeemed.........................      (4,365,974)       (5,456,629)
                                                     --------------    --------------
           Net Increase............................      75,436,960    $   94,891,577
                                                     ==============    ==============

                                                         HARTFORD GROWTH AND INCOME
                                                                  HLS FUND                 HARTFORD HIGH YIELD HLS FUND
                                                       -------------------------------    -------------------------------
                                                          SHARES            AMOUNT           SHARES            AMOUNT
                                                       -------------    --------------    -------------    --------------
           CLASS IA
           Shares sold.............................      22,409,375     $   23,210,363      15,548,498     $   15,659,286
           Shares issued on reinvestment of
            distributions..........................          68,752             81,537          78,581             79,897
           Shares Redeemed.........................      (1,134,968)        (1,198,878)     (1,383,155)        (1,424,406)
                                                       ------------     --------------    ------------     --------------
           Net Increase............................      21,343,159     $   22,093,022      14,243,924     $   14,314,777
                                                       ============     ==============    ============     ==============


                                                     HARTFORD GLOBAL LEADERS HLS FUND
                                                     --------------------------------
                                                         SHARES            AMOUNT
                                                     --------------    --------------
           CLASS IA
           Shares sold.............................       5,396,366    $    5,971,006
           Shares issued on reinvestment of
            distributions..........................          39,896            51,273
           Shares Redeemed.........................        (953,712)       (1,171,496)
                                                     --------------    --------------
           Net Increase............................       4,482,550    $    4,850,783
                                                     ==============    ==============


                                                        HARTFORD BOND HLS FUND, INC.       HARTFORD STOCK HLS FUND, INC.
                                                       -------------------------------    -------------------------------
                                                          SHARES            AMOUNT           SHARES            AMOUNT
                                                       -------------    --------------    -------------    --------------
           CLASS IB
           Shares sold.............................       5,125,307     $    5,297,213       8,894,358     $    9,242,551
           Shares issued on reinvestment of
            distributions..........................         253,800            255,767         384,582            423,490
           Shares Redeemed.........................        (134,784)          (140,616)        (46,040)           (48,752)
                                                       ------------     --------------    ------------     --------------
           Net Increase............................       5,244,323     $    5,412,364       9,232,900     $    9,617,289
                                                       ============     ==============    ============     ==============

                                                          HARTFORD MONEY MARKET
                                                              HLS FUND, INC.
                                                     --------------------------------
                                                         SHARES            AMOUNT
                                                     --------------    --------------
           CLASS IB
           Shares sold.............................       2,658,059    $    2,658,060
           Shares issued on reinvestment of
            distributions..........................          30,221            30,221
           Shares Redeemed.........................        (509,238)         (509,238)
                                                     --------------    --------------
           Net Increase............................       2,179,042    $    2,179,043
                                                     ==============    ==============

                                                                                             HARTFORD CAPITAL APPRECIATION
                                                       HARTFORD ADVISERS HLS FUND, INC.             HLS FUND, INC.
                                                       ---------------------------------    -------------------------------
                                                           SHARES            AMOUNT            SHARES            AMOUNT
                                                       --------------    ---------------    -------------    --------------
           CLASS IB
           Shares sold.............................       31,357,674     $   32,503,646        5,950,525     $    5,572,551
           Shares issued on reinvestment of
            distributions..........................        1,700,713          1,804,946          141,407            140,339
           Shares Redeemed.........................         (349,123)          (351,233)        (104,818)           (94,618)
                                                        ------------     --------------     ------------     --------------
           Net Increase............................       32,709,264     $   33,957,359        5,987,114     $    5,618,272
                                                        ============     ==============     ============     ==============

                                                     HARTFORD INTERNATIONAL OPPORTUNITIES
                                                                HLS FUND, INC.
                                                     ------------------------------------
                                                          SHARES              AMOUNT
                                                     ----------------    ----------------
           CLASS IB
           Shares sold.............................          680,037      $      661,681
           Shares issued on reinvestment of
            distributions..........................           11,380              11,063
           Shares Redeemed.........................           (9,688)             (9,161)
                                                      --------------      --------------
           Net Increase............................          681,729      $      663,583
                                                      ==============      ==============
                                                        HARTFORD DIVIDEND AND GROWTH          HARTFORD SMALL COMPANY
                                                               HLS FUND, INC.                     HLS FUND, INC.
                                                       -------------------------------    -------------------------------
                                                          SHARES            AMOUNT           SHARES            AMOUNT
                                                       -------------    --------------    -------------    --------------
           CLASS IB
           Shares sold.............................       8,473,373     $    8,276,226         708,407     $      647,615
           Shares issued on reinvestment of
            distributions..........................         255,001            256,481         --                --
           Shares Redeemed.........................        (177,503)          (164,795)         (3,241)            (2,748)
                                                       ------------     --------------    ------------     --------------
           Net Increase............................       8,550,871     $    8,367,912         705,166     $      644,867
                                                       ============     ==============    ============     ==============

                                                        HARTFORD GROWTH AND INCOME
                                                                 HLS FUND
                                                     --------------------------------
                                                         SHARES            AMOUNT
                                                     --------------    --------------
           CLASS IB
           Shares sold.............................          10,000    $       10,000
           Shares issued on reinvestment of
            distributions..........................        --                --
           Shares Redeemed.........................        --                --
                                                     --------------    --------------
           Net Increase............................          10,000    $       10,000
                                                     ==============    ==============

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 1999

                                                                                              HARTFORD GLOBAL LEADERS
                                                        HARTFORD HIGH YIELD HLS FUND                 HLS FUND
                                                       -------------------------------    -------------------------------
                                                          SHARES            AMOUNT           SHARES            AMOUNT
                                                       -------------    --------------    -------------    --------------
           CLASS IB
           Shares sold.............................         100,000     $      100,000          30,000     $       30,000
           Shares issued on reinvestment of
            distributions..........................         --                --               --                --
           Shares Redeemed.........................         --                --               --                --
                                                       ------------     --------------    ------------     --------------
           Net Increase............................         100,000     $      100,000          30,000     $       30,000
                                                       ============     ==============    ============     ==============

11. LINE OF CREDIT:

    The funds participate in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. During the year ended December 31, 1999, the Funds did not have any borrowings under this facility.

12. REVERSE STOCK SPLIT FOR CLASS B:

    On September 17, 1999, a reverse stock split was declared for the Class B shares of certain Funds, using the following reverse split percentages:

                                                               REVERSE SPLIT PERCENTAGE
                                                               ------------------------
           Hartford Bond HLS Fund, Inc.......................             93.065183%
           Hartford Stock HLS Fund, Inc......................              9.265642
           Hartford Advisers HLS Fund, Inc...................             29.667722
           Hartford Capital Appreciation HLS Fund, Inc.......             15.418052
           Hartford International Opportunities HLS
            Fund, Inc........................................             71.625006
           Hartford Small Company HLS Fund, Inc..............             74.613827
           Hartford Dividend and Growth HLS Fund, Inc........             44.378756

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                   SELECTED PER-SHARE DATA (4)
                           ---------------------------------------------------------------------------
                                                  NET REALIZED
                                                      AND
                           NET ASSET               UNREALIZED               DIVIDENDS   DISTRIBUTIONS
                           VALUE AT      NET          GAIN      TOTAL FROM   FROM NET    IN EXCESS OF
                           BEGINNING  INVESTMENT   (LOSS) ON    INVESTMENT  INVESTMENT  NET INVESTMENT
                           OF PERIOD    INCOME    INVESTMENTS   OPERATIONS    INCOME        INCOME
                           ---------  ----------  ------------  ----------  ----------  --------------
HARTFORD BOND HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............   $1.081      $0.062      $(0.084)     $(0.022)     $(0.058)      $   --
  Class 1B...............    1.083(6)    0.061(6)    (0.084)(6)   (0.023)(6)   (0.057)(6)       --(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............    1.050       0.053        0.032        0.085      (0.054)           --
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............    1.075(6)    0.023(6)     0.040(6)     0.063(6)   (0.055)(6)        --(6)
  For the Year Ended
   December 31,
  1997...................    1.000       0.063        0.047        0.110      (0.060)           --
  1996...................    1.028       0.064       (0.029)       0.035      (0.063)           --
  1995...................    0.926       0.064        0.102        0.166      (0.064)           --
  1994...................    1.044       0.060       (0.100)      (0.040)     (0.060)           --

HARTFORD STOCK HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............    6.562       0.050        1.143        1.193      (0.049)           --
  Class 1B...............   11.884(6)    0.021(6)     1.200(6)     1.221(6)   (0.056)(6)        --(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............    5.123       0.051        1.622        1.673      (0.050)           --
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............   10.793(6)    0.043(6)     1.565(6)     1.608(6)   (0.517)(6)         --(6)
  For the Year Ended
   December 31
  1997...................    4.143       0.050        1.196        1.246      (0.049)           --
  1996...................    3.527       0.060        0.763        0.823      (0.059)           --
  1995...................    2.801       0.070        0.840        0.910      (0.070)           --
  1994...................    3.099       0.061       (0.111)      (0.050)     (0.061)           --

HARTFORD MONEY MARKET HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............    1.000       0.070        0.000        0.070      (0.070)           --
  Class 1B...............    1.000       0.068        0.000        0.068      (0.068)           --
  For the Year Ended
   December 31, 1998
  Class 1A...............    1.000       0.051        0.000        0.051      (0.051)           --
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............    1.000       0.037        0.000        0.037      (0.037)           --
  For the Year Ended
   December 31
  1997...................    1.000       0.049        0.000        0.049      (0.049)           --
  1996...................    1.000       0.050        0.000        0.050      (0.050)           --
  1995...................    1.000       0.056        0.000        0.056      (0.056)           --
  1994...................    1.000       0.039        0.000        0.039      (0.039)           --

HARTFORD ADVISERS HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............    2.985       0.068        0.221        0.289      (0.063)           --
  Class 1B...............    3.577(6)    0.061(6)     0.221(6)     0.282(6)   (0.064)(6)        --(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............    2.527       0.061        0.546        0.607      (0.060)           --
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............    3.371(6)    0.034(6)     0.367(6)     0.401(6)   (0.195)(6)        --(6)
  For the Year Ended
   December 31
  1997...................    2.169       0.056        0.455        0.511      (0.055)           --
  1996...................    1.958       0.059        0.255        0.314      (0.059)           --
  1995...................    1.600       0.064        0.377        0.441      (0.064)           --
  1994...................    1.752       0.054       (0.100)      (0.046)     (0.054)           --

HARTFORD CAPITAL
 APPRECIATION HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............    4.759       0.023        1.643        1.666      (0.018)           --
  Class 1B...............    6.437(6)    0.150(6)     1.503(6)     1.653(6)   (0.013)(6)        --(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............    4.410       0.025        0.525        0.550      (0.026)           --
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............    6.486(6)    0.013(6)     0.094(6)     0.107(6)   (0.156)(6)        --(6)
  For the Year Ended
   December 31
  1997...................    3.914       0.020        0.794        0.814      (0.022)           --
  1996...................    3.490       0.022        0.655        0.677      (0.025)           --
  1995...................    2.860       0.030        0.785        0.815      (0.030)           --
  1994...................    3.052       0.011        0.070        0.081      (0.011)           --

(1)  Annualized.
(2)  Not annualized.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.
(5)  Excluding mortgage dollar rolls.
(6) Per share amounts have been restated to reflect a reverse stock split for Class B shares effective September 17, 1999 (see Note 12).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.


                           -----------------------------------------------------------------------------

                             DISTRIBUTIONS                                                     NET ASSET
                           FROM NET REALIZED                                  NET INCREASE     VALUE AT
                               GAINS ON       DISTRIBUTIONS      TOTAL        (DECREASE) IN       END
                              INVESTMENTS     FROM CAPITAL   DISTRIBUTIONS   NET ASSET VALUE   OF PERIOD
                           -----------------  -------------  -------------  -----------------  ---------
HARTFORD BOND HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       $(0.007)         $    --        $(0.065)         $(0.087)       $0.994
  Class 1B...............        (0.008)(6)           --(6)      (0.065)(6)       (0.088)(6)     0.995(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............            --               --         (0.054)           0.031         1.081
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............            --(6)            --(6)      (0.055)(6)        0.008(6)      1.083(6)
  For the Year Ended
   December 31,
  1997...................            --               --         (0.060)           0.050         1.050
  1996...................            --               --         (0.063)          (0.028)        1.000
  1995...................            --               --         (0.064)           0.102         1.028
  1994...................        (0.018)              --         (0.078)          (0.118)        0.926

HARTFORD STOCK HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............        (0.559)              --         (0.608)           0.585         7.147
  Class 1B...............        (5.898)(6)           --(6)      (5.954)(6)       (4.733)(6)     7.151(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............        (0.184)              --         (0.234)           1.439         6.562
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............            --(6)            --(6)      (0.517)(6)        1.091(6)     11.884(6)
  For the Year Ended
   December 31
  1997...................        (0.217)              --         (0.266)           0.980         5.123
  1996...................        (0.148)              --         (0.207)           0.616         4.143
  1995...................        (0.114)              --         (0.184)           0.726         3.527
  1994...................        (0.187)              --         (0.248)          (0.298)        2.801

HARTFORD MONEY MARKET HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............            --               --         (0.070)              --         1.000
  Class 1B...............            --               --         (0.068)              --         1.000
  For the Year Ended
   December 31, 1998
  Class 1A...............            --               --         (0.051)              --         1.000
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............            --               --         (0.037)              --         1.000
  For the Year Ended
   December 31
  1997...................            --               --         (0.049)              --         1.000
  1996...................            --               --         (0.050)              --         1.000
  1995...................            --               --         (0.056)              --         1.000
  1994...................            --               --         (0.039)              --         1.000

HARTFORD ADVISERS HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............        (0.246)              --         (0.309)          (0.020)        2.965
  Class 1B...............        (0.829)(6)           --(6)      (0.893)(6)       (0.611)(6)     2.966(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............        (0.089)              --         (0.149)           0.458         2.985
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............            --(6)            --(6)      (0.195)(6)        0.206(6)      3.577(6)
  For the Year Ended
   December 31
  1997...................        (0.098)              --         (0.153)           0.358         2.527
  1996...................        (0.044)              --         (0.103)           0.211         2.169
  1995...................        (0.019)              --         (0.083)           0.358         1.958
  1994...................        (0.052)              --         (0.106)          (0.152)        1.600

HARTFORD CAPITAL
 APPRECIATION HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............        (0.312)              --         (0.330)           1.336         6.095
  Class 1B...............        (1.979)(6)           --(6)      (1.992)(6)       (0.339)(6)     6.098(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............        (0.175)              --         (0.201)           0.349         4.759
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............            --(6)            --(6)      (0.156)(6)       (0.049)(6)     6.437(6)
  For the Year Ended
   December 31
  1997...................        (0.296)              --         (0.318)           0.496         4.410
  1996...................        (0.228)              --         (0.253)           0.424         3.914
  1995...................        (0.155)              --         (0.185)           0.630         3.490
  1994...................        (0.262)              --         (0.273)          (0.192)        2.860

                                                  RATIOS AND SUPPLEMENTAL DATA
                           --------------------------------------------------------------------------
                                                         RATIO OF    RATIO OF    RATIO OF
                                                         EXPENSES    EXPENSES      NET
                                          NET ASSETS    TO AVERAGE  TO AVERAGE  INVESTMENT
                                          AT END OF     NET ASSETS  NET ASSETS    INCOME    PORTFOLIO
                              TOTAL         PERIOD        AFTER       BEFORE    TO AVERAGE  TURNOVER
                             RETURN     (IN THOUSANDS)   WAIVERS     WAIVERS    NET ASSETS    RATE
                           -----------  --------------  ----------  ----------  ----------  ---------
HARTFORD BOND HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       (2.02)%   $  978,861         0.52%       0.52%       6.09%     110.7%
  Class 1B...............       (2.19)        15,818         0.70        0.77        5.91      110.7
  For the Year Ended
   December 31, 1998
  Class 1A...............        8.15        902,480         0.50          --        5.86      122.3
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............        5.89(2)        5,285        0.69(1)        --       5.54(1)    122.3
  For the Year Ended
   December 31,
  1997...................       11.35        552,870         0.51          --        6.58      112.9(5)
  1996...................        3.54        402,548         0.52          --        6.37      212.0
  1995...................       18.49        342,495         0.53          --        6.51      215.0
  1994...................       (3.95)       247,458         0.55          --        6.23      328.8
HARTFORD STOCK HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       19.78      9,400,385         0.48        0.48        0.80       38.5
  Class 1B...............       19.57         47,439         0.66        0.73        0.62       38.5
  For the Year Ended
   December 31, 1998
  Class 1A...............       33.47      7,183,046         0.46          --        0.95       27.1
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............       14.91(2)       10,167        0.65(1)        --       0.73(1)     27.1
  For the Year Ended
   December 31
  1997...................       31.38      4,713,322         0.45          --        1.11       31.6
  1996...................       24.33      2,994,209         0.46          --        1.59       42.3
  1995...................       34.10      1,876,884         0.48          --        2.23       52.9
  1994...................       (1.89)     1,163,158         0.50          --        2.17       63.8
HARTFORD MONEY MARKET HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............        4.89      1,257,436         0.47        0.47        4.81         --
  Class 1B...............        4.71          8,804         0.65        0.72        4.63         --
  For the Year Ended
   December 31, 1998
  Class 1A...............        5.25        872,486         0.45          --        5.12         --
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............        3.76(2)       2,179         0.64(1)        --       4.81(1)       --
  For the Year Ended
   December 31
  1997...................        5.31        612,480         0.44          --        5.21         --
  1996...................        5.09        542,586         0.44          --        5.04         --
  1995...................        5.74        339,709         0.45          --        5.57         --
  1994...................        3.95        321,465         0.47          --        3.99         --
HARTFORD ADVISERS HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       10.59     14,082,895         0.65        0.66        2.46       38.4
  Class 1B...............       10.39        137,318         0.83        0.91        2.28       38.4
  For the Year Ended
   December 31, 1998
  Class 1A...............       24.66     11,805,411         0.63          --        2.40       36.7
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............       11.96(2)       34,714        0.83(1)        --       2.22(1)     36.7
  For the Year Ended
   December 31
  1997...................       24.51      8,283,912         0.63          --        2.44       36.1
  1996...................       16.62      5,879,529         0.63          --        2.92       53.8
  1995...................       28.34      4,262,769         0.65          --        3.57       63.5
  1994...................       (2.74)     3,034,034         0.65          --        3.34       60.0
HARTFORD CAPITAL
 APPRECIATION HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       37.46      7,963,003         0.66        0.66        0.46       66.4
  Class 1B...............       37.21         22,993         0.84        0.91        0.28       66.4
  For the Year Ended
   December 31, 1998
  Class 1A...............       15.48      5,807,480         0.64          --        0.59       51.2
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............        1.65(2)        5,942        0.82(1)        --       0.30(1)     51.2
  For the Year Ended
   December 31
  1997...................       22.34      4,802,992         0.64          --        0.44       57.6
  1996...................       20.70      3,386,670         0.65          --        0.60       85.4
  1995...................       30.25      2,157,892         0.68          --        0.95       78.6
  1994...................        2.50      1,158,644         0.72          --        0.40       73.3

(1)  Annualized.
(2)  Not annualized.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.
(5)  Excluding mortgage dollar rolls.
(6) Per share amounts have been restated to reflect a reverse stock split for Class B shares effective September 17, 1999 (see Note 12).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   SELECTED PER-SHARE DATA (4)
                           ---------------------------------------------------------------------------
                                                  NET REALIZED
                                                      AND
                           NET ASSET               UNREALIZED               DIVIDENDS   DISTRIBUTIONS
                           VALUE AT      NET          GAIN      TOTAL FROM   FROM NET    IN EXCESS OF
                           BEGINNING  INVESTMENT   (LOSS) ON    INVESTMENT  INVESTMENT  NET INVESTMENT
                           OF PERIOD    INCOME    INVESTMENTS   OPERATIONS    INCOME        INCOME
                           ---------  ----------  ------------  ----------  ----------  --------------
HARTFORD MORTGAGE
 SECURITIES HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............   $1.085      $0.068      $(0.052)     $ 0.016     $(0.062)      $    --
  From inception
   November 9, 1999 ,
   through December 31,
   1999
  Class 1B...............    1.107       0.009       (0.016)      (0.007)     (0.061)           --
  For the Year Ended
   December 31
  1998...................    1.084       0.067        0.006        0.073      (0.067)       (0.003)
  1997...................    1.056       0.071        0.022        0.093      (0.065)           --
  1996...................    1.071       0.069       (0.018)       0.051      (0.066)           --
  1995...................    0.984       0.068        0.087        0.155      (0.068)           --
  1994...................    1.075       0.068       (0.086)      (0.018)     (0.068)           --

HARTFORD INDEX HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............    3.570       0.034        0.685        0.719      (0.040)           --
  From inception
   November 9, 1999 ,
   through December 31,
   1999
  Class 1B...............    3.922       0.004        0.298        0.302      (0.032)           --
  For the Year Ended
   December 31
  1998...................    2.878       0.032        0.759        0.791      (0.027)           --
  1997...................    2.382       0.035        0.692        0.727      (0.035)           --
  1996...................    2.028       0.044        0.393        0.437      (0.044)           --
  1995...................    1.522       0.044        0.507        0.551      (0.044)           --
  1994...................    1.546       0.038       (0.024)       0.014      (0.038)           --

HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............    1.355       0.019        0.520        0.539      (0.018)           --
  Class 1B...............    1.357(6)    0.017(6)     0.519(6)     0.536(6)   (0.017)(6)        --(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............    1.294       0.021        0.147        0.168      (0.019)           --
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............    1.396(6)    0.004(6)    (0.021)(6)   (0.017)(6)   (0.022)(6)       --(6)
  For the Year Ended
   December 31
  1997...................    1.407       0.022       (0.019)       0.003      (0.012)           --
  1996...................    1.306       0.023        0.140        0.163      (0.025)           --
  1995...................    1.176       0.020        0.141        0.161      (0.020)           --
  1994...................    1.215       0.016       (0.039)      (0.023)     (0.016)           --

HARTFORD DIVIDEND AND
 GROWTH HLS FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............    2.160       0.034        0.075        0.109      (0.035)           --
  Class 1B...............    2.267(6)    0.024(6)     0.077(6)     0.101(6)   (0.034)(6)        --(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............    1.952       0.033        0.280        0.313      (0.035)           --
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............    2.253(6)    0.016(6)     0.068(6)     0.084(6)   (0.070)(6)        --(6)
  For the Year Ended
   December 31
  1997...................    1.547       0.035        0.445        0.480      (0.031)           --
  1996...................    1.317       0.034        0.258        0.292      (0.034)           --
  1995...................    0.994       0.033        0.323        0.356      (0.033)           --
  From inception,
   March 8, 1994, through
   December 31, 1994.....    1.000       0.024       (0.005)       0.019      (0.024)           --

HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............    1.155       0.040        0.227        0.267      (0.025)           --
  From inception
   November 9, 1999,
   through December 31,
   1999
  Class 1B...............    1.300       0.004        0.118        0.122      (0.025)           --
  For the Year Ended
   December 31
  1998...................    1.175       0.064        0.082        0.146      (0.039)       (0.006)
  1997...................    1.167       0.056        0.006        0.062      (0.050)           --
  1996...................    1.109       0.040        0.093        0.133      (0.051)           --
  From inception,
   March 1, 1995, through
   December 31, 1995.....    1.000       0.030        0.126        0.156      (0.030)           --

(1)  Annualized.
(2)  Not annualized.
(3) Management fees were waived until assets (excluding assets contributed by companies affiliated with The Hartford Investment Management Company) reached $20 million. The ratio of expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.
(5)  Excluding mortgage dollar rolls.
(6) Per share amounts have been restated to reflect a reverse stock split for Class B shares effective September 17, 1999 (see Note 12).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.


                           -----------------------------------------------------------------------------

                             DISTRIBUTIONS                                                     NET ASSET
                           FROM NET REALIZED                                  NET INCREASE     VALUE AT
                               GAINS ON       DISTRIBUTIONS      TOTAL        (DECREASE) IN       END
                              INVESTMENTS     FROM CAPITAL   DISTRIBUTIONS   NET ASSET VALUE   OF PERIOD
                           -----------------  -------------  -------------  -----------------  ---------
HARTFORD MORTGAGE
 SECURITIES HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       $    --          $    --        $(0.062)         $(0.046)       $1.039
  From inception
   November 9, 1999 ,
   through December 31,
   1999
  Class 1B...............            --               --         (0.061)          (0.068)        1.039
  For the Year Ended
   December 31
  1998...................            --           (0.002)        (0.072)           0.001         1.085
  1997...................            --               --         (0.065)           0.028         1.084
  1996...................            --               --         (0.066)          (0.015)        1.056
  1995...................            --               --         (0.068)           0.087         1.071
  1994...................        (0.005)              --         (0.073)          (0.091)        0.984

HARTFORD INDEX HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............        (0.060)              --         (0.100)           0.619         4.189
  From inception
   November 9, 1999 ,
   through December 31,
   1999
  Class 1B...............        (0.003)              --         (0.035)           0.267         4.189
  For the Year Ended
   December 31
  1998...................        (0.072)              --         (0.099)           0.692         3.570
  1997...................        (0.196)              --         (0.231)           0.496         2.878
  1996...................        (0.039)              --         (0.083)           0.354         2.382
  1995...................        (0.001)              --         (0.045)           0.506         2.028
  1994...................            --               --         (0.038)          (0.024)        1.522

HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............            --               --         (0.018)           0.521         1.876
  Class 1B...............            --(6)            --(6)      (0.017)(6)        0.519(6)      1.876(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............        (0.088)              --         (0.107)           0.061         1.355
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............            --(6)            --(6)      (0.022)(6)       (0.039)(6)     1.357(6)
  For the Year Ended
   December 31
  1997...................        (0.104)              --         (0.116)          (0.113)        1.294
  1996...................        (0.037)              --         (0.062)           0.101         1.407
  1995...................        (0.011)              --         (0.031)           0.130         1.306
  1994...................            --               --         (0.016)          (0.039)        1.176

HARTFORD DIVIDEND AND
 GROWTH HLS FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............        (0.085)              --         (0.120)          (0.011)        2.149
  Class 1B...............        (0.183)(6)           --(6)      (0.217)(6)       (0.116)(6)     2.151(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............        (0.070)              --         (0.105)           0.208         2.160
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............            --(6)            --(6)      (0.070)(6)        0.014(6)      2.267(6)
  For the Year Ended
   December 31
  1997...................        (0.044)              --         (0.075)           0.405         1.952
  1996...................        (0.028)              --         (0.062)           0.230         1.547
  1995...................            --               --         (0.033)           0.323         1.317
  From inception,
   March 8, 1994, through
   December 31, 1994.....        (0.001)              --         (0.025)          (0.006)        0.994

HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............            --               --         (0.025)           0.242         1.397
  From inception
   November 9, 1999,
   through December 31,
   1999
  Class 1B...............            --               --         (0.025)           0.097         1.397
  For the Year Ended
   December 31
  1998...................        (0.032)          (0.089)        (0.166)          (0.020)        1.155
  1997...................        (0.004)              --         (0.054)           0.008         1.175
  1996...................        (0.024)              --         (0.075)           0.058         1.167
  From inception,
   March 1, 1995, through
   December 31, 1995.....        (0.017)              --         (0.047)           0.109         1.109

                                                  RATIOS AND SUPPLEMENTAL DATA
                           --------------------------------------------------------------------------
                                                         RATIO OF    RATIO OF    RATIO OF
                                                         EXPENSES    EXPENSES      NET
                                          NET ASSETS    TO AVERAGE  TO AVERAGE  INVESTMENT
                                          AT END OF     NET ASSETS  NET ASSETS    INCOME    PORTFOLIO
                              TOTAL         PERIOD        AFTER       BEFORE    TO AVERAGE  TURNOVER
                             RETURN     (IN THOUSANDS)   WAIVERS     WAIVERS    NET ASSETS    RATE
                           -----------  --------------  ----------  ----------  ----------  ---------
HARTFORD MORTGAGE
 SECURITIES HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............        1.52%    $  339,767         0.48%       0.48%       5.98%     472.0%
  From inception
   November 9, 1999 ,
   through December 31,
   1999
  Class 1B...............       (0.60)(2)          9         0.66(1)     0.73(1)     5.80(1)    472.0
  For the Year Ended
   December 31
  1998...................        6.72        356,834         0.46          --        6.18       207.8
  1997...................        9.01        325,702         0.45          --        6.60        46.5(5)
  1996...................        4.99        325,495         0.45          --        6.67       201.0
  1995...................       16.17        327,565         0.47          --        6.50       489.4
  1994...................       (1.61)       304,147         0.48          --        6.65       365.7
HARTFORD INDEX HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       20.49      2,581,436         0.43        0.43        0.95         2.8
  From inception
   November 9, 1999 ,
   through December 31,
   1999
  Class 1B...............       7.81(2)           11         0.61(1)     0.68(1)     0.77(1)      2.8
  For the Year Ended
   December 31
  1998...................       28.06      1,846,117         0.40          --        1.21         4.5
  1997...................       32.61      1,123,455         0.39          --        1.52         5.7
  1996...................       22.09        621,065         0.39          --        2.07        19.3
  1995...................       36.55        318,253         0.39          --        2.46         1.5
  1994...................        0.94        157,660         0.45          --        2.50         1.8
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       39.86      1,574,836         0.78        0.78        1.20       133.2
  Class 1B...............       39.61          3,203         0.96        1.03        1.02       133.2
  For the Year Ended
   December 31, 1998
  Class 1A...............       13.16      1,196,694         0.77          --        1.51       157.4
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............       (1.13)(2)          663       0.94(1)        --       0.71(1)    157.4
  For the Year Ended
   December 31
  1997...................        0.34      1,092,946         0.77          --        1.48        72.7
  1996...................       12.91        996,543         0.79          --        1.74        70.0
  1995...................       13.93        686,475         0.86          --        1.60        55.6
  1994...................       (1.94)       563,765         0.85          --        1.42        46.4
HARTFORD DIVIDEND AND
 GROWTH HLS FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............        5.31      3,207,733         0.68        0.68        1.60        55.9
  Class 1B...............        5.12         16,087         0.86        0.93        1.42        55.9
  For the Year Ended
   December 31, 1998
  Class 1A...............       16.42      3,031,293         0.66          --        1.81        48.2
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............        3.67(2)       8,600         0.85(1)       --        1.57(1)     48.2
  For the Year Ended
   December 31
  1997...................       31.89      1,994,653         0.68          --        2.21        34.2
  1996...................       22.91        879,980         0.73          --        2.52        56.9
  1995...................       36.37        265,070         0.77          --        2.91        41.4
  From inception,
   March 8, 1994, through
   December 31, 1994.....        1.60(2)      55,066         0.83(1)     1.64(1)     3.52(1)(3)  27.8
HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       23.16        396,147          0.85       0.85        2.59       141.5
  From inception
   November 9, 1999,
   through December 31,
   1999
  Class 1B...............        9.35(2)          11          1.03(1)    1.10(1)      2.42(1)    141.5
  For the Year Ended
   December 31
  1998...................       13.35        285,853          0.86         --         2.77       161.1
  1997...................        5.52        207,582          0.87         --         3.08       162.5
  1996...................       12.25        104,486          0.96         --         3.24        95.2
  From inception,
   March 1, 1995, through
   December 31, 1995.....       13.24(2)      31,264          0.65(1)    1.23(1)      3.36(1)(3)  47.2

(1)  Annualized.
(2)  Not annualized.
(3) Management fees were waived until assets (excluding assets contributed by companies affiliated with The Hartford Investment Management Company) reached $20 million. The ratio of expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.
(5)  Excluding mortgage dollar rolls.
(6) Per share amounts have been restated to reflect a reverse stock split for Class B shares effective September 17, 1999 (see Note 12).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   SELECTED PER-SHARE DATA (4)
                           ---------------------------------------------------------------------------
                                                  NET REALIZED
                                                      AND
                           NET ASSET               UNREALIZED               DIVIDENDS   DISTRIBUTIONS
                           VALUE AT      NET          GAIN      TOTAL FROM   FROM NET    IN EXCESS OF
                           BEGINNING  INVESTMENT   (LOSS) ON    INVESTMENT  INVESTMENT  NET INVESTMENT
                           OF PERIOD    INCOME    INVESTMENTS   OPERATIONS    INCOME        INCOME
                           ---------  ----------  ------------  ----------  ----------  --------------
HARTFORD SMALL COMPANY
 HLS FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............   $1.321     $(0.005)     $ 0.875      $ 0.870     $    --       $    --
  Class 1B...............    1.323(6)   (0.004)(6)    0.871(6)     0.867(6)       --(6)         --(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............    1.202      (0.002)       0.141        0.139          --            --
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............    1.340(6)   (0.002)(6)   (0.015)(6)   (0.017)(6)      --(6)         --(6)
  For the Year Ended
   December 31
  1997...................    1.069       0.001        0.195        0.196      (0.001)           --
  From inception,
   August 9, 1996 through
   December 31, 1996.....    1.000       0.002        0.069        0.071      (0.002)           --

HARTFORD MIDCAP HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............    1.439          --        0.725        0.725          --            --
  From inception
   November 9, 1999,
   through December 31,
   1999
  Class 1B...............    1.758          --        0.373        0.373          --            --
  For the Year Ended
   December 31
  1998...................    1.137      (0.001)       0.303        0.302          --            --
  From inception,
   July 15, 1997 through
   December 31, 1997.....    1.000       0.001        0.137        0.138      (0.001)           --

HARTFORD GROWTH AND
 INCOME HLS FUND
  For the Year Ended
   December 31, 1999
  Class 1A...............    1.186       0.004        0.255        0.259      (0.004)           --
  Class 1B...............    1.185       0.006        0.250        0.256      (0.002)           --
  From inception,
   May 29, 1998 through
   December 31, 1998
  Class 1A...............    1.000       0.005        0.185        0.190      (0.004)           --
  Class 1B...............    1.000       0.009        0.179        0.188      (0.003)           --

HARTFORD HIGH YIELD HLS
 FUND
  For the Year Ended
   December 31, 1999
  Class 1A...............    1.017       0.060       (0.013)       0.047      (0.059)           --
  Class 1B...............    1.017       0.085       (0.039)       0.046      (0.058)           --
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1A...............    1.000       0.019        0.017        0.036      (0.019)           --
  Class 1B...............    1.000       0.022        0.014        0.036      (0.019)           --

HARTFORD GLOBAL LEADERS
 HLS FUND
  For the Year Ended
   December 31, 1999
  Class 1A...............    1.285       0.003        0.642        0.645      (0.003)           --
  Class 1B...............    1.285       0.007        0.634        0.641          --            --
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1A...............    1.000       0.001        0.318        0.319      (0.002)           --
  Class 1B...............    1.000       0.002        0.316        0.318      (0.001)           --

(1)  Annualized.
(2)  Not annualized.
(3) Management fees were waived until assets (excluding assets contributed by companies affiliated with The Hartford Investment Management Company) reached $20 million. The ratio of expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.
(6) Per share amounts have been restated to reflect a reverse stock split for Class B shares effective September 17, 1999 (see Note 12).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.


                           -----------------------------------------------------------------------------

                             DISTRIBUTIONS                                                     NET ASSET
                           FROM NET REALIZED                                  NET INCREASE     VALUE AT
                               GAINS ON       DISTRIBUTIONS      TOTAL        (DECREASE) IN       END
                              INVESTMENTS     FROM CAPITAL   DISTRIBUTIONS   NET ASSET VALUE   OF PERIOD
                           -----------------  -------------  -------------  -----------------  ---------
HARTFORD SMALL COMPANY
 HLS FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       $(0.003)         $    --        $(0.003)          $0.867        $2.188
  Class 1B...............        (0.003)(6)           --(6)      (0.003)(6)        0.864(6)      2.187(6)
  For the Year Ended
   December 31, 1998
  Class 1A...............        (0.020)              --         (0.020)           0.119         1.321
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............            --(6)            --(6)       0.000(6)        (0.017)(6)     1.323(6)
  For the Year Ended
   December 31
  1997...................        (0.062)              --         (0.063)           0.133         1.202
  From inception,
   August 9, 1996 through
   December 31, 1996.....            --               --         (0.002)           0.069         1.069

HARTFORD MIDCAP HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............        (0.111)              --         (0.111)           0.614         2.053
  From inception
   November 9, 1999,
   through December 31,
   1999
  Class 1B...............        (0.078)              --         (0.078)           0.295         2.053
  For the Year Ended
   December 31
  1998...................            --               --          0.000            0.302         1.439
  From inception,
   July 15, 1997 through
   December 31, 1997.....            --               --         (0.001)           0.137         1.137

HARTFORD GROWTH AND
 INCOME HLS FUND
  For the Year Ended
   December 31, 1999
  Class 1A...............        (0.009)              --         (0.013)           0.246         1.432
  Class 1B...............        (0.009)              --         (0.011)           0.245         1.430
  From inception,
   May 29, 1998 through
   December 31, 1998
  Class 1A...............            --               --         (0.004)           0.186         1.186
  Class 1B...............            --               --         (0.003)           0.185         1.185

HARTFORD HIGH YIELD HLS
 FUND
  For the Year Ended
   December 31, 1999
  Class 1A...............            --               --         (0.059)          (0.012)        1.005
  Class 1B...............            --               --         (0.058)          (0.012)        1.005
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1A...............            --               --         (0.019)           0.017         1.017
  Class 1B...............            --               --         (0.019)           0.017         1.017

HARTFORD GLOBAL LEADERS
 HLS FUND
  For the Year Ended
   December 31, 1999
  Class 1A...............        (0.014)              --         (0.017)           0.628         1.913
  Class 1B...............        (0.014)              --         (0.014)           0.627         1.912
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1A...............        (0.032)              --         (0.034)           0.285         1.285
  Class 1B...............        (0.032)              --         (0.033)           0.285         1.285


                                                  RATIOS AND SUPPLEMENTAL DATA
                           --------------------------------------------------------------------------
                                                         RATIO OF    RATIO OF    RATIO OF
                                                         EXPENSES    EXPENSES      NET
                                          NET ASSETS    TO AVERAGE  TO AVERAGE  INVESTMENT
                                          AT END OF     NET ASSETS  NET ASSETS    INCOME    PORTFOLIO
                              TOTAL         PERIOD        AFTER       BEFORE    TO AVERAGE  TURNOVER
                             RETURN     (IN THOUSANDS)   WAIVERS     WAIVERS    NET ASSETS    RATE
                           -----------  --------------  ----------  ----------  ----------  ---------
HARTFORD SMALL COMPANY
 HLS FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       65.83%    $  757,302         0.78%       0.78%      (0.45)%      181.3%
  Class 1B...............       65.54         10,200         0.96        1.03       (0.63)       181.3
  For the Year Ended
   December 31, 1998
  Class 1A...............       11.62        350,734         0.77          --       (0.24)       235.7
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............       (1.30)(2)        696         0.95(1)       --       (0.46)(1)    235.7
  For the Year Ended
   December 31
  1997...................       18.38        210,769         0.77          --        0.08        222.2
  From inception,
   August 9, 1996 through
   December 31, 1996.....        7.15(2)      42,812         0.72(1)     0.88(1)     0.31(1)(3)   31.8
HARTFORD MIDCAP HLS
 FUND, INC.
  For the Year Ended
   December 31, 1999
  Class 1A...............       51.81        672,678         0.79        0.79       (0.15)       120.7
  From inception
   November 9, 1999,
   through December 31,
   1999
  Class 1B...............       25.99(2)          36         0.97(1)     1.04(1)    (0.32)(1)    120.7
  For the Year Ended
   December 31
  1998...................       26.57        143,494         0.79          --       (0.15)       134.1
  From inception,
   July 15, 1997 through
   December 31, 1997.....       13.81(2)      27,589        0.46(1)      0.86(1)     0.45(1)(3)   46.1
HARTFORD GROWTH AND
 INCOME HLS FUND
  For the Year Ended
   December 31, 1999
  Class 1A...............       21.82        201,857         0.82        0.82        0.63         53.8
  Class 1B...............       21.61             14         1.00        1.07        0.45         53.8
  From inception,
   May 29, 1998 through
   December 31, 1998
  Class 1A...............       19.05(2)      25,312        0.28(1)      0.84(1)     1.42(1)(3)   29.6
  Class 1B...............       18.82             11        0.44(1)      1.00(1)     1.34(1)(3)   29.6
HARTFORD HIGH YIELD HLS
 FUND
  For the Year Ended
   December 31, 1999
  Class 1A...............        4.70         52,731         0.72        0.84        8.36(3)      46.9
  Class 1B...............        4.52            102         0.90        1.09        8.18(3)      46.9
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1A...............        3.59(2)      14,482        0.35(1)      0.92(1)     8.04(1)(3)   15.4
  Class 1B...............        3.53(2)         102        0.53(1)      1.10(1)     7.77(1)(3)   15.4
HARTFORD GLOBAL LEADERS
 HLS FUND
  For the Year Ended
   December 31, 1999
  Class 1A...............       50.37        179,675        0.86         0.91        0.54(3)     207.4
  Class 1B...............       50.11             69        1.04         1.16        0.36(3)     207.4
  From inception,
   September 30, 1998
   through December 31,
   1998
  Class 1A...............       31.88(2)       5,761        0.89(1)      1.46(1)     0.63(1)(3)   47.9
  Class 1B...............       31.82(2)          39        0.98(1)      1.55(1)     0.59(1)(3)   47.9

(1)  Annualized.
(2)  Not annualized.
(3) Management fees were waived until assets (excluding assets contributed by companies affiliated with The Hartford Investment Management Company) reached $20 million. The ratio of expenses to average net assets would have been higher if management fees were not waived. The ratio of net investment income to average net assets would have been lower if management fees were not waived.
(4) Information presented relates to a share of capital stock outstanding for the indicated period.
(6) Per share amounts have been restated to reflect a reverse stock split for Class B shares effective September 17, 1999 (see Note 12).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF HARTFORD BOND HLS FUND, INC.,
 HARTFORD STOCK HLS FUND, INC.,
HARTFORD MONEY MARKET HLS FUND, INC., HARTFORD ADVISERS HLS FUND, INC., HARTFORD
 CAPITAL APPRECIATION HLS FUND, INC.,
HARTFORD MORTGAGE SECURITIES HLS FUND, INC., HARTFORD INDEX HLS FUND, INC., HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC., HARTFORD DIVIDEND AND
 GROWTH HLS FUND, INC.,
HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC., HARTFORD SMALL COMPANY HLS
 FUND, INC.,
HARTFORD MIDCAP HLS FUND, INC. AND HARTFORD SERIES FUND, INC.:
--------------------------------------------------------------------------------
We have audited the accompanying statements of net assets of Hartford Bond HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., Hartford Small Company HLS Fund, Inc. and Hartford Series Fund, Inc. (consisting of Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund) and the statement of assets and liabilities of Hartford MidCap HLS Fund, Inc. (all Maryland corporations) (the Funds) as of December 31, 1999, and the related statement of operations, statements of changes in net assets and financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian bank. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Bond HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., Hartford MidCap HLS Fund, Inc. and Hartford Series Fund, Inc. (consisting of Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund) as of December 31, 1999 and the results of their operations, the changes in their net assets and the financial highlights for the periods then ended in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 14, 2000                                            ARTHUR ANDERSEN LLP

                                    MF-86

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Hartford Life Insurance Companies
P.O. Box 2999                                              |     BULK RATE   |
Hartford, CT 06104-2999                                    |   U.S. POSTAGE  |
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                                                           |   HOLLISTON, MA |
                                                           |       01746     |






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